United States

Securities and Exchange Commission

Washington, D.C.  20549

Form N-Q

Quarterly Schedule of Portfolio Holdings

of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, Pennsylvania 15237-7000

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/06

Date of Reporting Period:  Quarter ended 4/30/06

Item 1.

Schedule of Investments

AUTOMATED CASH MANAGEMENT TRUST

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES--1.4%
		Finance - Automotive--0.6%
$880,346		CarMax Auto Owner Trust 2005-3, Class A1, 4.446%, 12/15/2006	$880,346
9,359,142	[1]	Ford Credit Auto Owner Trust 2006-A, Class A1, 4.724%, 11/15/2006	9,359,142
3,819,636		Wachovia Auto Owner Trust 2005-B, Class A1, 4.480%, 12/20/2006	3,819,636
		TOTAL	14,059,124
		Finance - Equipment--0.8%
11,968,675		CIT Equipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007	11,968,675
3,359,202		CNH Equipment Trust 2005-B, Class A1, 3.908%, 10/6/2006	3,359,202
4,658,938		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	4,658,939
		TOTAL	19,986,816
		TOTAL ASSET-BACKED SECURITIES	34,045,940
		CERTIFICATES OF DEPOSIT--10.8%
		Banking--10.8%
39,000,000		Calyon, Paris, 3.950% - 5.310%, 7/14/2006 - 4/19/2007	39,000,000
3,000,000		Citibank NA, New York, 4.645%, 7/10/2006	2,999,911
87,000,000		Credit Suisse, Zurich, 4.705% - 5.205%, 5/5/2006 - 3/29/2007	87,000,059
10,000,000		DePfa Bank PLC, 5.260%, 4/9/2007	10,000,000
15,000,000		Deutsche Bank AG, 4.450%, 10/13/2006	15,000,000
2,000,000		HSBC Bank USA, 3.995%, 7/18/2006	2,000,000
35,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 5.030%, 6/29/2006	35,000,000
15,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.397%, 10/4/2006	14,999,844
30,000,000		Societe Generale, Paris, 4.760%, 10/27/2006	30,000,000
25,000,000		Svenska Handelsbanken, Stockholm, 3.885% - 4.045%, 7/5/2006 - 7/26/2006	25,000,248
		TOTAL CERTIFICATES OF DEPOSIT	261,000,062
		COLLATERALIZED LOAN AGREEMENTS--13.4%
		Banking--5.7%
38,000,000		Deutsche Bank Securities, Inc., 5.005%, 5/1/2006	38,000,000
50,000,000		Fortis Bank SA/NV, 4.925%, 5/1/2006	50,000,000
50,000,000		IXIS Financial Products Inc., 4.975%, 5/1/2006	50,000,000
		TOTAL	138,000,000
		Brokerage--7.7%
100,000,000		Citigroup Global Markets, Inc., 4.975%, 5/1/2006	100,000,000
35,000,000		Goldman Sachs & Co., 4.945% - 4.975%, 5/1/2006	35,000,000
50,000,000		Merrill Lynch & Co., Inc., 5.025%, 5/1/2006	50,000,000
		TOTAL	185,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	323,000,000
		COMMERCIAL PAPER--26.0%[2]
		Banking--9.7%
15,000,000	[1]	Blue Spice LLC, (Deutsche Bank AG, SWP), 4.850%, 6/22/2006	14,894,917
2,000,000		Danske Corp., Inc., (Danske Bank A/S, GTD), 4.984%, 4/10/2007	1,904,750
75,000,000	[1]	Fountain Square Commercial Funding Corp., 4.610% - 5.000%, 5/8/2006 - 9/5/2006	74,413,340
45,000,000	[1]	KBC Financial Products International Ltd., (KBC Bank N.V., GTD), 4.570% - 4.980%, 7/12/2006 - 8/9/2006	44,473,656
25,000,000	[1]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.000%, 5/1/2006	25,000,000
17,945,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 4.940%, 6/7/2006	17,945,000
35,000,000	[1]	Picaros Funding LLC, (KBC Bank N.V., GTD), 4.970%, 7/18/2006 - 8/10/2006	34,575,479
20,000,000	[1]	Ticonderoga Funding LLC, (Bank of America N.A., SWP), 4.780%, 5/5/2006	19,989,378
		TOTAL	233,196,520
		Finance - Automotive--4.8%
10,000,000		DaimlerChrysler Revolving Auto Conduit LLC, (Series A1 +/P1), 4.620%, 5/9/2006	9,989,733
20,000,000		FCAR Auto Loan Trust, (Series A1+/P1), 4.760% - 4.800%, 5/15/2006 - 6/15/2006	19,942,233
87,000,000		FCAR Auto Loan Trust, (Series A1/P1), 4.750% - 4.860%, 5/4/2006 - 7/17/2006	86,734,698
		TOTAL	116,666,664
		Finance - Commercial--3.0%
32,500,000		CIT Group, Inc., 4.610% - 5.040%, 5/1/2006 - 10/3/2006	32,133,655
40,000,000	[1]	Fairway Finance Co. LLC, 4.780%, 5/10/2006	39,952,200
		TOTAL	72,085,855
		Finance - Retail--1.1%
2,000,000	[1]	Compass Securitization LLC, 4.650%, 5/15/2006	1,996,383
15,000,000	[1]	Paradigm Funding LLC, 4.780%, 5/8/2006	14,986,058
10,000,000	[1]	Tulip Funding Corp., 5.110%, 10/24/2006	9,750,178
		TOTAL	26,732,619
		Finance - Securities--5.7%
8,000,000	[1]	Galaxy Funding Inc., 4.680%, 5/31/2006	7,968,800
25,000,000	[1,3]	Georgetown Funding Co. LLC, 4.980%, 4/26/2006	24,913,542
10,000,000	[1]	Grampian Funding LLC, 4.590% - 4.650%, 5/16/2006 - 7/21/2006	9,938,675
20,000,000	[1]	KLIO II Funding Ltd., 4.910%, 5/23/2006	19,939,989
50,000,000	[1]	Perry Global Funding LLC (Series A), 4.780% - 4.820%, 5/2/2006 - 5/11/2006	49,963,208
5,000,000	[1]	Scaldis Capital LLC, 4.650%, 5/15/2006	4,990,958
20,000,000	[1]	Sigma Finance, Inc., (Sigma Finance Corp., GTD), 4.525%, 5/17/2006	19,959,778
		TOTAL	137,674,950
		Insurance--1.7%
40,000,000	[1]	Aspen Funding Corp., 4.580% - 4.850%, 5/3/2006 - 6/26/2006	39,880,472
		TOTAL COMMERCIAL PAPER	626,237,080
		CORPORATE NOTES--2.5%
		Finance - Securities--2.5%
27,500,000	[1]	K2 (USA) LLC, (K2 Corp., GTD), 3.980% - 5.000%, 7/25/2006 - 3/12/2007	27,499,884
33,000,000	[1]	Sigma Finance, Inc., (Sigma Finance Corp., GTD), 4.830% - 5.000%, 1/26/2007 - 4/19/2007	33,000,000
		TOTAL CORPORATE NOTES	60,499,884
		LOAN PARTICIPATION--1.8%
		Chemicals--1.8%
45,000,000		DuPont Teijin Films U.K. Ltd., (Du Pont (E.I.) GTD de Nemours & Co.), 5.030%, 5/31/2006	45,000,000
		NOTES - VARIABLE--34.4%[4]
		Banking--14.1%
4,775,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 5.050%, 5/4/2006	4,775,000
400,000		Alabama Paper Products LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.080%, 5/4/2006	400,000
4,570,000		American Concrete Pumping LLC, (Series 2004), (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	4,570,000
40,000,000	[1]	BNP Paribas SA, 4.940%, 5/26/2006	40,000,000
20,000,000		Barclays Bank PLC, 4.773%, 5/5/2006	19,999,378
3,045,000		C. J. Krehbiel Co., (Series 2000), (Fifth Third Bank, Cincinnati LOC), 5.000%, 5/4/2006	3,045,000
5,280,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 4.930%, 5/3/2006	5,280,000
638,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 4.900%, 5/4/2006	638,000
20,000,000		Credit Suisse, Zurich, 4.930%, 6/29/2006	20,000,000
30,000,000	[1]	DePfa Bank PLC, 4.920%, 6/15/2006	30,000,000
7,795,000		E & J Investments LLC, Bradner Village Health Care, (Series 1999), (LaSalle Bank, N.A. LOC), 5.100%, 5/4/2006	7,795,000
7,355,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.000%, 5/4/2006	7,355,000
5,760,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 4.930%, 5/3/2006	5,760,000
15,000,000		Greenwich Capital Holdings, Inc., (Royal Bank of Scotland PLC, Edinburgh, GTD), 4.812%, 5/11/2006	15,000,000
20,000,000	[1]	Greenwich Capital Holdings, Inc., (Royal Bank of Scotland PLC, Edinburgh, GTD), 4.889%, 5/22/2006	20,000,000
39,000,000	[1]	HBOS Treasury Services PLC, 4.819% - 4.840%, 5/9/2006 – 5/22/2006	39,000,000
1,920,000		HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 5.130%, 5/4/2006	1,920,000
7,590,000		Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 5.000%, 5/4/2006	7,590,000
2,400,000		K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor Services, Inc.; Mad River Auto Parts, Inc.; Ezzel Parts Exchange, Inc., (Series 1998), (U.S. Bank, N.A. LOC), 5.020%, 5/4/2006	2,400,000
5,000,000	[1]	Los Angeles, CA, MERLOTS (Series 2000-A) (H&H Theatre), (Wachovia Bank N.A. LOC), 4.950%, 5/3/2006	5,000,000
5,000,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Amsouth Bank N.A., Birmingham, AL LOC), 5.070%, 5/4/2006	5,000,000
6,000,000		Mississippi Business Finance Corp., Howard Industries, Inc., (Series 1999), (Amsouth Bank N.A., Birmingham, AL LOC), 5.010%, 5/4/2006	6,000,000
1,400,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 5.030%, 5/4/2006	1,400,000
7,080,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 4.930%, 5/3/2006	7,080,000
6,800,000		Salvation Army, (Series 2005-A), (Bank of New York LOC), 5.050%, 5/4/2006	6,800,000
3,491,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 4.990%, 5/4/2006	3,491,000
3,900,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 4.930%, 5/3/2006	3,900,000
10,000,000		Svenska Handelsbanken, Stockholm, 4.766%, 5/3/2006	9,999,151
10,000,000	[1]	Union Hamilton Special Purpose Funding LLC, (Series 2005-1) Tranche #1, (Wachovia Corp., GTD), 4.930%, 6/21/2006	10,000,000
20,000,000		Wells Fargo & Co., 4.876%, 5/2/2006	20,000,000
20,000,000	[1]	Westpac Banking Corp. Ltd., Sydney, 4.871%, 5/16/2006	20,000,000
4,600,000		White Hydraulics, Inc., (Series 1999), (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	4,600,000
195,000		Winona Lake, IN, (Series 1999-B), Grace Village, (U.S. Bank, N.A. LOC), 5.100%, 5/4/2006	195,000
		TOTAL	338,992,529
		Brokerage--9.7%
45,290,000		Goldman Sachs Group, Inc., 4.810% - 4.866%, 5/1/2006 - 5/8/2006	45,296,052
29,500,000	[1]	Goldman Sachs Group, Inc., 4.921%, 5/15/2006	29,503,721
10,000,000		Goldman Sachs Group, Inc., Promissory Note, 4.879%, 5/8/2006	10,000,000
25,000,000		Merrill Lynch & Co., Inc., 4.881% - 4.889%, 5/4/2006 - 5/15/2006	25,000,000
35,000,000	[1]	Merrill Lynch & Co., Inc., 5.052%, 5/11/2006	35,000,000
90,000,000		Morgan Stanley, 4.846% - 5.059%, 5/1/2006 – 5/30/2006	90,000,000
		TOTAL	234,799,773
		Electrical Equipment--0.7%
17,300,240		Northwest Airlines, Inc., (General Electric Co., GTD), 4.830%, 5/1/2006	17,300,240
		Finance - Commercial--1.3%
32,400,000	[1]	General Electric Capital Corp., 4.949% - 5.001%, 5/9/2006 – 5/17/2006	32,400,000
		Finance - Retail--1.9%
12,000,000	[1]	Compass Securitization LLC, 4.804%, 5/10/2006	11,999,875
34,000,000	[1]	Paradigm Funding LLC, 4.800% - 4.919%, 5/8/2006 – 5/25/2006	34,000,000
		TOTAL	45,999,875
		Finance - Securities--1.6%
4,000,000	[1]	Beta Finance, Inc., 4.770%, 5/22/2006	4,000,521
17,000,000	[1]	K2 (USA) LLC, (K2 Corp., GTD), 4.804%, 5/10/2006	16,998,799
18,000,000	[1]	Sigma Finance, Inc., (Sigma Finance Corp., GTD), 4.791% - 5.170%, 5/1/2006 – 7/25/2006	18,000,461
		TOTAL	38,999,781
		Government Agency--0.8%
780,000		Alabama HFA MFH, Turtle Lake Project (Series 2000-B), (FNMA LOC), 5.100%, 5/4/2006	780,000
7,000,000		Direct One Funding Corp., (FNMA LOC), 4.900%, 5/4/2006	7,000,000
3,650,000		Kentucky EDFA, Henderson County Health Care Corp., (Federal Home Loan Bank of Cincinnati LOC), 5.100%, 5/4/2006	3,650,000
3,180,000		Lexington Fayette, KY, (Series 2001), (Federal Home Loan Bank of Cincinnati LOC), 5.100%, 5/4/2006	3,180,000
4,000,000		Louisiana Public Facilities Authority, Emberwood Apt. Complex, (Series 2003B), (FNMA LOC), 5.060%, 5/4/2006	4,000,000
		TOTAL	18,610,000
		Insurance--3.9%
15,000,000		Genworth Life Insurance Co., 4.810% - 4.910%, 5/9/2006 – 6/1/2006	15,000,000
5,000,000		Hartford Life Global Funding Trust, 4.881%, 5/15/2006	5,000,000
20,000,000	[1]	MBIA Global Funding LLC, 4.927%, 6/16/2006	20,000,793
53,000,000		Monumental Life Insurance Co., 4.800% - 4.960%, 5/1/2006 - 5/31/2006	53,000,000
		TOTAL	93,000,793
		Pharmaceuticals and Health Care--0.4%
10,000,000	[1]	Eli Lilly Services, Inc., (Eli Lilly & Co., GTD), 4.796%, 5/2/2006	10,000,000
		TOTAL NOTES - VARIABLE	830,102,991
		MUTUAL FUND--0.4%
		Asset Management--0.4%
10,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	10,000,000
		TIME DEPOSIT--2.3%[2]
		Banking--2.3%
55,000,000		Toronto Dominion Bank, 4.875%, 5/1/2006	55,000,000
		REPURCHASE AGREEMENTS--8.1%
175,840,000		Interest in $3,400,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bank of America N.A., will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	175,840,000
10,000,000		Interest in $125,000,000 joint repurchase agreement 4.55%, dated 4/28/206 under which J.P. Morgan Securities Inc., will repurchase U.S. Government Agency securities with various maturities to 1/15/2021 for $125,047,396 on 5/1/2006. The market value of the underlying securities at the end period was $127,504,165.	10,000,000
10,000,000		Interest in $800,000,000 joint repurchase agreement 4.69%, dated 4/28/2006 under which Morgan Stanley and Co., Inc., will repurchase U.S. Treasury securities with various maturities to 1/31/2007 for $800,312,667 on 5/1/2006. The market value of the underlying securities at the end of the period was $818,092,268.	10,000,000
		TOTAL REPURCHASE AGREEMENTS	195,840,000
		TOTAL INVESTMENTS –101.1% (AT AMORTIZED COST)[5]	2,440,725,957
		OTHER ASSETS AND LIABILITIES –NET – (1.1)%	(27,728,826)
		TOTAL NET ASSETS –100%	$2,412,997,131

1

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At April 30, 2006, these securities amounted to $903,350,207 which represents 37.4% of total net assets.

2	Discount rate at the time of purchase, or the coupon for interest bearing issues.
3	Reflects potential extension period.
4	Floating rate note with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Investments in other open-end regulated investment companies are valued at net asset value.

The following acronyms are used throughout this portfolio:

EDFA	--Economic Development Financing Authority
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts – Liquidity Optional Tender Services
MFH	--Multifamily Housing
SWP	--Swap Agreement

AUTOMATED GOVERNMENT MONEY TRUST

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount			Value
		U.S. TREASURY--9.1%
		U.S. Treasury Notes--9.1%
$2,500,000		United States Treasury Notes, 2.500%, 5/31/2006	$2,497,990
5,500,000		United States Treasury Notes, 2.500%, 10/31/2006	5,454,563
15,500,000		United States Treasury Notes, 2.750%, 6/30/2006	15,475,486
5,250,000		United States Treasury Notes, 2.750%, 7/31/2006	5,234,840
10,250,000		United States Treasury Notes, 2.875%, 11/30/2006	10,155,596
6,500,000		United States Treasury Notes, 3.125%, 1/31/2007	6,430,484
5,000,000		United States Treasury Notes, 7.000%, 7/15/2006	5,025,596
		TOTAL U.S. TREASURY	50,274,555
		REPURCHASE AGREEMENTS—90.9%
109,000,000		Interest in $1,950,000,000 joint repurchase agreement 4.690%, dated 4/28/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $1,950,762,125 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,989,000,443.	109,000,000
5,000,000		Interest in $100,000,000 joint repurchase agreement 4.590%, dated 4/28/2006 under which Deutsche Bank Securities, Inc. will repurchase a U.S. Treasury security maturing on 9/21/2006 for $100,038,250 on 5/1/2006. The market value of the underlying security at the end of the period was $102,039,129.	5,000,000
100,000,000		Interest in $1,500,000,000 joint repurchase agreement 4.680%, dated 4/28/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2016 for $1,500,585,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,530,596,726.	100,000,000
109,000,000		Interest in $1,750,000,000 joint repurchase agreement 4.700%, dated 4/28/2006 under which J.P. Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2028 for $1,750,685,417on 5/1/2006. The market value of the underlying securities at the end of the period was $1,785,003,790.	109,000,000
109,000,000		Interest in $800,000,000 joint repurchase agreement 4.690%, dated 4/28/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 1/31/2007 for $800,312,667on 5/1/2006. The market value of the underlying securities at the end of the period was $818,092,268.	109,000,000
5,000,000	[1]	Interest in $400,000,000 joint repurchase agreement 4.600%, dated 2/22/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 1/15/2011 for $403,935,565 on 5/10/2006. The market value of the underlying securities at the end of the period was $408,002,168.	5,000,000
5,000,000		Interest in $176,549,000 joint repurchase agreement 4.600%, dated 4/28/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 1/15/2026 for $176,616,677 on 5/1/2006. The market value of the underlying securities at the end of the period was $180,082,432.	5,000,000
61,732,000		Interest in $1,250,000,000 joint repurchase agreement 4.700%, dated 4/28/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2016 for $1,250,489,583 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,275,002,965.	61,732,000
		TOTAL REPURCHASE AGREEMENTS	503,732,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[2]	554,006,555
		OTHER ASSETS AND LIABILITIES—NET—(0.0)%	(229,762)
		TOTAL NET ASSETS—100%	$553,776,793

1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

FEDERATED CAPITAL RESERVES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES — 1.7%
		Finance – Automotive— 1.2%
$15,703,640	[1]	Capital Auto Receivables Asset Trust 2006-1, Class A1, 4.642%, 2/15/2007	$15,703,640
26,936,518	[1]	DaimlerChrysler Auto Trust 2006-A, Class A1, 4.791%, 3/8/2007	26,936,518
21,181,216	[1]	Ford Credit Auto Owner Trust 2006-A, Class A1, 4.725%, 11/15/2006	21,181,216
1,489,472		Honda Auto Receivables Owner Trust 2005-6, Class A-1, 4.512%, 12/18/2006	1,489,472
5,928,970		Hyundai Auto Receivables Trust 2006-A, Class A1, 4.838%, 3/15/2007	5,928,970
4,214,833		Nissan Auto Lease Trust 2005-A, Class A1, 4.271%, 11/15/2006	4,214,833
11,458,908		Wachovia Auto Owner Trust 2005-B, Class A1, 4.481%, 12/20/2006	11,458,908
11,768,881		World Omni Automobile Receivables Trust 2006-A, Class A1, 4.843%, 3/15/2007	11,768,881
		TOTAL	98,682,438
		Finance – Equipment — 0.5%
12,766,587		CIT Equipment Collateral 2006-VT1, Class A1, 4.990%, 3/20/2007	12,766,587
6,718,404		CNH Equipment Trust 2005-B, Class A1, 3.908%, 10/6/2006	6,718,404
18,635,754		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	18,635,754
1,294,962	[1]	Great America Leasing Receivables 2005-1, Class A1, 4.310%, 10/20/2006	1,293,757
		TOTAL	39,414,502
		TOTAL ASSET-BACKED SECURITIES	138,096,940
		CERTIFICATES OF DEPOSIT —11.3%
		Banking—11.3%
15,000,000		Barclays Bank PLC, 4.712%, 10/17/2006	15,000,170
96,000,000		Calyon, Paris, 3.911% - 5.279%, 7/14/2006 - 4/30/2007	96,001,486
10,000,000		Citibank NA, New York, 4.805%, 6/6/2006	10,000,000
190,000,000		Credit Suisse, Zurich, 4.705% - 5.138%, 5/15/2006 - 3/29/2007	190,000,000
36,000,000		DePfa Bank PLC, 4.690%, 7/17/2006	36,000,000
106,000,000		Deutsche Bank AG, 4.352% - 4.450%, 10/4/2006 - 10/13/2006	106,001,265
30,000,000		HBOS Treasury Services PLC, 5.192%, 4/11/2007	30,000,000
15,000,000		Royal Bank of Canada, Montreal, 4.705%, 5/22/2006	15,000,043
84,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.712%, 10/27/2006	84,002,016
72,000,000		Svenska Handelsbanken, Stockholm, 3.843% - 3.999%, 7/5/2006 - 7/26/2006	72,000,715
10,000,000		Toronto Dominion Bank, 5.226%, 4/13/2007	10,000,000
225,000,000		Washington Mutual Bank, 4.790% - 4.800%, 5/8/2006 - 5/9/2006	225,000,000
35,000,000		Wilmington Trust Co., 4.830%, 6/1/2006	34,999,515
		TOTAL CERTIFICATE OF DEPOSIT	924,005,210
		COLLATERALIZED LOAN AGREEMENTS—15.9%
		Banking—3.1%
180,000,000		Barclays Capital, Inc., 4.965%, 5/1/2006	180,000,000
75,000,000		BNP Paribas Securities Corp., 4.985%, 5/1/2006	75,000,000
		TOTAL	255,000,000
		Brokerage—12.8%
150,000,000		Bear Stearns Cos., Inc., 4.995%, 5/1/2006	150,000,000
285,000,000		Citigroup Global Markets, Inc., 4.925% - 4.975%, 5/1/2006	285,000,000
300,000,000		Goldman Sachs & Co., 4.975%, 5/1/2006	300,000,000
75,000,000		Merrill Lynch & Co., Inc., 5.025%, 5/1/2006	75,000,000
235,000,000		Morgan Stanley & Co., Inc., 4.975%, 5/1/2006	235,000,000
		TOTAL	1,045,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,300,000,000
		COMMERCIAL PAPER—24.9%[2]
		Aerospace / Auto– 0.8%
10,000,000	[1]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 5.000%, 5/12/2006	9,984,753
53,700,000	[1]	Volkswagen of America, Inc., (Guaranteed by Volkswagen AG), 4.861% - 4.880%, 5/5/2006 - 5/10/2006	53,658,457
		TOTAL	63,643,210
		Banking—6.6%
80,000,000	[1]	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 4.910% - 4.953%, 6/22/2006 - 7/05/2006	79,348,375
16,000,000		Danske Corp., Inc., (Guaranteed by Danske Bank A/S), 5.185%, 4/10/2007	15,238,002
85,000,000		DePfa Bank PLC, 4.675% - 4.704%, 5/9/2006 - 5/15/2006	84,873,650
57,000,000	[1]	Fountain Square Commercial Funding Corp., 4.674% - 5.020%, 5/9/2006 - 7/13/2006	56,489,924
65,000,000	[1]	KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.),5.041%, - 5.043%, 8/4/2006 – 8/9/2006	64,127,722
20,000,000	[1]	Long Lane Master Trust IV, (Bank of America N.A. Swap Agreement), 4.698%, 7/12/2006	19,816,400
175,000,000	[1]	Picaros Funding LLC, (Guaranteed by KBC Bank N.V.), 4.379% - 5.053%, 5/10/2006 - 8/10/2006	173,493,353
50,000,000	[1]	Ticonderoga Funding LLC, (Bank of America N.A. Swap Agreement), 4.798%, 5/5/2006	49,973,444
		TOTAL	543,360,870
		Consumer Product — 0.8%
62,990,000	[1]	Fortune Brands, Inc., 4.789% - 4.943%, 5/1/2006 - 5/16/2006	62,953,873
		Electrical Equipment —0.7%
54,670,000		Whirlpool Corp., 4.891% - 5.013%, 5/1/2006 - 5/15/2006	54,605,065
		Finance – Automotive — 5.7%
78,000,000		DaimlerChrysler North America Holding Corp., 4.911% - 5.071%, 5/4/2006 - 5/25/2006	77,843,692
203,350,000		FCAR Auto Loan Trust, A1/P1 Series, 4.705% - 4.920%, 5/8/2006 - 7/17/2006	202,352,366
187,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 4.664% - 4.971%, 5/5/2006 - 7/5/2006	186,688,403
		TOTAL	466,884,461
		Finance – Commercial — 1.8%
124,000,000		CIT Group, Inc., 4.659% - 5.179%, 5/1/2006 - 10/16/2006	122,848,186
25,000,000	[1]	Edison Asset Securitization LLC, 4.961%, 7/5/2006	24,778,819
		TOTAL	147,627,005
		Finance – Equipment — 0.1%
2,700,000		John Deere Bank S.A., (Guaranteed by John Deere Capital Corp.), 4.858%, 5/3/2006	2,699,274
4,000,000		John Deere Finance S.A., (Guaranteed by John Deere Capital Corp.), 4.898%, 5/9/2006	3,995,671
		TOTAL	6,694,945
		Finance – Retail — 3.2%
53,440,000	[1]	Compass Securitization LLC, 4.704% - 4.798%, 5/4/2006 - 5/15/2006	53,399,763
45,000,000		Countrywide Financial Corp., 5.052%, 6/26/2006	44,649,300
90,000,000		Countrywide Home Loans, Inc., (Guaranteed by Countrywide Financial Corp.), 4.809% - 4.811%, 5/5/2006 - 5/9/2006	89,944,233
75,000,000	[1]	Paradigm Funding LLC, 4.800%, 5/5/2006	74,960,167
		TOTAL	262,953,463
		Finance – Securities — 3.6%
65,000,000	[1]	Galaxy Funding Inc., 4.705% - 4.778%, 5/16/2006 - 5/31/2006	64,804,708
58,500,000	[1]	Grampian Funding LLC, 4.697% - 4.922%, 5/16/2006 - 7/21/2006	58,081,675
5,000,000	[1]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 4.800%, 6/5/2006	4,976,958
45,000,000	[1]	KLIO II Funding Ltd., 4.900% - 4.932%, 5/18/2006 - 5/23/2006	44,882,378
25,000,000	[1]	Perry Global Funding LLC Series A, 4.839%, 5/11/2006	24,966,528
20,000,000	[1]	Scaldis Capital LLC, 4.704%, 5/15/2006	19,963,833
82,000,000	[1]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 4.593% - 4.994%, 5/17/2006 - 6/30/2006	81,502,737
		TOTAL	299,178,817
		Food & Beverage — 0.6%
43,986,000	[1]	H.J. Heinz Finance Co., (H.J. Heinz Co. LOC), 4.878% - 5.008%, 5/2/2006 - 5/10/2006	43,954,697
9,000,000	[1]	Sara Lee Corp., 4.950%, 5/9/2006	8,990,120
		TOTAL	52,944,817
		Insurance — 0.1%
10,000,000	[1]	Aspen Funding Corp., 4.798%, 6/2/2006	9,957,867
		Machinery, Equipment, Auto— 0.2%
14,000,000		John Deere Capital Corp., (Deere & Co. Support Agreement), 4.823%, 5/8/2006	13,986,961
		Retail — 0.7%
57,300,000	[1]	Federated Retail Holdings, Inc., (Guaranteed by Federated Department Stores, Inc.), 4.859% - 4.919%, 5/2/2006 - 5/11/2006	57,267,044
		TOTAL COMMERCIAL PAPER	2,042,058,398
		CORPORATE BONDS—1.0%
		Finance – Automotive — 0.1%
3,900,000		DaimlerChrysler North America Holding Corp., 6.400%, 5/15/2006	3,902,182
		Finance – Retail – 0.9%
25,550,000		Countrywide Home Loans, Inc., 5.303%, 6/2/2006	25,560,380
50,000,000		SLM Corp., 5.110%, 9/15/2006	50,035,634
		TOTAL	75,596,014
		TOTAL CORPORATE BONDS	79,498,196
		CORPORATE NOTES — 2.6%
		Banking — 0.3%
25,000,000		Huntington National Bank, Columbus, OH, 4.921%, 7/14/2006	25,001,928
		Finance – Securities – 2.3%
96,000,000	[1]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 3.946% - 4.935%, 7/25/2006 - 3/12/2007	95,999,826
95,000,000	[1]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 3.970% - 5.250%, 7/21/2006 - 4/30/2007	95,000,000
		TOTAL	190,999,826
		TOTAL CORPORATE NOTES	216,001,754
		LOAN PARTICIPATION — 1.1%
		Chemicals – 1.1%
90,000,000		DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 5.030%, 5/31/2006	90,000,000
		TOTAL LOAN PARTICIAPTION	90,000,000
		NOTES – VARIABLE — 34.7%[3]
		Banking — 18.6%
100,000,000	[1]	Australia & New Zealand Banking Group, Melbourne, 4.930%, 5/23/2006	100,000,000
158,000,000		Barclays Bank PLC, 4.773% - 4.934%, 5/5/2006 – 5/30/2006	157,993,994
195,000,000	[1]	BNP Paribas SA, 4.890% - 4.940%, 5/24/2006 – 5/26/2006	195,000,000
3,400,000		Brevard County, FL IDRB, Designer Choice Cabinetry, (Amsouth Bank N.A., Birmingham, AL LOC), 5.103%, 5/4/2006	3,400,000
4,725,000		Capital Markets Access Co. LC, Series 2005 E, (Amsouth Bank N.A., Birmingham, AL LOC), 4.750%, 5/4/2006	4,725,000
100,000,000	[1]	Commonwealth Bank of Australia, Sydney, 4.920%, 5/24/2006	100,000,000
81,000,000		Credit Suisse, Zurich, 4.890% - 4.930%, 5/19/2006 - 6/29/2006	81,001,091
2,350,000		Flintrock Farms, Series 2006, (Fulton Bank LOC), 4.950%, 5/4/2006	2,350,000
125,000,000		Greenwich Capital Holdings, Inc., (Greenwich Capital Holdings, Inc. LOC), 4.781% - 4.960%, 4/30/2006 - 5/28/2006	125,000,000
14,000,000		Greenwich Capital Holdings, Inc., (Guaranteed by Greenwich Capital Holdings, Inc.), 4.809%, 5/9/2006	14,000,000
85,000,000		Greenwich Capital Holdings, Inc., (Guaranteed by Royal Bank of Scotland PLC, Edinburgh), 4.812% - 4.861%, 5/11/2006 - 5/18/2006	85,000,000
60,000,000		Greenwich Capital Holdings, Inc., 4.798%, 5/8/2006	60,000,000
1,900,000		Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 4.920%, 5/4/2006	1,900,000
2,000,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.130%, 5/4/2006	2,000,000
62,000,000	[1]	HBOS Treasury Services PLC, 4.819%, 5/9/2006	62,000,000
50,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 4.830%, 5/12/2006	50,000,000
73,000,000	[1]	National Australia Bank Ltd., Melbourne, 4.810%, 5/8/2006	73,000,000
3,155,000		Oceana County Freezer Storage, Inc., Series 1999, (Huntington National Bank, Columbus, OH LOC), 5.130%, 5/4/2006	3,155,000
5,040,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.226%, 5/4/2006	5,040,000
135,000,000	[1]	Royal Bank of Canada, Montreal, 4.796%, 5/1/2006	135,000,000
25,000,000		Royal Bank of Canada, Montreal, 5.065%, 7/12/2006	25,006,661
6,300,000		Salvation Army, Series 2005-A, (Bank of New York LOC), 5.050%, 5/4/2006	6,300,000
50,000,000	[1]	Societe Generale, Paris, 4.796%, 5/2/2006	50,000,000
50,000,000		Svenska Handelsbanken, Stockholm, 4.766%, 5/3/2006	49,995,774
35,000,000	[1]	Union Hamilton Special Purpose Funding LLC, Series 2005 – 1 Tranche #1, (Guaranteed by Wachovia Corp.), 4.965%, 6/28/2006	35,000,000
250,000		Wells Fargo & Co., 4.876%, 5/2/2006	250,028
100,000,000	[1]	Westpac Banking Corp. Ltd., Sydney, 4.871%, 5/16/2006	100,000,000
		TOTAL	1,527,117,548
		Brokerage – 4.5%
80,000,000		Goldman Sachs Group, Inc., 4.810% - 4.866%, 5/1/2006 - 5/8/2006	80,001,736
5,000,000	[1]	Goldman Sachs Group, Inc., 4.921%, 5/15/2006	5,000,105
135,000,000		Merrill Lynch & Co., Inc., 4.881%, 5/15/2006	135,000,000
150,450,000		Morgan Stanley, 4.940%, 5/1/2006	150,452,463
		TOTAL	370,454,304
		Finance – Commercial — 1.4%
60,000,000	[1]	Fairway Finance Co. LLC, 4.810% - 4.873%, 5/12/2006 - 5/22/2006	59,999,231
53,500,000		General Electric Capital Corp., 4.92% - 5.060%, 6/19/2006 - 6/30/2006	53,501,685
		TOTAL	113,500,916
		Finance – Retail – 3.6%
77,500,000	[1]	Compass Securitization LLC, (Insured by Ambac Financial Group, Inc.), 4.793% - 4.804%, 5/8/2006 – 5/10/2006	77,498,843
132,000,000	[1]	Paradigm Funding LLC, 4.800% - 4.919%, 5/8/2006 - 5/25/2006	131,999,708
90,000,000	[1]	SLM Corp., 4.860%, 5/12/2006	90,000,000
		TOTAL	299,498,551
		Finance – Securities — 4.0%
9,000,000	[1]	Beta Finance, Inc., 4.770%, 5/22/2006	9,001,173
85,000,000	[1]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 4.811%, 5/1/2006	85,001,396
232,000,000	[1]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 4.856% - 5.170%, 5/15/2006 - 7/25/2006	231,996,452
		TOTAL	325,999,021
		Insurance – 2.6%
21,000,000		Genworth Life Insurance Company, 4.810% - 4.910%, 5/9/2006 - 6/1/2006	21,000,000
23,600,000		Hartford Life Global Funding Trust, 4.881%, 5/15/2006	23,600,000
20,000,000		Jackson National Life Insurance Co., 4.926%, 5/1/2006	20,000,000
25,000,000	[1]	MBIA Global Funding LLC, 4.840%, 5/15/2006	25,000,000
30,000,000		New York Life Insurance Co., 4.920%, 5/1/2006	30,000,000
50,000,000		Protective Life Secured Trust 2004-B, 5.130%, 7/13/2006	50,042,451
40,000,000		Travelers Insurance Co., 4.913% - 5.065%, 6/2/2006 - 6/28/2006	40,000,000
		TOTAL	209,642,451
		TOTAL NOTES – VARIABLE	2,846,212,791
		REPURCHASE AGREEMENTS — 6.9%
164,000,000		Interest in $331,000,000 joint repurchase agreement 4.690%, dated 4/28/06 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 7/15/2014 for $164,064,097 on 5/01/2006. The market value of the underlying securities at the end of the period was $337,620,938.	164,000,000
400,000,000		Interest in $1,000,000,000 joint repurchase agreement 4.780%, dated 4/28/06 under which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 4/15/2036 for $400,159,333 on 5/01/2006. The market value of the underlying securities at the end of the period was $1,026,786,046.	400,000,000
		TOTAL REPURCHASE AGREEMENTS	564,000,000
		TOTAL INVESTMENTS —100.1% (AT AMORTIZED COST)[4]	8,199,873,289
		OTHER ASSETS AND LIABILITIES — NET —(0.1)%	(6,273,806)
		TOTAL NET ASSETS —100%	$8,193,599,483

1

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the Fund’s Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At April 30, 2006, these securities amounted to $2,963,945,460 which represents 36.2% of total net assets.

2	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Floating rate note with current rate and next reset date shown.
4	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the

Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit

FEDERATED GOVERNMENT RESERVES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES—22.5%
$35,000,000	[1]	Federal Farm Credit System Floating Rate Note, 4.696%, 5/1/2006	$34,989,755
345,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.570% - 4.860%, 5/2/2006 – 7/5/2006	344,915,019
250,665,000		Federal Home Loan Bank System Notes, 2.100% - 4.750%, 5/15/2006 - 2/1/2007	249,904,778
212,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.000% - 5.005%, 8/22/2006 – 4/17/2007	205,417,297
567,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.560% - 4.830%, 5/8/2006 – 6/27/2006	566,780,642
163,398,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 5.500%, 7/15/2006 - 4/5/2007	162,719,396
25,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.000%, 6/15/2006	24,550,895
		TOTAL U.S. GOVERNMENT AGENCIES	1,589,277,782
		REPURCHASE AGREEMENTS — 77.7%
250,000,000	[3]	Repurchase agreement 4.885%, dated 4/28/2006 under which Banc of America Securities LLC will repurchase U.S. Government Agency Obligations with various maturities to 6/25/2035 for $253,053,125 on 7/27/2006. The market value of the underlying securities at the end of the period was $257,604,824.	250,000,000
1,000,000,000		Repurchase agreement 4.790%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency Obligation with a maturity to 2/01/2036 for $1,000,399,167 on 5/01/2006. The market value of the underlying security at the end of the period was $1,020,000,000.	1,000,000,000
1,500,000,000		Repurchase agreement 4.790%, dated 4/28/2006 under which Barclay Capital, Inc. will repurchase U.S. Government Agency Obligations with various maturities to 8/6/2038 for $1,500,598,750 on 5/1/2006. The market value of the underlying securities at the end the period was $1,530,000,396.	1,500,000,000
167,000,000		Interest in $331,000,000 joint repurchase agreement 4.690%, dated at 4/28/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency Obligations with various maturities to 7/15/2014 for $167,065,269 on 5/01/2006. The market value of the underlying securities at the end the period was $337,620,938.	167,000,000
900,000,000		Repurchase agreement 4.780%, dated at 4/28/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency Obligations with various maturities to 5/15/2029 for $900,358,500 on 5/01/2006. The market value of the underlying securities at the end the period was $918,002,065.	900,000,000
600,000,000		Interest in $1,000,000,000 joint repurchase agreement 4.780%, dated at 4/28/2006 under which Countrywide Securities Corp. will repurchase U.S. Government Agency Obligations with various maturities to 4/15/2036 for $600,239,000 on 5/1/2006. The market value of the underlying securities at the end the period was $1,026,786,046.	600,000,000
75,000,000	[3]	Repurchase agreement 4.620%, dated at 1/31/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency Obligations with various maturities to 7/1/2035 for $75,866,250 on 5/01/2006. The market value of the underlying securities at the end the period was $77,231,755.	75,000,000
500,000,000	[3]	Repurchase agreement 4.890%, dated at 4/10/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency Obligations with various maturities to 1/1/2036 for $503,463,750 on 5/31/2006. The market value of the underlying securities at the end the period was $516,727,639.	500,000,000
500,000,000	[3]	Repurchase agreement 4.780%, dated at 4/04/2006 under which Morgan Stanley & Co. will repurchase U.S. Government Agency Obligations with various maturities to 2/01/2036 for $501,991,667 on 5/4/2006. The market value of the underlying securities at the end the period was $514,032,989.	500,000,000
		TOTAL REPURCHASE AGREEMENTS	5,492,000,000
		TOTAL INVESTMENTS-100.2% (AT AMORTIZED COST)[4]	7,081,277,782
		OTHER ASSETS AND LIABILITIES-NET-(0.2)%	(10,989,068)
		TOTAL NET ASSETS-100%	$7,070,288,714

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at the time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.
4	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

FEDERATED MASTER TRUST

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.5%
		Finance - Automotive--1.5%
$246,293	[1]	Ford Credit Auto Owner Trust 2006-A, Class A1, 4.725%, 11/15/2006	$246,293
247,041		Hyundai Auto Receivables Trust 2006-A, Class A1, 4.838%, 3/15/2007	247,041
558,654		USAA Auto Owner Trust 2005-3, Class A1, 4.170%, 11/9/2006	558,654
763,927		Wachovia Auto Owner Trust 2005-B, Class A1, 4.481%, 12/20/2006	763,927
784,592		World Omni Automobile Receivables Trust 2006-A, Class A1, 4.855%, 3/15/2007	784,592
		TOTAL ASSET-BACKED SECURITIES	2,600,507
		CERTIFICATES OF DEPOSIT--6.5%
		Banking--6.5%
1,000,000		Calyon, Paris, 5.355%, 4/30/2007	1,000,048
2,000,000		Credit Suisse, Zurich, 4.705% - 4.920%, 5/15/2006 - 2/5/2007	2,000,000
2,500,000		Deutsche Bank AG, 4.405% - 4.500%, 10/4/2006 - 10/13/2006	2,500,031
1,000,000		Dexia Bank, Belgium, 4.305%, 9/29/2006	998,005
750,000		HBOS Treasury Services PLC, 5.260%, 4/11/2007	750,000
1,000,000		HSBC Bank USA, 3.995%, 7/18/2006	1,000,000
2,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.755%, 10/27/2006	2,000,048
1,000,000		Svenska Handelsbanken, Stockholm, 4.045%, 7/26/2006	1,000,012
		TOTAL CERTIFICATES OF DEPOSIT	11,248,144
		COLLATERALIZED LOAN AGREEMENTS--21.8%
		Banking--9.3%
5,000,000		Credit Suisse First Boston LLC, 4.995%, 5/1/2006	5,000,000
4,000,000		Deutsche Bank Securities, Inc., 5.005%, 5/1/2006	4,000,000
5,000,000		Fortis Bank SA/NV, 4.925%, 5/1/2006	5,000,000
2,000,000		Greenwich Capital Markets, Inc., 5.000%, 5/1/2006	2,000,000
		TOTAL	16,000,000
		Brokerage--12.5%
6,000,000		Citigroup Global Markets, Inc., 4.975%, 5/1/2006	6,000,000
4,500,000		Goldman Sachs & Co., 4.975%, 5/1/2006	4,500,000
3,000,000		Merrill Lynch & Co., Inc., 5.025%, 5/1/2006	3,000,000
3,000,000		Merrill Lynch, Pierce, Fenner and Smith, 4.850%, 5/1/2006	3,000,000
5,000,000		Morgan Stanley & Co., Inc., 4.975%, 5/1/2006	5,000,000
		TOTAL	21,500,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	37,500,000
		COMMERCIAL PAPER --19.1%[2]
		Banking--4.0%
1,000,000	[1]	Blue Spice LLC, (Deutsche Bank AG SWP), 4.850%, 6/22/2006	992,994
2,000,000		Danske Corp., Inc., (Danske Bank, A/S GTD), 4.984%, 4/10/2007	1,904,750
2,000,000	[1]	Fountain Square Commercial Funding Corp., 4.710%, 5/26/2006	1,993,458
2,000,000	[1]	Picaros Funding LLC, (KBC Bank, N.V. GTD), 4.270%, 7/10/2006	1,983,394
		TOTAL	6,874,596
		Finance - Automotive--4.6%
8,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 4.600% - 4.860%, 5/8/2006 - 7/17/2006	7,950,308
		Finance - Commercial--1.1%
2,000,000		CIT Group, Inc., 5.000%, 8/9/2006	1,972,222
		Finance - Retail--3.0%
1,000,000	[1]	Chariot Funding LLC, 4.980%, 7/17/2006	989,348
2,000,000	[1]	Paradigm Funding LLC, 4.780%, 5/8/2006	1,998,141
2,214,000	[1]	Tulip Funding Corp., 5.110%, 10/24/2006	2,158,689
		TOTAL	5,146,178
		Finance - Securities--5.8%
4,000,000	[1,3]	Georgetown Funding Co. LLC, 5.001%, 6/15/2006	3,986,167
4,000,000	[1]	Grampian Funding LLC, 4.860%, 6/30/2006	3,967,600
1,000,000	[1]	K2 (USA) LLC, (K2 Corp. GTD), 4.740%, 6/5/2006	995,392
1,000,000	[1]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 4.525%, 5/17/2006	997,989
		TOTAL	9,947,148
		Insurance--0.6%
1,000,000	[1]	Aspen Funding Corp., 4.850%, 6/26/2006	992,456
		TOTAL COMMERCIAL PAPER	32,882,908
		CORPORATE NOTES--1.6%
		Finance - Securities--1.6%
1,750,000	[1]	K2 (USA) LLC, (K2 Corp. GTD), 5.000%, 3/9/2007 - 3/12/2007	1,750,000
1,000,000	[1]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 4.830%, 1/30/2007	1,000,000
		TOTAL CORPORATE NOTES	2,750,000
		NOTES - VARIABLE --39.3%[4]
		Banking—14.9%
2,000,000	[1]	Bank of New York Co., Inc., 5.029%, 5/30/2006	2,000,000
3,000,000		Barclays Bank PLC, 4.773%, 5/5/2006	2,999,907
1,455,000		Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 5.150%, 5/4/2006	1,455,000
1,500,000		Credit Suisse, Zurich, 5.038%, 7/17/2006	1,500,000
470,000		Dave White Chevrolet, Inc., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 5.226%, 5/4/2006	470,000
4,500,000		Greenwich Capital Holdings, Inc., (Greenwich Capital Holdings, Inc. GTD), 4.809% - 4.960%, 5/9/2006 - 5/30/2006	4,500,000
3,000,000	[1]	HBOS Treasury Services PLC, 4.819% - 4.840%, 5/9/2006 - 5/22/2006	3,000,000
3,000,000		HBOS Treasury Services PLC, 5.000%, 6/26/2006	3,000,000
2,000,000	[1]	Royal Bank of Canada, Montreal, 4.796%, 5/2/2006	2,000,000
1,500,000		Wells Fargo & Co., 4.876%, 5/2/2006	1,500,000
2,500,000	[1]	Westpac Banking Corp. Ltd., Sydney, 4.871%, 5/16/2006	2,500,000
245,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 5.226%, 5/4/2006	245,000
480,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 5.070%, 5/4/2006	480,000
		TOTAL	25,649,907
		Brokerage--5.2%
2,000,000		Goldman Sachs Group, Inc., 4.810%, 5/8/2006	2,000,000
2,000,000	[1]	Goldman Sachs Group, Inc., 4.921%, 5/15/2006	2,000,096
2,000,000	[1]	Merrill Lynch & Co., Inc., 5.280%, 6/12/2006	2,000,000
3,000,000		Morgan Stanley, 4.940%, 5/1/2006	3,000,000
		TOTAL	9,000,096
		Finance - Retail--0.6%
1,000,000	[1]	Paradigm Funding LLC, 4.800%, 5/8/2006	1,000,000
		Finance - Securities--2.3%
1,000,000	[1]	Beta Finance, Inc., 4.770%, 5/22/2006	1,000,130
3,000,000	[1]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 4.861%, 5/15/2006	2,999,890
		TOTAL	4,000,020
		Government Agency--5.8%
9,920,000		Direct One Funding Corp., (Series 2000), (Sexton Properties), (FNMA LOC), 4.900%, 5/4/2006	9,920,000
		Insurance--7.6%
5,000,000	[1]	MBIA Global Funding LLC, 4.840%, 5/15/2006	5,000,000
5,000,000		Monumental Life Insurance Co., 5.210%, 5/1/2006	5,000,000
1,000,000	[1]	Pacific Life Global Funding, 4.849%, 5/4/2006	1,000,015
2,000,000		Travelers Insurance Co., 4.913%, 6/2/2006	2,000,000
		TOTAL	13,000,015
		Pharmaceuticals and Health Care--2.9%
5,000,000	[1]	Eli Lilly Services, Inc., (Eli Lilly & Co. GTD), 4.993%, 6/1/2006	5,000,000
		TOTAL NOTES - VARIABLE	67,570,038
		REPURCHASE AGREEMENT--9.8%
16,851,000		Interest in $3,400,000,000 joint repurchase agreement 4.790%, dated 4/28/2006 under which Bank of America N.A., will repurchase a U.S. Government Agency security with a maturity of 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	16,851,000
		TOTAL INVESTMENTS --- 99.6% (AT AMORTIZED COST)[5]	171,402,597
		OTHER ASSETS AND LIABILITIES --- NET --- 0.4%	682,710
		TOTAL NET ASSETS --- 100%	$172,085,307

1

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At April 30, 2006, these securities amounted to $53,552,052 which represents 31.1% of total net assets.

2	Discount rate at time of purchase for discount issues, or the coupon for interest bearing issues.
3	Reflects potential extension period.
4	Floating rate note with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

FNMA	-- Federal National Mortgage Association
GTD	--Guaranteed
LOC	--Letter of Credit
SWP	--Swap Agreement

FEDERATED MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.3%[1,2]
		Alabama—3.2%
$600,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Compass Bank, Birmingham LOC), 3.900%, 5/4/2006	$600,000
100,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 3.950%, 5/4/2006	100,000
4,675,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	4,675,000
5,000,000		Chatom, AL IDB, (Series 2001) Weekly VRDNs (Alabama Electric Co-op, Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.900%, 5/4/2006	5,000,000
1,200,000		North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.850%, 5/3/2006	1,200,000
725,000		St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC), 3.920%, 5/4/2006	725,000
		TOTAL	12,300,000
		Alaska—0.8%
3,000,000		Valdez, AK Marine Terminal, (Series 1994B), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 6/1/2006	3,000,000
		Arkansas—2.5%
500,000		Arkansas Development Finance Authority, (Series 1995) Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.850%, 5/4/2006	500,000
500,000		Arkansas Development Finance Authority, (Series 1999B) Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC), 4.040%, 5/4/2006	500,000
8,500,000		Osceola, AR, Solid Waste Disposal Revenue Bonds (Series 2006) Weekly VRDNs (Plum Point Energy Associates LLC)/(Credit Suisse, Zurich LOC), 3.880%, 5/3/2006	8,500,000
		TOTAL	9,500,000
		California—9.2%
3,300,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 3.860%, 5/4/2006	3,300,000
4,000,000		California PCFA, (Series 2000A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 3.870%, 5/3/2006	4,000,000
6,815,000		California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Key Bank, N.A. LOC), 3.890%, 5/4/2006	6,815,000
4,000,000		California PCFA, (Series 2002) Weekly VRDNs (Bidart Dairy II LLC)/(Wells Fargo Bank, N.A. LOC), 3.890%, 5/4/2006	4,000,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 3.890%, 5/4/2006	2,940,000
3,580,000		California PCFA, (Series 2002A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank), 3.870%, 5/3/2006	3,580,000
435,000		California PCFA, (Series 2002A) Weekly VRDNs (SANCO Services LP)/(Union Bank of California, N.A. LOC), 3.870%, 5/3/2006	435,000
3,600,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 3.890%, 5/4/2006	3,600,000
3,800,000		California PCFA, (Series 2003) Weekly VRDNs (George Borba & Son Dairy)/(Wells Fargo Bank, N.A. LOC), 3.890%, 5/4/2006	3,800,000
260,000		California PCFA, (Series 2005A) Weekly VRDNs (Napa Recycling & Waste Services LLC)/(Union Bank of California, N.A. LOC), 3.870%, 5/3/2006	260,000
2,375,000	[3]	California State, Veterans Bonds ROCs (Series 438CE) Weekly VRDNs (Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.880%, 5/4/2006	2,375,000
		TOTAL	35,105,000
		Delaware—0.4%
1,475,000	[3]	Delaware State Housing Authority, (ROCs 359) Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Citibank NA, New York LIQ), 3.880%, 5/4/2006	1,475,000
		District Of Columbia—2.4%
5,000,000	[3]	District of Columbia HFA, (Series 2005 BNY5) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.940%, 5/4/2006	5,000,000
3,245,000	[3]	District of Columbia HFA, (Series 2005 BNY6) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.940%, 5/4/2006	3,245,000
900,000		District of Columbia, Enterprise Zone Revenue Bonds (Series 2004) Weekly VRDNs (NJA Hotel LLC)/(Bank of Scotland, Edinburgh LOC), 3.900%, 5/4/2006	900,000
		TOTAL	9,145,000
		Florida—0.8%
3,000,000	[3]	Clipper Tax-Exempt Certificates Trust (Florida-AMT) Series 2005-17 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.920%, 5/4/2006	3,000,000
		Georgia—7.4%
2,100,000		DeKalb County, GA Development Authority, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.850%, 5/3/2006	2,100,000
16,790,000		DeKalb County, GA MFHA, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.900%, 5/4/2006	16,790,000
7,200,000		Fayette County, GA, (Series 1998) Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC), 3.860%, 5/4/2006	7,200,000
2,150,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 3.850%, 5/3/2006	2,150,000
		TOTAL	28,240,000
		Illinois—7.2%
6,000,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1998) Weekly VRDNs (Yeomans Chicago Corp.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.900%, 5/4/2006	6,000,000
7,245,000	[3]	Chicago, IL O'Hare International Airport, PUTTERs (Series 844Z) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.870%, 5/4/2006	7,245,000
4,610,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.890%, 5/3/2006	4,610,000
190,000		Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 3.920%, 5/3/2006	190,000
5,100,000		Illinois Finance Authority, (Series 2005) Weekly VRDNs (Plano Molding Co.)/(Harris, N.A. LOC), 3.910%, 5/4/2006	5,100,000
700,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 3.860%, 5/3/2006	700,000
3,690,000		Libertyville, IL Industrial Revenue, (Series 2003) Weekly VRDNs (Fabrication Technologies, Inc.)/(LaSalle Bank, N.A. LOC), 3.880%, 5/4/2006	3,690,000
		TOTAL	27,535,000
		Indiana—4.2%
377,000		Crawfordsville, IN EDA, (Series 1995: Shady Knoll III Apartments) Weekly VRDNs (Pedcor Investments-1994-XXII LP)/(Federal Home Loan Bank of Indianapolis LOC), 3.960%, 5/4/2006	377,000
2,300,000		Indiana Port Commission, (Series 2000) Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 3.850%, 5/3/2006	2,300,000
5,825,000	[3]	Indiana State HFA, PUTTERs (Series 1204) Weekly VRDNs (J.P. Morgan Chase & Co LIQ), 3.870%, 5/4/2006	5,825,000
3,120,000	[3]	Indianapolis, IN Local Public Improvement Bond Bank, MACON (Series 2005P) Weekly VRDNs (Indianapolis, IN Airport Authority)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.880%, 5/4/2006	3,120,000
4,300,000		Jasper County, IN EDA, (Series 2005) Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 3.900%, 5/4/2006	4,300,000
		TOTAL	15,922,000
		Kansas-0.6%
2,452,000	[3]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2005-13 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.890%, 5/4/2006	2,452,000
		Kentucky—1.4%
4,600,000		Graves County, KY, (Series 1988) Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 3.850%, 5/4/2006	4,600,000
350,000		Kenton County, KY, (Series 1999) Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC), 3.920%, 5/4/2006	350,000
275,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati LOC), 3.900%, 5/4/2006	275,000
		TOTAL	5,225,000
		Maine—1.0%
175,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC), 3.870%, 5/3/2006	175,000
1,650,000		Biddeford, ME, (Series 2000) Weekly VRDNs (Volk Packaging)/(Comerica Bank LOC), 3.890%, 5/3/2006	1,650,000
2,000,000		Maine Finance Authority, (Series 2005) Weekly VRDNs (Brunswick Publishing)/(SunTrust Bank LOC), 3.900%, 5/4/2006	2,000,000
		TOTAL	3,825,000
		Maryland—2.0%
7,730,000	[3]	Northeast MD Waste Disposal Authority, (PT-766) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Landesbank Hessen-Thueringen (GTD) LIQ), 3.880%, 5/4/2006	7,730,000
		Massachusetts—1.7%
4,000,000		Everett, MA, 4.00% BANs, 9/8/2006	4,013,543
2,495,000		Massachusetts Development Finance Agency, (Series 2004), 3.70% CP (Nantucket Electric Co.)/(Massachusetts Electric Co. GTD), Mandatory Tender 6/6/2006	2,495,000
		TOTAL	6,508,543
		Minnesota—1.4%
5,000,000	[3]	Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.640%, 5/4/2006	5,000,000
475,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(Federal National Mortgage Association LOC), 3.850%, 5/4/2006	475,000
		TOTAL	5,475,000
		Mississippi—4.3%
150,000		Mississippi Business Finance Corp., (Series 1999) VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 3.950%, 5/4/2006	150,000
4,240,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Corinthian, Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.900%, 5/4/2006	4,240,000
3,000,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 3.900%, 5/4/2006	3,000,000
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 3.30% TOBs (Laurel Park Apartments)/(First Tennessee Bank, N.A. LOC), Mandatory Tender 6/1/2006	7,800,000
1,000,000		Mississippi Regional Housing Authority No. II, (Series 2000), 3.30% TOBs (Terrace Park Apartments)/(First Tennessee Bank, N.A. LOC), Optional Tender 5/1/2006	1,000,000
		TOTAL	16,190,000
		Missouri—3.1%
6,600,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006C) Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.870%, 5/4/2006	6,600,000
5,000,000		Southwest City, MO IDA, (Series 2005) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.940%, 5/4/2006	5,000,000
		TOTAL	11,600,000
		Nebraska—0.7%
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland, Utrecht LOC), 3.900%, 5/4/2006	2,000,000
500,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 3.870%, 5/3/2006	500,000
		TOTAL	2,500,000
		Nevada—1.1%
3,430,000	[3]	Clark County, NV Airport System, (PT-2806) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	3,430,000
900,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1) Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Bayerische Landesbank (GTD) LIQ), 3.840%, 5/3/2006	900,000
		TOTAL	4,330,000
		New Jersey—8.3%
2,527,000		Blairstown Township, NJ, 3.75% BANs, 6/28/2006	2,530,708
3,780,715		Haddonfield, NJ, 3.75% BANs, 7/27/2006	3,788,152
1,590,000		High Bridge Borough, NJ, 4.00% BANs, 7/28/2006	1,593,906
3,100,000		Hoboken, NJ, 4.00% BANs, 9/15/2006	3,104,545
2,400,000		Mount Ephraim, NJ Board of Education, 4.25% GANs, 10/11/2006	2,411,211
4,492,500		Mount Holly Township, NJ, 4.50% BANs, 11/27/2006	4,517,978
2,545,500		Perth Amboy, NJ, 4.00% BANs, 6/2/2006	2,547,120
1,500,000		Pleasantville, NJ, 4.25% BANs, 9/29/2006	1,506,615
3,500,000		Somers Point, NJ, 3.75% BANs, 7/6/2006	3,505,848
4,000,000		Trenton, NJ, 4.50% BANs, 12/15/2006	4,025,586
2,000,000		Tuckerton, NJ, 3.75% BANs, 6/23/2006	2,002,541
		TOTAL	31,534,210
		New Mexico—1.9%
7,075,989		New Mexico Mortgage Finance Authority, (Series 2005), 4.82938% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 6/1/2006	7,075,989
		North Carolina—2.3%
3,335,000	[3]	Charlotte, NC Airport, (PT-719) Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), 3.880%, 5/4/2006	3,335,000
5,500,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000A) Weekly VRDNs (Nucor Corp.), 3.910%, 5/3/2006	5,500,000
		TOTAL	8,835,000
		North Dakota—0.7%
2,800,000		Richland County, ND Solid Waste Disposal, (Series 2002) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 3.940%, 5/4/2006	2,800,000
		Ohio—2.8%
4,600,000		Ohio HFA, (Series 2005D) Weekly VRDNs (GNMA COL)/(Federal Home Loan Bank of Cincinnati LIQ), 3.90%, 5/3/2006	4,600,000
5,000,000		Wauseon, OH, 4.00% BANs, 6/1/2006	5,003,911
1,000,000		Williams County, OH, 3.75% BANs, 5/4/2006	1,000,052
		TOTAL	10,603,963
		Oklahoma—1.3%
350,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 5/4/2006	350,000
3,445,178	[3]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2004-3 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.890%, 5/4/2006	3,445,178
1,000,000		Oklahoma Student Loan Authority, (Series 2006A-1) Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.850%, 5/3/2006	1,000,000
		TOTAL	4,795,178
		Pennsylvania—1.0%
270,000		Northampton County, PA IDA, (Series 1997) Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC), 3.940%, 5/3/2006	270,000
3,500,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002 A) Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Bayerische Landesbank (GTD), Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.910%, 5/4/2006	3,500,000
		TOTAL	3,770,000
		South Carolina—2.6%
3,120,000		Berkeley County, SC Exempt Facility Industrial Development, (Series 1998) Daily VRDNs (BP Amoco Corp.)/(BP Amoco Corp. GTD), 3.860%, 5/1/2006	3,120,000
5,200,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 3.870%, 5/3/2006	5,200,000
1,400,000		South Carolina, EDA, (Series 1996) Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 3.940%, 5/3/2006	1,400,000
		TOTAL	9,720,000
		Tennessee—0.7%
150,000		Dickson, TN Health and Educational Facilities Board, Autumn Park Apartments (Series 1999) Weekly VRDNs (Tennessee Partners XII LP)/(Regions Bank, Alabama LOC), 3.950%, 5/4/2006	150,000
550,000		Knox County, TN IDB, (Series 1996) Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC), 3.850%, 5/3/2006	550,000
1,675,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.850%, 5/3/2006	1,675,000
445,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003) Weekly VRDNs (Forest View LP)/(Amsouth Bank N.A., Birmingham, AL LOC), 4.000%, 5/4/2006	445,000
		TOTAL	2,820,000
		Texas—10.3%
700,000		Brazos River Authority, TX, (Series 2001 D-2) Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank N.A. LOC), 3.840%, 5/3/2006	700,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.900%, 5/4/2006	2,950,000
2,660,000	[3]	Dallas-Fort Worth, TX International Airport, (MT-132) Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	2,660,000
1,745,000	[3]	Dallas-Fort Worth, TX International Airport, (PT-2830) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	1,745,000
2,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1997) Daily VRDNs (BP Amoco Corp.), 3.860%, 5/1/2006	2,000,000
200,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.880%, 5/3/2006	200,000
5,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD), 3.880%, 5/3/2006	5,500,000
12,500,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	12,500,000
270,000		Houston, TX Housing Finance Corp., (Series 2005) Weekly VRDNs (Fairlake Cove Apartments)/(Citibank NA, New York LOC), 3.930%, 5/3/2006	270,000
5,920,000	[3]	San Antonio, TX Convention Center Hotel Finance Corp., ROCs (Series 363) Weekly VRDNs (Hotel Investments LP)/(Ambac Financial Group, Inc. INS)/(Citibank NA, New York LIQ), 3.880%, 5/4/2006	5,920,000
3,905,000	[3]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 3.385% TOBs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/24/2007	3,905,000
600,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004) Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 3.900%, 5/4/2006	600,000
		TOTAL	38,950,000
		Virginia—1.1%
4,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.48% CP (Virginia Electric & Power Co.), Mandatory Tender 5/18/2006	4,000,000
		Washington—8.7%
6,145,000	[3]	Chelan County, WA Public Utility District No. 1, (MERLOTS Series 2001-B1) Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	6,145,000
850,000		Port of Bellingham, WA Industrial Development Corp., (Series 2005) Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 3.950%, 5/4/2006	850,000
1,300,000		Seattle, WA Housing Authority, (Series 2003) Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC), 3.860%, 5/4/2006	1,300,000
6,825,000		Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/ (Bank of America N.A. LOC), 3.880%, 5/3/2006	6,825,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/ (Wachovia Bank N.A. LOC), 3.940%, 5/4/2006	7,375,000
5,715,000		Washington State Housing Finance Commission, (Series 1995) Weekly VRDNs (Heatherstone Apartments, LP)/(U.S. Bank, N.A. LOC), 3.920%, 5/4/2006	5,715,000
4,935,000		Washington State Housing Finance Commission, (Series 1996: Larkin Apartments) Weekly VRDNs (Hamilton Place Apartments, LP)/(U.S. Bank, N.A. LOC), 3.920%, 5/4/2006	4,935,000
		TOTAL	33,145,000
		West Virginia—0.6%
2,300,000		Marion County, WV County Commission, (Series 1990 B) Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.870%, 5/3/2006	2,300,000
		Wisconsin—1.6%
200,000		Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 3.890%, 5/3/2006	200,000
900,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.860%, 5/3/2006	900,000
4,815,000	[3]	Wisconsin Housing & EDA, ROCs (Series 420) Weekly VRDNs (Citibank NA, New York LIQ), 3.880%, 5/4/2006	4,815,000
		TOTAL	5,915,000
		TOTAL INVESTMENTS —99.3% (AT AMORTIZED COST)[4]	377,321,883
		OTHER ASSETS AND LIABILITIES—NET—0.7%	2,554,510
		TOTAL NET ASSETS—100%	$379,876,393

Securities that are subject to the federal alternative minimum tax (AMT) represent 85.8% of the portfolio as calculated based upon total portfolio market value.
1

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier          Second Tier

96.2%                 3.8%

2	Current rate and next reset date shown on variable rate demand notes.
3

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the Fund’s Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At April 30, 2006, these securities amounted to $81,867,178 which represents 21.6% of total net assets.

4	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MFHA	--Multi-Family Housing Authority
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--20.3%
$16,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.570% - 4.860%, 5/2/2006 - 7/5/2006	$15,997,992
7,455,000		Federal Home Loan Bank System Notes, 2.200% - 4.875%, 5/22/2006 - 1/23/2007	7,439,310
5,650,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.190% - 5.005%, 9/29/2006 - 4/17/2007	5,459,917
9,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.560% - 4.830%, 5/8/2006 - 6/27/2006	9,495,703
4,782,000		Federal Home Loan Mortgage Corp. Notes, 2.700% - 4.875%, 8/11/2006 - 4/5/2007	4,753,967
		TOTAL GOVERNMENT AGENCIES	43,146,889
		REPURCHASE AGREEMENTS--79.7%
12,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 4.885%, dated 4/28/2006 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/15/2036 for $506,106,250 on 7/27/2006. The market value of the underlying securities at the end of the period was $512,892,202.	12,000,000
15,000,000		Interest in $3,400,000,000 joint repurchase agreement 4.790%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	15,000,000
5,000,000		Interest in $800,000,000 joint repurchase agreement 4.700%, dated 4/28/2006 under which Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $800,313,333 on 5/1/2006. The market value of the underlying securities at the end of the period was $816,000,000.	5,000,000
4,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 4.710%, dated 3/7/2006 under which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 12/1/2035 for $756,083,750 on 5/8/2006. The market value of the underlying securities at the end of the period was $780,831,587.	4,000,000
2,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 4.890%, dated 4/5/2006 under which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 10/20/2034 for $504,142,917 on 6/5/2006. The market value of the underlying securities at the end of the period was $520,884,332.	2,000,000
2,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 4.890%, dated 4/5/2006 under which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities and U.S. Treasury securities with various maturities to 11/15/2032 for $504,142,917 on 6/5/2006. The market value of the underlying securities at the end of the period was $520,884,722.	2,000,000
5,000,000	[3]	Interest in $300,000,000 joint repurchase agreement 4.620%, dated 1/31/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 2/1/2036 for $303,465,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $308,140,418.	5,000,000
17,000,000		Interest in $700,000,000 joint repurchase agreement 4.740%, dated 4/28/2006 under which Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 4/18/2036 for $700,276,500 on 5/1/2006. The market value of the underlying securities at the end of the period was $714,285,940.	17,000,000
33,000,000		Interest in $500,000,000 joint repurchase agreement 4.770%, dated 4/28/2006 under which Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $500,198,750 on 5/1/2006. The market value of the underlying securities at the end of the period was $510,202,726.	33,000,000
2,000,000	[3]	Interest in $475,000,000 joint repurchase agreement 4.780%, dated 4/4/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 2/1/2036 for $476,892,083 on 5/4/2006. The market value of the underlying securities at the end of the period was $486,438,152.	2,000,000
15,057,000		Interest in $1,250,000,000 joint repurchase agreement 4.700%, dated 4/28/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2016 for $1,250,489,583 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,275,002,965.	15,057,000
2,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 4.905%, dated 4/5/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 2/1/2036 for $504,836,875 on 6/15/2006. The market value of the underlying securities at the end of the period was $512,418,817.	2,000,000
13,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 4.935%, dated 4/12/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/25/2036 for $758,019,375 on 6/29/2006. The market value of the underlying securities at the end of the period was $774,195,759.	13,000,000
42,000,000		Interest in $200,000,000 joint repurchase agreement 4.800%, dated 4/28/2006 under which WestDeutsche Landesbank Girozentrale, New York will repurchase U.S. Government Agency securities with various maturities to 6/1/2040 for $200,080,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $205,202,006.	42,000,000
		TOTAL REPURCHASE AGREEMENTS	169,057,000
		TOTAL INVESTMENTS – 100.0% (AT AMORTIZED COST)[4]	212,203,889
		OTHER ASSETS AND LIABILITIES – NET (0.0)%	(62,857)
		TOTAL NET ASSETS – 100%	$212,141,032

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

 Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

GOVERNMENT OBLIGATIONS FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES—23.7%
$563,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.570% - 4.860%, 5/2/2006 - 7/5/2006	$563,373,742
255,520,000		Federal Home Loan Bank System, Notes 2.625% - 6.500%, 5/15/2006 - 2/1/2007	255,021,730
257,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.190% - 5.005%, 9/29/2006 - 4/17/2007	248,063,598
537,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.560% - 4.830%, 5/8/2006 - 6/27/2006	536,760,599
277,000,000		Federal Home Loan Mortgage Corp. Notes 2.375% - 5.500%, 7/15/2006 - 4/5/2007	275,360,010
394,268,500	[1]	Housing and Urban Development Floating Rate Note, 5.190%, 5/1/2006	394,268,500
		TOTAL GOVERNMENT AGENCIES	2,272,848,179
		REPURCHASE AGREEMENTS—75.5%
382,000,000		Interest in $400,000,000 joint repurchase agreement 4.780%, dated 4/28/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Government securities with various maturities to 4/25/2035 for $400,159,333 on 5/1/2006. The market value of the underlying securities at the end of the period was $409,833,233.	382,000,000
195,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 4.885%, dated 4/28/2006 under which Banc of America Securities LLC will repurchase U.S. Government securities with various maturities to 3/15/2036 for $506,106,250 on 7/27/2006. The market value of the underlying securities at the end of the period was $512,892,202.	195,000,000
771,766,000		Interest in $3,400,000,000 joint repurchase agreement 4.790%, dated 4/28/2006 under which Bank of America N.A will repurchase a U.S. Government security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	771,766,000
242,115,000		Interest in $1,200,000,000 joint repurchase agreement 4.790%, dated 4/28/2006 under which Barclays Capital, Inc. will repurchase U.S. Government securities with various maturities to 3/19/2026 for $1,200,479,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,224,000,973.	242,115,000
251,000,000		Interest in $2,000,000,000 joint repurchase agreement 4.790%, dated 4/28/2006 under which Bear Stearns and Co., Inc. will repurchase U.S. Government securities with various maturities to 12/16/2040 for $2,000,798,333 on 5/1/2006. The market value of the underlying securities at the end of the period was $2,060,003,916.	251,000,000
467,000,000		Interest in $800,000,000 joint repurchase agreement 4.700%, dated 4/28/2006 under which Citigroup Global Markets, Inc. will repurchase U.S. Government securities with various maturities to 11/15/2035 for $800,313,333 on 5/1/2006. The market value of the underlying securities at the end of the period was $816,000,000.	467,000,000
400,000,000		Interest in $875,000,000 joint repurchase agreement 4.780%, dated 4/28/2006 under which Countrywide Securities Corp. will repurchase U.S. Government securities with various maturities to 5/1/2036 for $875,348,542 on 5/1/2006. The market value of the underlying securities at the end of the period was $898,775,103.	400,000,000
304,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 4.710%, dated 3/7/2006 under which Credit Suisse First Boston LLC will repurchase U.S. Government and U.S. Treasury securities with various maturities to 12/1/2035 for $756,083,750 on 5/8/2006. The market value of the underlying securities at the end of the period was $780,831,587.	304,000,000
140,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 4.890%, dated 4/6/2006 under which Credit Suisse First Boston LLC will repurchase U.S. Government and U.S. Treasury securities with various maturities to 11/15/2032 for $504,075,000 on 6/5/2006. The market value of the underlying securities at the end of the period was $520,884,722.	140,000,000
140,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 4.890%, dated 4/5/2006 under which Credit Suisse First Boston LLC will repurchase U.S. Government and U.S. Treasury securities with various maturities to 10/20/2034 for $504,142,917 on 6/5/2006. The market value of the underlying securities at the end of the period was $520,884,332.	140,000,000
243,000,000	[3]	Interest in $300,000,000 joint repurchase agreement 4.620%, dated 1/31/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government securities with various maturities to 2/1/2036 for $303,465,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $308,140,418.	243,000,000
200,000,000		Interest in $1,500,000,000 joint repurchase agreement 4.680%, dated 4/28/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2016 for $1,500,585,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,530,596,726.	200,000,000
60,000,000	[3]	Repurchase agreement 4.630%, dated 2/3/2006 under which Dresdner Kleinwort Wasserstein will repurchase U.S. Government securities with various maturities to 11/15/2035 for $60,694,500 on 5/4/2006. The market value of the underlying securities at the end of the period was $62,846,445.	60,000,000
300,000,000		Interest in $700,000,000 joint repurchase agreement 4.740%, dated 4/28/2006 under which Goldman Sachs & Co. will repurchase U.S. Government securities with various maturities to 5/25/2035 for $700,276,500 on 5/1/2006. The market value of the underlying securities at the end of the period was $714,285,940.	300,000,000
350,000,000		Interest in $500,000,000 joint repurchase agreement 4.760%, dated 4/28/2006 under which Goldman Sachs & Co. will repurchase U.S. Government securities with various maturities to 2/1/2036 for $500,198,333 on 5/1/2006. The market value of the underlying securities at the end of the period was $510,202,300.	350,000,000
341,000,000		Interest in $500,000,000 joint repurchase agreement 4.770%, dated 4/28/2006 under which Goldman Sachs & Co. will repurchase U.S. Government securities with various maturities to 4/1/2036 for $500,198,750 on 5/1/2006. The market value of the underlying securities at the end of the period was $510,202,726.	341,000,000
352,000,000		Interest in $900,000,000 joint repurchase agreement 4.790%, dated 4/28/2006 under which ING Financial Markets LLC will repurchase U.S. Government securities with various maturities to 5/1/2036 for $900,359,250 on 5/1/2006. The market value of the underlying securities at the end of the period was $919,436,856.	352,000,000
45,000,000		Interest in $125,000,000 joint repurchase agreement 4.550%, dated 4/28/2006 under which J.P. Morgan Securities, Inc. will repurchase U.S. Government securities with various maturities to 1/15/2021 for $125,047,396 on 5/1/2006. The market value of the underlying securities at the end of the period was $127,504,165.	45,000,000
200,000,000		Repurchase agreement 4.770%, dated 4/28/2006 under which J.P. Morgan Securities, Inc. will repurchase U.S. Government securities with various maturities to 4/15/2036 for $200,079,500 on 5/1/2006. The market value of the underlying securities at the end of the period was $206,004,901.	200,000,000
200,000,000	[3]	Interest in $475,000,000 joint repurchase agreement 4.780%, dated 4/4/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Government securities with various maturities to 2/1/2036 for $476,892,083 on 5/4/2006. The market value of the underlying securities at the end of the period was $486,438,152.	200,000,000
290,970,000		Interest in $1,000,000,000 joint repurchase agreement 4.790%, dated 4/28/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Government securities with various maturities to 3/1/2036 for $1,000,399,167 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,024,254,539.	290,970,000
200,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 4.810%, dated 4/28/2006 under which Societe Generale, New York will repurchase U.S. Government securities with various maturities to 5/1/2036 for $400,374,111 on 5/5/2006. The market value of the underlying securities at the end of the period was $408,156,200.	200,000,000
25,000,000		Interest in $100,000,000 joint repurchase agreement 4.650%, dated 4/28/2006 under which UBS Securities LLC will repurchase U.S. Government securities with various maturities to 4/1/2036 for $100,038,750 on 5/1/2006. The market value of the underlying securities at the end of the period was $102,004,439.	25,000,000
100,000,000		Interest in $250,000,000 joint repurchase agreement 4.670%, dated 4/28/2006 under which UBS Securities LLC will repurchase U.S. Government securities with various maturities to 12/1/2035 for $250,097,292 on 5/1/2006. The market value of the underlying securities at the end of the period was $255,001,090.	100,000,000
455,708,000		Interest in $1,250,000,000 joint repurchase agreement 4.700%, dated 4/28/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2016 for $1,250,489,583 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,275,002,965.	455,708,000
140,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 4.905%, dated 4/5/2006 under which UBS Securities LLC will repurchase U.S. Government securities with various maturities to 2/1/2036 for $504,836,875 on 6/15/2006. The market value of the underlying securities at the end of the period was $512,418,817.	140,000,000
431,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 4.935%, dated 4/12/2006 under which UBS Securities LLC will repurchase U.S. Government securities with various maturities to 3/25/2036 for $758,019,375 on 6/29/2006. The market value of the underlying securities at the end of the period was $774,195,759.	431,000,000
		TOTAL REPURCHASE AGREEMENTS	7,226,559,000
		TOTAL INVESTMENTS—99.2% (AT AMORTIZED COST)[4]	9,499,407,179
		OTHER ASSETS AND LIABILITIES—NET—0.8%	78,985,109
		TOTAL NET ASSETS---100%	$9,578,392,288

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at the time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.

Note:        The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

GOVERNMENT OBLIGATIONS TAX MANAGED FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--100.0%
$240,000,000	[1]	Federal Farm Credit System Discount Notes, 4.630% - 4.680%, 5/1/2006 - 6/6/2006	$239,615,667
845,315,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.690% - 4.920%, 5/1/2006 – 10/16/2006	845,278,966
43,000,000		Federal Farm Credit System Notes, 1.880% - 4.720%, 6/16/2006 - 10/20/2006	42,760,868
1,690,185,000	[1]	Federal Home Loan Bank System Discount Notes, 4.510% - 4.860%, 5/3/2006 - 7/21/2006	1,684,294,583
187,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 4.570% - 4.840%, 5/2/2006 - 6/29/2006	186,954,790
300,915,000		Federal Home Loan Bank System Notes, 1.750% - 7.625%, 5/12/2006 - 5/15/2007	299,977,792
50,000,000	[1]	Tennessee Valley Authority Discount Note, 4.670%, 5/18/2006	49,889,736
		TOTAL INVESTMENTS – 100.0% (AT AMORTIZED COST)[3]	3,348,772,402
		OTHER ASSETS AND LIABLITIES – NET – (0.0)%	(196,663)
		TOTAL NET ASSETS – 100%	$3,348,575,739

1	Discount rate at time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.

Note:

The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--21.4%
$18,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.570% - 4.860%, 5/2/2006 - 7/5/2006	$17,995,631
10,275,000		Federal Home Loan Bank System Notes, 2.625% - 4.000%, 5/15/2006 - 10/16/2006	10,246,940
9,090,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.190% - 5.005%, 9/29/2006 - 4/17/2007	8,767,111
19,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.560% - 4.830%, 5/7/2006 - 6/27/2006	18,991,619
7,750,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 5.500%, 7/15/2006 - 4/5/2007	7,721,750
		TOTAL GOVERNMENT AGENCIES	63,723,051
		REPURCHASE AGREEMENTS--78.6%
10,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 4.885%, dated 4/28/2006 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/15/2036 for $506,106,250 on 7/27/2006. The market value of the underlying securities at the end of the period was $512,892,202.	10,000,000
24,000,000		Interest in $3,400,000,000 joint repurchase agreement 4.790%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	24,000,000
10,000,000		Interest in $800,000,000 joint repurchase agreement 4.700%, dated 4/28/2006 under which Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $800,313,333 on 5/1/2006. The market value of the underlying securities at the end of the period was $816,000,000.	10,000,000
3,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 4.710%, dated 3/7/2006 under which Credit Suisse First Boston LLC will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 12/1/2035 for $756,083,750 on 5/8/2006. The market value of the underlying securities at the end of the period was $780,831,587.	3,000,000
12,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 4.890%, dated 4/5/2006 under which Credit Suisse First Boston LLC will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 10/20/2034 for $504,142,917 on 6/5/2006. The market value of the underlying securities at the end of the period was $520,884,332.	12,000,000
12,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 4.890%, dated 4/5/2006 under which Credit Suisse First Boston LLC will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 11/15/2032 for $504,075,000 on 6/5/2006. The market value of the underlying securities at the end of the period was $520,884,722.	12,000,000
1,000,000	[3]	Interest in $300,000,000 joint repurchase agreement 4.620%, dated 1/31/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 2/1/2036 for $303,465,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $308,140,418.	1,000,000
25,000,000		Interest in $700,000,000 joint repurchase agreement 4.740%, dated 4/28/2006 under which Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 4/18/2036 for $700,276,500 on 5/1/2006. The market value of the underlying securities at the end of the period was $714,285,940.	25,000,000
44,000,000		Interest in $500,000,000 joint repurchase agreement 4.770%, dated 4/28/2006 under which Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $500,198,750 on 5/1/2006. The market value of the underlying securities at the end of the period was $510,202,726.	44,000,000
7,000,000	[3]	Interest in $475,000,000 joint repurchase agreement 4.780%, dated 4/4/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 2/1/2036 for $476,892,083 on 5/4/2006. The market value of the underlying securities at the end of the period was $486,438,152.	7,000,000
14,697,000		Interest in $1,250,000,000 joint repurchase agreement 4.700%, dated 4/28/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2016 for $1,250,489,583 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,275,002,965.	14,697,000
12,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 4.905%, dated 4/5/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 2/1/2036 for $504,836,875 on 6/15/2006. The market value of the underlying securities at the end of the period was $512,418,817.	12,000,000
60,000,000		Interest in $200,000,000 joint repurchase agreement 4.800%, dated 4/28/2006 under which West LB AG will repurchase U.S. Government Agency securities with various maturities to 8/1/2035 for $200,080,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $205,202,006.	60,000,000
		TOTAL REPURCHASE AGREEMENTS	234,697,000
		TOTAL INVESTMENTS – 100.0% (AT AMORTIZED COST)[4]	298,420,051
		OTHER ASSETS AND LIABILITIES – NET – 0.0%	53,352
		TOTAL NET ASSETS – 100%	$298,473,403
1	Floating rate note with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.

Note:

The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

LIQUID CASH TRUST

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount		Value
	REPURCHASE AGREEMENTS--100.2%
$18,000,000	Interest in $400,000,000 joint repurchase agreement 4.78%, dated 4/28/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 4/25/2035 for $400,159,333 on 5/1/2006. The market value of the underlying securities at the end of the period was $409,833,233.	$18,000,000
10,000,000	Interest in $3,400,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	10,000,000
18,000,000	Interest in $1,200,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/19/2026 for $1,200,479,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,224,000,973.	18,000,000
14,000,000	Interest in $2,000,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bear Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 3/25/2045 for $2,000,798,333 on 5/1/2006. The market value of the underlying securities at the end of the period was $2,060,003,916.	14,000,000
8,000,000	Interest in $800,000,000 joint repurchase agreement 4.70%, dated 4/28/2006 under which Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $800,313,333 on 5/1/2006. The market value of the underlying securities at the end of the period was $816,000,000.	8,000,000
6,000,000	Interest in $700,000,000 joint repurchase agreement 4.74%, dated 4/28/2006 under which Goldman Sachs and Co. will repurchase U.S. Government Agency securities with various maturities to 4/18/2036 for $700,276,500 on 5/1/2006. The market value of the underlying securities at the end of the period was $714,285,940.	6,000,000
18,000,000	Interest in $900,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 5/1/2036 for $900,359,250 on 5/1/2006. The market value of the underlying securities at the end of the period was $919,436,856.	18,000,000
8,000,000	Interest in $1,000,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Morgan Stanley and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 3/1/2036 for $1,000,399,167 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,024,254,539.	8,000,000
538,000	Interest in $1,250,000,000 joint repurchase agreement 4.70%, dated 4/28/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2016 for $1,250,489,583 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,275,002,965.	538,000
	TOTAL INVESTMENTS -- 100.2% (AT AMORTIZED COST)[1]	100,538,000
	OTHER ASSETS AND LIABILITIES – NET (0.2)%	(190,965)
	TOTAL NET ASSETS – 100%	$100,347,035

1	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.

MONEY MARKET MANAGEMENT

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.8%
		Finance - Automotive--0.8%
$196,295	[1,2]	Capital Auto Receivables Asset Trust 2006-1, Class A1, 4.642%, 2/15/2007	$196,296
123,147	[1,2]	Ford Credit Auto Owner Trust 2006-A, Class A1, 4.724%, 11/15/2006	123,147
		TOTAL ASSET-BACKED SECURITIES	319,443
		BANKERS ACCEPTANCE--1.9%
		Banking--1.9%
732,996		Huntington National Bank, Columbus, OH, 4.850%, 8/28/2006	721,245
		CERTIFICATES OF DEPOSIT--3.2%
		Banking--3.2%
500,000		Deutsche Bank AG, 4.405%, 10/4/2006	500,010
500,000		Svenska Handelsbanken, Stockholm, 3.885%, 7/5/2006	500,004
250,000		Wells Fargo Bank, N.A., 4.840%, 1/30/2007	249,964
		TOTAL CERTIFICATES OF DEPOSIT	1,249,978
		COLLATERALIZED LOAN AGREEMENTS—16.9%
		Banking--5.2%
1,000,000		Credit Suisse First Boston LLC, 4.995%, 5/1/2006	1,000,000
1,000,000		Greenwich Capital Markets, Inc., 5.000%, 5/1/2006	1,000,000
		TOTAL	2,000,000
		Brokerage--11.7%
1,000,000		Bear Stearns & Cos., Inc., 4.995%, 5/1/2006	1,000,000
1,000,000		Goldman Sachs & Co., 4.945%, 5/1/2006	1,000,000
1,000,000		Merrill Lynch & Co., Inc., 5.025%, 5/1/2006	1,000,000
1,500,000		Morgan Stanley & Co., Inc., 4.975%, 5/1/2006	1,500,000
		TOTAL	4,500,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	6,500,000
		COMMERCIAL PAPER--20.0%[3]
		Aerospace / Auto--0.8%
300,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 4.850%, 5/9/2006	299,677
		Banking--7.4%
1,302,000	[1,2]	Fountain Square Commercial Funding Corp., 4.710% - 4.960%, 5/26/2006 - 7/14/2006	1,294,279
700,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 4.570%, 7/12/2006	693,602
867,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank NV), 4.270%, 7/10/2006	859,801
		TOTAL	2,847,682
		Electrical Equipment--0.8%
300,000		Whirlpool Corp., 5.000%, 5/15/2006	299,417
		Finance - Automotive--3.9%
1,500,000		FCAR Auto Loan Trust (Series A1/P1), 4.600% - 4.760%, 5/8/2006 - 7/17/2006	1,494,155
		Finance - Commercial--2.5%
1,000,000		CIT Group, Inc., 5.050%, 10/16/2006	976,433
		Finance - Retail--1.6%
639,000	[1,2]	Chariot Funding LLC, 4.980%, 7/17/2006	632,194
		Finance - Securities--2.2%
860,000	[1,2]	Perry Global Funding LLC (Series A), 4.950%, 7/14/2006	851,249
		Food & Beverage--0.8%
300,000	[1,2]	H.J. Heinz Finance Co., (H.J. Heinz Co. LOC), 4.870%, 5/2/2006	299,959
		TOTAL COMMERCIAL PAPER	7,700,766
		CORPORATE BONDS--1.7%
		Finance - Automotive--0.8%
300,000		DaimlerChrysler North America Holding Corp., 6.400%, 5/15/2006	300,147
		Finance - Retail--0.9%
355,000		Washington Mutual Finance Corp., 6.250%, 5/15/2006	355,289
		TOTAL CORPORATE BONDS	655,436
		CORPORATE NOTE--2.6%
		Finance - Securities--2.6%
1,000,000	[1,2]	Beta Finance, Inc., 4.010%, 7/25/2006	1,000,000
		LOAN PARTICIPATION—2.0%
		Finance - Retail—2.0%
750,000		Countrywide Home Loans, Inc., 4.830% - 4.940%, 5/5/2006 - 5/19/2006	750,000
		NOTES - VARIABLE--47.2%[4]
		Banking--33.6%
2,000,000		Allied Irish Banks PLC, 4.860%, 5/15/2006	2,000,311
1,000,000	[1,2]	BNP Paribas SA, 4.940%, 5/26/2006	1,000,000
1,000,000		Barclays Bank PLC, 4.772%, 5/5/2006	999,969
1,750,000	[1,2]	Commonwealth Bank of Australia, Sydney, 4.920%, 5/24/2006	1,750,000
1,000,000	[1,2]	HBOS Treasury Services PLC, 4.818%, 5/9/2006	1,000,000
500,000	[1,2]	HBOS Treasury Services PLC, 4.840%, 5/22/2006	500,000
1,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (INS by MBIA Insurance Corp.), 5.050%, 5/4/2006	1,000,000
1,000,000	[1]	MONET Trust (Series 2000-1), Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 5.035%, 6/28/2006	1,000,000
400,000		Royal Bank of Scotland PLC, Edinburgh, 4.750%, 5/5/2006	399,962
1,000,000		Salvation Army (Series 2004-A), (Bank of New York LOC), 5.050%, 5/4/2006	1,000,000
2,255,000		Stratford Properties LP (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.030%, 5/2/2006	2,255,000
		TOTAL	12,905,242
		Brokerage--2.6%
500,000		Goldman Sachs Group, Inc., 4.866%, 5/1/2006	500,087
500,000		Merrill Lynch & Co., Inc., 5.090%, 6/6/2006	500,128
		TOTAL	1,000,215
		Finance - Retail--3.9%
1,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 5.457%, 5/15/2006	1,000,000
500,000	[1,2]	Paradigm Funding LLC, 4.919%, 5/25/2006	500,000
		TOTAL	1,500,000
		Finance - Securities--2.6%
1,000,000	[1,2]	Beta Finance, Inc., 4.770%, 5/22/2006	1,000,130
		Pharmaceuticals and Health Care--4.6%
1,750,000	[1,2]	Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.), 4.795%, 5/1/2006	1,750,000
		TOTAL NOTES - VARIABLE	18,155,587
		REPURCHASE AGREEMENT--3.1%
1,181,000		Interest in $3,400,000,000 joint repurchase agreement 4.790%, dated 4/28/2006, under which Bank of America N.A., will repurchase a U.S. Government Agency security maturing on 2/01/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	1,181,000
		TOTAL INVESTMENTS—99.4% (AT AMORTIZED COST)[5]	38,233,455
		OTHER ASSETS AND LIABILITIES—NET—0.6%	227,868
		TOTAL NET ASSETS—100%	$38,461,323

1

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933.  These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At April 30, 2006, these securities amounted to $14,750,334 which represents 38.4% of total net assets.

2

Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund’s Board of Trustees. At April 30, 2006, these securities amounted to $13,750,334 which represents 35.8% of total net assets.

3	Discount rate at the time of purchase, or the coupon for interest bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.

Note:         The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2006, is as follows:

Security	Acquistion Date	Acquistion Cost
MONET Trust (Series 2000-1), Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 5.035%, 6/28/2006	3/28/2006	$1,000,000

The following acronym is used throughout this portfolio:

GTD	--Guaranteed
INS	--Insurance
LOC	--Letter of Credit
SWP	--Swap Agreement

MUNICIPAL OBLIGATIONS FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--102.4%[1,2]
		Alabama--1.6%
$4,500,000		Alabama HFA MFH (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.880%, 5/4/2006	$4,500,000
8,110,000		Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Compass Bank, Birmingham LOC), 3.900%, 5/4/2006	8,110,000
4,230,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 3.950%, 5/4/2006	4,230,000
7,000,000		Birmingham, AL Medical Clinic Board, (Series 1991), Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 3.800%, 5/3/2006	7,000,000
1,615,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/ (Regions Bank, Alabama LOC), 3.900%, 5/3/2006	1,615,000
17,000,000		Decatur, AL IDB, (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD), 3.870%, 5/3/2006	17,000,000
3,725,000		East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.850%, 5/4/2006	3,725,000
11,765,000		Jefferson County, AL Sewer System, (Series 2003 B-2 Warrants), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.800%, 5/4/2006	11,765,000
4,175,000		Mobile, AL Solid Waste Authority, (Series 2003: Chastang), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.850%, 5/3/2006	4,175,000
3,150,000		North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.850%, 5/3/2006	3,150,000
13,010,000		Talladega County, AL Special Obligation, School Warrants (Series 2003), Weekly VRDNs (Talladega County, AL Board of Education)/(Regions Bank, Alabama LOC), 3.830%, 5/4/2006	13,010,000
		TOTAL	78,280,000
		Alaska--0.8%
1,410,000	[3]	Alaska Industrial Development and Export Authority, (MT-129) Weekly VRDNs (Delong Mountain Transportation System)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	1,410,000
3,750,000	[3]	Alaska International Airports System, MERLOTS (Series 1999I), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	3,750,000
24,500,000		Valdez, AK Marine Terminal, (Series 1994A), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2006	24,500,000
6,015,000		Valdez, AK Marine Terminal, (Series 1994B), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 6/1/2006	6,015,000
4,700,000		Valdez, AK Marine Terminal, (Series 2002), 3.03% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 5/1/2006	4,700,000
		TOTAL	40,375,000
		Arizona--0.5%
18,485,000		Arizona Health Facilities Authority, (Series 2005A), Weekly VRDNs (Banner Health)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.720%, 5/3/2006	18,485,000
975,000		Arizona Health Facilities Authority, (Series 2005C), Weekly VRDNs (Banner Health)/(FGIC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.750%, 5/3/2006	975,000
4,000,000		Glendale, AZ IDA Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 5/4/2006	4,000,000
1,675,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 3.840%, 5/4/2006	1,675,000
		TOTAL	25,135,000
		Arkansas--1.7%
1,000,000		Arkadelphia, AR, IDRB (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC), 3.900%, 5/4/2006	1,000,000
5,130,000		Arkansas Development Finance Authority, (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.850%, 5/4/2006	5,130,000
14,000,000		Arkansas Development Finance Authority, (Series 2001), Weekly VRDNs (ENSCO Inc.)/ (Wachovia Bank N.A. LOC), 3.850%, 5/4/2006	14,000,000
16,800,000		Blytheville, AR, (Series 1998), Weekly VRDNs (Nucor Corp.), 3.870%, 5/3/2006	16,800,000
34,400,000		Blytheville, AR, (Series 2002), Weekly VRDNs (Nucor Corp.), 3.910%, 5/3/2006	34,400,000
8,000,000		Crossett, AR, (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 4.110%, 5/4/2006	8,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.900%, 5/4/2006	7,100,000
		TOTAL	86,430,000
		California--6.7%
11,500,000		California Infrastructure & Economic Development Bank, (Series 2002: Academy of Motion Picture Arts and Sciences), Weekly VRDNs (The Vine Street Archive Foundation)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.800%, 5/4/2006	11,500,000
1,700,000		California PCFA, (Series 1995A), Weekly VRDNs (Athens Disposal Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 3.820%, 5/3/2006	1,700,000
2,325,000		California PCFA, (Series 1995A), Weekly VRDNs (Contra Costa Waste Service, Inc.)/(Bank of America N.A. LOC), 3.820%, 5/3/2006	2,325,000
1,610,000		California PCFA, (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 3.870%, 5/3/2006	1,610,000
1,400,000		California PCFA, (Series 1997B), Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC), 3.820%, 5/3/2006	1,400,000
910,000		California PCFA, (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries LLC)/ (Comerica Bank LOC), 3.870%, 5/3/2006	910,000
2,400,000		California PCFA, (Series 1999A), Weekly VRDNs (Atlas Disposal Industries LLC)/(JPMorgan Chase Bank, N.A. LOC), 3.820%, 5/3/2006	2,400,000
2,305,000		California PCFA, (Series 1999A), Weekly VRDNs (BLT Enterprises of Sacramento, Inc.)/ (Wells Fargo Bank, N.A. LOC), 3.820%, 5/3/2006	2,305,000
4,140,000		California PCFA, (Series 1999A), Weekly VRDNs (Blue Line Transfer, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.820%, 5/3/2006	4,140,000
2,205,000		California PCFA, (Series 1999B), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 3.870%, 5/3/2006	2,205,000
4,705,000		California PCFA, (Series 2000A), Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC), 3.820%, 5/3/2006	4,705,000
4,475,000		California PCFA, (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.870%, 5/3/2006	4,475,000
2,000,000		California PCFA, (Series 2000A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 3.870%, 5/3/2006	2,000,000
1,550,000		California PCFA, (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 3.890%, 5/4/2006	1,550,000
5,000,000		California PCFA, (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 3.890%, 5/4/2006	5,000,000
2,705,000		California PCFA, (Series 2001A: GreenTeam of San Jose), Weekly VRDNs (Waste Connections of California, Inc.)/(Bank of America N.A. LOC), 3.820%, 5/3/2006	2,705,000
2,000,000		California PCFA, (Series 2002), Weekly VRDNs (Bidart Dairy II LLC)/(Wells Fargo Bank, N.A. LOC), 3.890%, 5/4/2006	2,000,000
4,565,000		California PCFA, (Series 2002), Weekly VRDNs (MarBorg Industries )/(CALSTRS (California State Teachers' Retirement System) LOC), 3.820%, 5/3/2006	4,565,000
6,200,000		California PCFA, (Series 2002A), Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC), 3.820%, 5/3/2006	6,200,000
3,365,000		California PCFA, (Series 2002A), Weekly VRDNs (California Waste Solutions, Inc.)/ (CALSTRS (California State Teachers' Retirement System) LOC), 3.820%, 5/3/2006	3,365,000
4,000,000		California PCFA, (Series 2002A), Weekly VRDNs (Norcal Waste Systems, Inc.)/(Bank of America N.A. LOC), 3.820%, 5/3/2006	4,000,000
2,600,000		California PCFA, (Series 2002A), Weekly VRDNs (SANCO Services LP)/(Union Bank of California, N.A. LOC), 3.870%, 5/3/2006	2,600,000
4,615,000		California PCFA, (Series 2002A), Weekly VRDNs (South Lake Refuse Co. LLC)/(Comerica Bank LOC), 3.870%, 5/3/2006	4,615,000
2,825,000		California PCFA, (Series 2002A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.870%, 5/3/2006	2,825,000
2,900,000		California PCFA, (Series 2003), Weekly VRDNs (Agrifab, Inc. / Vintage Dairy)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.820%, 5/3/2006	2,900,000
4,400,000		California PCFA, (Series 2003), Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 3.890%, 5/4/2006	4,400,000
2,000,000		California PCFA, (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/ (Bank of America N.A. LOC), 3.890%, 5/4/2006	2,000,000
2,785,000		California PCFA, (Series 2003A), Weekly VRDNs (Mill Valley Refuse Service, Inc.)/ (CALSTRS (California State Teachers' Retirement System) LOC), 3.820%, 5/3/2006	2,785,000
4,000,000		California PCFA, (Series 2003A), Weekly VRDNs (Norcal Waste Systems, Inc.)/(Bank of America N.A. LOC), 3.820%, 5/3/2006	4,000,000
2,580,000		California PCFA, (Series 2003A), Weekly VRDNs (Placer County Eastern Regional Sanitary Landfill, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.820%, 5/3/2006	2,580,000
9,000,000	[3]	California PCFA, (Series 2004 F11J), Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP), 3.950%, 5/3/2006	9,000,000
2,000,000		California PCFA, (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 3.890%, 5/4/2006	2,000,000
2,780,000		California PCFA, (Series 2004), Weekly VRDNs (Ag Resources III, LLC)/(Key Bank, N.A. LOC), 3.820%, 5/3/2006	2,780,000
3,965,000		California PCFA, (Series 2004A), Weekly VRDNs (Burrtec Waste Group, Inc.)/(U.S. Bank, N.A. LOC), 3.820%, 5/3/2006	3,965,000
3,705,000		California PCFA, (Series 2004A), Weekly VRDNs (MarBorg Industries )/(Wachovia Bank N.A. LOC), 3.820%, 5/3/2006	3,705,000
7,280,000		California PCFA, (Series 2005A), Weekly VRDNs (BLT Enterprises of Fremont, LLC)/(Union Bank of California, N.A. LOC), 3.870%, 5/3/2006	7,280,000
5,000,000		California PCFA, (Series 2005A), Weekly VRDNs (Napa Recycling & Waste Services LLC)/(Union Bank of California, N.A. LOC), 3.870%, 5/3/2006	5,000,000
3,170,000		California PCFA, (Series 2005A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.870%, 5/3/2006	3,170,000
6,150,000		California PCFA, (Series 2006A), Weekly VRDNs (Burrtec Waste Group, Inc.)/(U.S. Bank, N.A. LOC), 3.820%, 5/3/2006	6,150,000
3,075,000		California PCFA, (Series 2006A), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 3.870%, 5/3/2006	3,075,000
2,235,000		California PCFA, (Series 2006A), Weekly VRDNs (MarBorg Industries )/(Wachovia Bank N.A. LOC), 3.820%, 5/3/2006	2,235,000
1,345,000		California PCFA, (Series 2006A), Weekly VRDNs (Pena's Disposal, Inc.)/(Comerica Bank LOC), 3.870%, 5/3/2006	1,345,000
5,400,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-2), Weekly VRDNs (AMBAC INS)/(WestLB AG (GTD) LIQ), 3.740%, 5/4/2006	5,400,000
3,850,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-6), Weekly VRDNs (AMBAC INS)/(Landesbank Baden-Wuerttemberg (GTD) LIQ), 3.840%, 5/4/2006	3,850,000
12,000,000		California State Department of Water Resources Power Supply Program, (Series 2005G-14), Weekly VRDNs (FGIC INS)/(Bayerische Landesbank and Landesbank Hessen-Thueringen LIQs), 3.840%, 5/4/2006	12,000,000
40,000,000		California State, 4.50% RANs, 6/30/2006	40,096,724
7,000,000	[3]	California State, Veterans Bonds ROCs (Series 438CE), Weekly VRDNs (Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.880%, 5/4/2006	7,000,000
2,500,000	[3]	California Statewide Communities Development Authority, (PT-2001), Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.860%, 5/4/2006	2,500,000
2,680,000		California Statewide Communities Development Authority, (Series 1996-H), Weekly VRDNs (Levecke LLC)/(Union Bank of California, N.A. LOC), 3.950%, 5/3/2006	2,680,000
31,400,000		California Statewide Communities Development Authority, (Series 2003A), Weekly VRDNs (Kaiser Permanente), 3.770%, 5/3/2006	31,400,000
26,200,000		California Statewide Communities Development Authority, (Series 2003D,) Weekly VRDNs (Kaiser Permanente), 3.770%, 5/3/2006	26,200,000
34,000,000		California Statewide Communities Development Authority, (Series 2004L), Weekly VRDNs (Kaiser Permanente), 3.770%, 5/3/2006	34,000,000
8,500,000		California Statewide Communities Development Authority, (Series 2004M), Weekly VRDNs (Kaiser Permanente), 3.770%, 5/3/2006	8,500,000
5,000,000		California Statewide Communities Development Authority, (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 3.920%, 5/4/2006	5,000,000
435,000		Los Angeles County, CA IDA, (Series 1991), Weekly VRDNs (Caitec Garment Processing. Inc.)/(Union Bank of California, N.A. LOC), 3.950%, 5/3/2006	435,000
9,200,000		Santa Clara County, CA Housing Authority, (Series 2005B: Timberwood Apartments), Weekly VRDNs (MP Timberwood Associates)/(Union Bank of California, N.A. LOC), 3.850%, 5/4/2006	9,200,000
		TOTAL	337,731,724
		Colorado--2.7%
59,975,000	[3]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.950%, 5/3/2006	59,975,000
5,500,000	[3]	Denver, CO City & County Airport Authority, (PT-782), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	5,500,000
49,500,000		Denver, CO City & County Airport Authority, (Series 2004A), Weekly VRDNs (CDC IXIS Financial Guaranty NA INS)/(Bayerische Landesbank (GTD) LIQ), 3.830%, 5/3/2006	49,500,000
14,660,000	[3]	Denver, CO City & County Airport Authority, MERLOTS (Series 1997E), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	14,660,000
6,600,000		Traer Creek Metropolitan Distirct, CO, (Series 2004), Weekly VRDNs (BNP Paribas SA LOC), 3.830%, 5/3/2006	6,600,000
		TOTAL	136,235,000
		Connecticut--0.6%
2,985,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(JPMorgan Chase Bank, N.A. LOC), 3.790%, 5/3/2006	2,985,000
3,300,000		Connecticut Development Authority Health Care Revenue, (Series 1999), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC), 3.790%, 5/3/2006	3,300,000
5,255,000		Connecticut State HEFA, (Series A), Weekly VRDNs (Williams School)/(Wachovia Bank N.A. LOC), 3.780%, 5/4/2006	5,255,000
5,000,000		Connecticut State HFA, (Subseries B-2), Weekly VRDNs (AMBAC INS)/(DePfa Bank PLC LIQ), 3.780%, 5/4/2006	5,000,000
3,000,000		New Britain, CT, 5.00% BANs, 4/5/2007	3,037,104
9,000,000		North Haven, CT, 5.00% BANs, 1/23/2007	9,086,049
		TOTAL	28,663,153
		District Of Columbia--0.9%
27,000,000	[3]	District of Columbia HFA, (Series 2005 BNY5), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.940%, 5/4/2006	27,000,000
11,770,000	[3]	District of Columbia HFA, (Series 2005 BNY6), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.940%, 5/4/2006	11,770,000
4,100,000		District of Columbia, Enterprise Zone Revenue Bonds (Series 2004), Weekly VRDNs (NJA Hotel LLC)/(Bank of Scotland, Edinburgh LOC), 3.900%, 5/4/2006	4,100,000
		TOTAL	42,870,000
		Florida--5.1%
9,000,000		Alachua County, FL, IDRB's (Series 1997), Weekly VRDNs (Florida Rock Industries, Inc.)/ (Bank of America N.A. LOC), 3.850%, 5/4/2006	9,000,000
10,033,000	[3]	Clipper Tax-Exempt Certificates Trust (Florida-AMT)/(Series 2005-17), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.920%, 5/4/2006	10,033,000
2,700,000		Coconut Creek, FL (Series 2002), Weekly VRDNs (Elite Aluminum Corp.)/(Bank of America N.A. LOC), 3.850%, 5/4/2006	2,700,000
6,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD), 4.900%, 5/3/2006	6,500,000
7,835,000	[3]	Hillsborough County, FL Aviation Authority, (MT-126), 3.50% TOBs (Tampa International Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 2/8/2007	7,835,000
11,280,000	[3]	Hillsborough County, FL Port District, (MT-101), 3.53% TOBs (Tampa, FL Port Authority)/ (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen (GTD) LIQ), Optional Tender 2/15/2007	11,280,000
33,700,000		JEA, FL Electric System, Subordinate Revenue Bonds (2001 Series B), Daily VRDNs (Bank of America N.A. LIQ), 3.810%, 5/1/2006	33,700,000
9,100,000		Jacksonville, FL EDC, (Series 2003A), Weekly VRDNs (Florida Proton Therapy Institute)/ (Fortis Bank SA/NV and JPMorgan Chase Bank, N.A. LOCs), 3.820%, 5/4/2006	9,100,000
3,210,000		Miami, FL Health Facilities Authority, Health Facilities Refunding Revenue Bonds (Series 1998), Weekly VRDNs (Mercy Hospital, FL)/(Bank of America N.A. LOC), 3.800%, 5/3/2006	3,210,000
5,325,000	[3]	Miami-Dade County, FL Aviation, (PT-2713), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	5,325,000
8,700,000	[3]	Miami-Dade County, FL Aviation, (Rocs Series 525), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Citibank NA, New York LIQ), 3.880%, 5/4/2006	8,700,000
7,615,000	[3]	Miami-Dade County, FL HFA, (PT-1349), Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.930%, 5/4/2006	7,615,000
48,000,000		Miami-Dade County, FL Water & Sewer Authority, (Series 2005), Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.810%, 5/4/2006	48,000,000
14,300,000		North Broward Florida Hospital District, (Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.780%, 5/3/2006	14,300,000
77,585,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003), Daily VRDNs (Florida Power & Light Co.), 3.860%, 5/1/2006	77,585,000
		TOTAL	254,883,000
		Georgia--2.2%
3,500,000	[3]	Atlanta, GA Airport General Revenue, PA 926R Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	3,500,000
14,000,000		Atlanta, GA, (Series 2006), Weekly VRDNs (Atlantic Station Project)/(Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	14,000,000
7,970,000		Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments), Weekly VRDNs (Ashton Forest Park LP)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.900%, 5/4/2006	7,970,000
9,000,000		Cobb County, GA Housing Authority, (Series 2004), Weekly VRDNs (Parkland Manor LP)/ (Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	9,000,000
6,150,000		Crisp County, GA Solid Waste Management Authority, (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 4.220%, 5/4/2006	6,150,000
800,000		Fayette County, GA, (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/ (National City Bank, Michigan/Illinois LOC), 3.860%, 5/4/2006	800,000
5,505,000		Georgia Municipal Association Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.810%, 5/4/2006	5,505,000
23,810,000	[3]	Georgia State, PUTTERs (Series 493), 3.46% TOBs (JPMorgan Chase Bank, N.A. LIQ), Optional Tender 6/15/2006	23,810,000
1,800,000		Heard County, GA Development Authority, (First Series 1996), Daily VRDNs (Georgia Power Co.), 3.840%, 5/1/2006	1,800,000
24,420,000		Municipal Electric Authority of Georgia, (Series 1985A), Project 1, 3.50% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 5/11/2006	24,420,000
8,600,000		Savannah, GA EDA, (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 3.850%, 5/3/2006	8,600,000
2,600,000		Tattnall County, GA IDA, (Series 1999), Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 3.850%, 5/4/2006	2,600,000
		TOTAL	108,155,000
		Hawaii--0.0%
210,000	[3]	Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	210,000
		Illinois--8.1%
33,600,000		Chicago, IL Midway Airport, (Series 1998A), Daily VRDNs (MBIA Insurance Corp. INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.850%, 5/1/2006	33,600,000
39,450,000		Chicago, IL Midway Airport, (Series 1998B), Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(MBIA Insurance Corp. LOC), 3.850%, 5/1/2006	39,450,000
8,050,000	[3]	Chicago, IL O'Hare International Airport, (PA-1198), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	8,050,000
1,065,000	[3]	Chicago, IL O'Hare International Airport, (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	1,065,000
9,995,000	[3]	Chicago, IL O'Hare International Airport, (PT-685), 3.50% TOBs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 2/8/2007	9,995,000
7,000,000	[3]	Chicago, IL O'Hare International Airport, (PT-756), Weekly VRDNs (AMBAC INS)/ (Landesbank Hessen-Thueringen LIQ), 3.880%, 5/4/2006	7,000,000
5,200,000	[3]	Chicago, IL O'Hare International Airport, ROCS (Series 239), Weekly VRDNs (FSA INS)/ (Citibank NA, New York LIQ), 3.880%, 5/4/2006	5,200,000
14,600,000		Chicago, IL Wastewater Transmission, (Series 2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.890%, 5/4/2006	14,600,000
1,340,000		Chicago, IL, (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 3.890%, 5/3/2006	1,340,000
44,900,000		Chicago, IL, (Series 2003 B-1), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.810%, 5/3/2006	44,900,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 3.43% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2006	10,500,000
12,500,000	[3]	Chicago, IL, PUTTERs (Series 1277), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.840%, 5/4/2006	12,500,000
5,935,000	[3]	Cook County, IL, Roaring Forks (Series 2004-1), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.880%, 5/4/2006	5,935,000
515,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 4.010%, 5/4/2006	515,000
3,400,000		Harvey, IL Multifamily Revenue (Series 1997), Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Chicago LOC), 3.900%, 5/4/2006	3,400,000
10,400,000		Hoffman Estates Village, IL, Tax Increment Revenue Bonds (Series 2005), Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 3.810%, 5/4/2006	10,400,000
2,495,000		Huntley, IL Industrial Development Revenue (Series 1999), Weekly VRDNs (Colony, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 3.870%, 5/3/2006	2,495,000
26,150,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(Credit Agricole S.A., Harris, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 3.830%, 5/3/2006	26,150,000
10,000,000		Illinois Development Finance Authority IDB, (Series 1994), Weekly VRDNs (St. Ignatius College Prep.)/(Northern Trust Co., Chicago, IL LOC), 3.820%, 5/3/2006	10,000,000
1,400,000		Illinois Development Finance Authority IDB, (Series 1995), Weekly VRDNs (Evapco, Inc.)/ (Bank of America N.A. LOC), 3.900%, 5/4/2006	1,400,000
1,000,000		Illinois Development Finance Authority IDB, (Series 1996A), Weekly VRDNs (Presbyterian Home Lake)/(FSA INS)/(Wachovia Bank N.A. LIQ), 3.810%, 5/3/2006	1,000,000
5,225,000		Illinois Development Finance Authority IDB, (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(LaSalle Bank, N.A. LOC), 3.900%, 5/4/2006	5,225,000
2,940,000		Illinois Development Finance Authority IDB, (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank, N.A. LOC), 3.850%, 5/3/2006	2,940,000
3,330,000		Illinois Development Finance Authority, (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 3.920%, 5/3/2006	3,330,000
25,000,000		Illinois Finance Authority, (Series 2005D), Weekly VRDNs (Clare at Water Tower)/(LaSalle Bank, N.A. LOC), 3.800%, 5/4/2006	25,000,000
22,550,000		Illinois Health Facilities Authority, (Series 2001C), Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.820%, 5/3/2006	22,550,000
28,500,000		Illinois Health Facilities Authority, (Series 2003), Weekly VRDNs (Herman M. Finch University)/(JPMorgan Chase Bank, N.A. LOC), 3.820%, 5/3/2006	28,500,000
550,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (FHLB of Chicago LIQ), 3.860%, 5/3/2006	550,000
71,500,000		Illinois State Weekly VRDNs (DePfa Bank PLC LIQ), 3.900%, 5/3/2006	71,500,000
		TOTAL	409,090,000
		Indiana--3.9%
17,540,000		Bartholomew Consolidated School Corp., IN, 4.25% TANs, 12/29/2006	17,635,657
500,000		Clarksville, IN, (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank, N.A. LOC), 3.950%, 5/4/2006	500,000
1,080,000		Huntington, IN, (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A., Minnesota LOC), 4.010%, 5/4/2006	1,080,000
8,700,000		Indiana Development Finance Authority, (Series 2001), Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.830%, 5/3/2006	8,700,000
3,000,000		Indiana Development Finance Authority, (Series 2004), Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.830%, 5/3/2006	3,000,000
21,550,000		Indiana Health & Educational Facility Financing Authority, (Series 2005B), Weekly VRDNs (Parkview Health System Obligated Group)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.780%, 5/3/2006	21,550,000
3,200,000		Indiana Port Commission, (Series 2000), Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 3.850%, 5/3/2006	3,200,000
1,875,000	[3]	Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	1,875,000
20,000,000		Indianapolis, IN Local Public Improvement Bond Bank, (Series 2005G-3), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.820%, 5/4/2006	20,000,000
5,135,000	[3]	Indianapolis, IN Local Public Improvement Bond Bank, (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	5,135,000
3,400,000		Indianapolis, IN, (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank, Pennsylvania LOC), 3.920%, 5/4/2006	3,400,000
7,100,000		Indianapolis, IN, (Series 2004A), Weekly VRDNs (Nora Commons LP)/(LaSalle Bank, N.A. LOC), 3.880%, 5/4/2006	7,100,000
5,000,000		Jasper County, IN EDA, (Series 2000), Weekly VRDNs (T & M LP)/(Key Bank, N.A. LOC), 3.990%, 5/4/2006	5,000,000
6,500,000		Jasper County, IN EDA, (Series 2006), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 3.890%, 5/4/2006	6,500,000
7,265,000	[3]	Jeffersonville, IN, (PT-1309), Weekly VRDNs (Armstrong Farms Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.930%, 5/4/2006	7,265,000
1,480,000		Kendallville, IN, (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC), 3.970%, 5/4/2006	1,480,000
9,000,000		Muncie, IN Community Schools, 4.25% TANs, 12/29/2006	9,040,634
33,100,000		Richmond, IN Hospital Authority, (Series 2005A), Weekly VRDNs (Reid Hospital & Health Care Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 5/3/2006	33,100,000
170,000		Richmond, IN, (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.100%, 5/4/2006	170,000
4,571,000		Southwest Allen County, IN Metropolitan School District, 4.00% TANs, 12/29/2006	4,584,161
7,700,000		Whiting, IN Environmental Facilities Revenue, (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.860%, 5/1/2006	7,700,000
8,000,000		Whiting, IN Environmental Facilities Revenue, (Series 2002B), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.860%, 5/1/2006	8,000,000
12,800,000		Whiting, IN Environmental Facilities Revenue, (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.860%, 5/1/2006	12,800,000
5,000,000		Whiting, IN Environmental Facilities Revenue, (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.860%, 5/1/2006	5,000,000
2,200,000		Whitley County, IN, (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 4.010%, 5/4/2006	2,200,000
		TOTAL	196,015,452
		Kansas--0.2%
7,223,000	[3]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.890%, 5/4/2006	7,223,000
3,675,000	[3]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	3,675,000
		TOTAL	10,898,000
		Kentucky--0.6%
4,900,000		Graves County, KY, (Series 1988), Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 3.850%, 5/4/2006	4,900,000
740,000		Jefferson County, KY, (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.100%, 5/4/2006	740,000
14,110,000		Jefferson County, KY, (Series 2002A), Weekly VRDNs (ULH, Inc.-University of Louisville)/ (Regions Bank, Alabama LOC), 3.820%, 5/4/2006	14,110,000
10,610,000		Kentucky EDFA, (Series 1999B), Weekly VRDNs (Baptist Healthcare System)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.800%, 5/3/2006	10,610,000
1,685,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati LOC), 3.900%, 5/4/2006	1,685,000
		TOTAL	32,045,000
		Louisiana--1.7%
4,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/(Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.840%, 5/4/2006	4,000,000
7,560,000	[3]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.890%, 5/4/2006	7,560,000
11,825,000	[3]	East Baton Rouge, LA Mortgage Finance Authority, (Series 2006 FR/RI-P2U), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.950%, 5/3/2006	11,825,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 3.940%, 5/4/2006	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District, (Series 2000), Weekly VRDNs (ConcoPhilips)/ (JPMorgan Chase Bank, N.A. LOC), 3.920%, 5/3/2006	10,100,000
9,000,000		Louisiana Public Facilities Authority, (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.880%, 5/3/2006	9,000,000
11,600,000		Louisiana Public Facilities Authority, (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 3.880%, 5/1/2006	11,600,000
5,700,000		Louisiana State Offshore Terminal Authority, (Series 2003B), Weekly VRDNs (Loop LLC)/ (JPMorgan Chase Bank, N.A. LOC), 3.830%, 5/3/2006	5,700,000
20,000,000		Tangipahoa Parish, LA Hospital Service District No. 1, (Series 2003B), Weekly VRDNs (North Oaks Medical Center)/(Allied Irish Banks PLC LOC), 3.830%, 5/4/2006	20,000,000
		TOTAL	84,785,000
		Maine--0.3%
2,425,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC), 3.870%, 5/3/2006	2,425,000
8,525,000		Maine Finance Authority, (Series 2002), Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 3.840%, 5/4/2006	8,525,000
4,005,000	[3]	Maine State Housing Authority, MERLOTS (Series 2001-A108), 3.40% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	4,005,000
		TOTAL	14,955,000
		Maryland--0.9%
2,495,000	[3]	Maryland Community Development Administration - Housing Revenue, (PA-629R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	2,495,000
4,585,000	[3]	Maryland Community Development Administration - Residential Revenue, (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.950%, 5/3/2006	4,585,000
5,850,000		Maryland Industrial Development Financing Authority, (Series 1999), 3.43% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2006	5,850,000
6,035,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.870%, 5/3/2006	6,035,000
4,000,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(Wachovia Bank N.A. LOC), 3.850%, 5/3/2006	4,000,000
6,925,000		Maryland State Economic Development Corp., (Series 2006), Weekly VRDNs (Santa Barbara Court LLC)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.900%, 5/5/2006	6,925,000
750,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 3.800%, 5/3/2006	750,000
10,000,000		Montgomery County, MD, (Series 2002), 3.65% CP, Mandatory Tender 7/12/2006	10,000,000
5,730,000	[3]	Northeast MD Waste Disposal Authority, (PT-766), Weekly VRDNs (AMBAC INS)/ (Landesbank Hessen-Thueringen (GTD) LIQ), 3.880%, 5/4/2006	5,730,000
		TOTAL	46,370,000
		Massachusetts--3.8%
1,200,000		Commonwealth of Massachusetts, (Series 2001 B), Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.870%, 5/4/2006	1,200,000
18,720,000	[3]	Commonwealth of Massachusetts, PUTTERs (Series 443), Weekly VRDNs (FGIC, FSA INS) and JPMorgan Chase Bank, N.A. LIQs), 3.830%, 5/4/2006	18,720,000
7,000,000		Everett, MA, 4.00% BANs, 9/8/2006	7,023,700
7,500,000	[3]	Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.810%, 5/3/2006	7,500,000
10,000,000		Massachusetts Development Finance Agency, (Series 2004), 3.70% CP (Nantucket Electric Co.)/(Massachusetts Electric Co. GTD), Mandatory Tender 6/6/2006	10,000,000
1,000,000		Massachusetts HEFA, (Series 2004G), Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 3.820%, 5/3/2006	1,000,000
9,900,000		Massachusetts HEFA, (Series A-1), Weekly VRDNs (Sherrill House)/(Comerica Bank LOC), 3.790%, 5/4/2006	9,900,000
4,500,000		Massachusetts IFA, (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 3.900%, 5/4/2006	4,500,000
5,200,000		Massachusetts State Development Finance Agency, (Series 2000), Weekly VRDNs (Marine Biological Laboratory)/(Allied Irish Banks PLC LOC), 3.790%, 5/4/2006	5,200,000
5,040,000		Massachusetts State Development Finance Agency, (Series 2002A), Weekly VRDNs (Assumption College)/(Bank of New York LOC), 3.820%, 5/3/2006	5,040,000
11,000,000		Massachusetts State Development Finance Agency, (Series 2003), Weekly VRDNs (Boston College High School)/(Citizens Bank of Massachusetts LOC), 3.820%, 5/3/2006	11,000,000
4,000,000		Massachusetts State Development Finance Agency, (Series 2004), Weekly VRDNs (Thayer Academy)/(Allied Irish Banks PLC LOC), 3.810%, 5/4/2006	4,000,000
28,890,000		Massachusetts State Development Finance Agency, (Series R3), Weekly VRDNs (Boston University)/(XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.870%, 5/4/2006	28,890,000
19,610,000	[3]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.770%, 5/1/2006	19,610,000
57,523,000	[3]	Massachusetts Water Resources Authority, Floater Certificates (Series 2002-742D), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.840%, 5/4/2006	57,523,000
		TOTAL	191,106,700
		Michigan--3.0%
6,000,000	[3]	Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ), 3.870%, 5/3/2006	6,000,000
19,950,000		Kent Hospital Finance Authority, MI, (Series 1998B), Weekly VRDNs (Spectrum Health)/ (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.780%, 5/3/2006	19,950,000
14,300,000		Michigan Higher Education Student Loan Authority, (Series X11-B), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ), 3.840%, 5/3/2006	14,300,000
3,000,000		Michigan State Housing Development Authority, (2002 Series A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.920%, 5/3/2006	3,000,000
404,000		Michigan State Strategic Fund, (Series A), Weekly VRDNs (Teal Run Apartments)/(Federal Home Loan Bank of Indianapolis LOC), 3.880%, 5/4/2006	404,000
25,000,000		Michigan State, (2006 Series A), 4.50% TRANs, 9/29/2006	25,124,781
68,660,000	[3]	Michigan State, GO Notes (Series 2005 FR/RI-P5), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.900%, 5/3/2006	68,660,000
12,710,000	[3]	Wayne County, MI Airport Authority, ROCs (Series 353), 3.50% TOBs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), Optional Tender 6/15/2006	12,710,000
		TOTAL	150,148,781
		Minnesota--1.8%
24,815,000	[3]	Becker, MN, (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/ (Lehman Brothers Holdings, Inc. SWP), 3.640%, 5/4/2006	24,815,000
17,970,000	[3]	Becker, MN, (Series 2006 FR/RI-FP1), Weekly VRDNs (Northern States Power Co., MN)/ (Lehman Brothers Holdings, Inc. SWP), 3.790%, 5/4/2006	17,970,000
2,600,000		Coon Rapids, MN, (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 4.010%, 5/4/2006	2,600,000
6,440,000	[3]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	6,440,000
3,865,000		Dakota County, MN Community Development Agency, (Series 2004), Weekly VRDNs (View Pointe Apartments)/(LaSalle Bank, N.A. LOC), 3.900%, 5/5/2006	3,865,000
1,225,000		Minneapolis, MN IDA, (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 4.010%, 5/4/2006	1,225,000
3,140,000	[3]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (MT-117), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	3,140,000
5,220,000	[3]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.880%, 5/4/2006	5,220,000
8,975,000	[3]	Minnesota Public Facilities Authority, (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.830%, 5/4/2006	8,975,000
1,800,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 3.900%, 5/5/2006	1,800,000
6,690,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 3.900%, 5/5/2006	6,690,000
1,390,000		Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 4.010%, 5/4/2006	1,390,000
445,000		Springfield, MN, (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank, N.A., Minnesota LOC), 4.100%, 5/4/2006	445,000
2,250,000		White Bear Lake, MN, (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A., Minnesota LOC), 4.010%, 5/4/2006	2,250,000
5,800,000		White Bear Lake, MN, (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 3.900%, 5/5/2006	5,800,000
		TOTAL	92,625,000
		Mississippi--1.1%
10,000,000	[3]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.890%, 5/4/2006	10,000,000
2,250,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/ (Regions Bank, Alabama LOC), 3.950%, 5/4/2006	2,250,000
3,690,000		Mississippi Business Finance Corp., (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/ (Regions Bank, Alabama LOC), 3.900%, 5/4/2006	3,690,000
3,185,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/ (Regions Bank, Alabama LOC), 3.900%, 5/4/2006	3,185,000
1,500,000	[3]	Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	1,500,000
7,500,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 3.860%, 5/4/2006	7,500,000
4,915,000	[3]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/ (Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	4,915,000
1,990,000	[3]	Mississippi Home Corp., MERLOTS (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	1,990,000
2,875,000	[3]	Mississippi Home Corp., Roaring Forks (Series 2001-14), Weekly VRDNs (GNMA COL)/ (Bank of New York LIQ), 3.950%, 5/4/2006	2,875,000
9,790,000		Mississippi Regional Housing Authority No. II, (Series 1998), 3.45% TOBs (Bradford Park Apartments)/(Amsouth Bank N.A., Birmingham, AL LOC), Mandatory Tender 10/1/2006	9,790,000
6,500,000		Mississippi Regional Housing Authority No. II, (Series 2000), 3.30% TOBs (Terrace Park Apartments)/(First Tennessee Bank, N.A. LOC), Optional Tender 5/1/2006	6,500,000
		TOTAL	54,195,000
		Missouri--3.1%
31,894,000	[3]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14), Weekly VRDNs (Missouri State Housing Development Commission)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.890%, 5/4/2006	31,894,000
3,675,000		Kansas City, MO IDA, (Series 2004B), Weekly VRDNs (The Bishop Spencer Place, Inc.)/ (Commerce Bank, N.A., Kansas City LOC), 3.820%, 5/4/2006	3,675,000
32,300,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.850%, 5/4/2006	32,300,000
20,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005B), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.850%, 5/4/2006	20,000,000
7,750,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005E), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.890%, 5/4/2006	7,750,000
15,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006A), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.850%, 5/4/2006	15,000,000
15,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006B), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.800%, 5/4/2006	15,000,000
10,800,000		Missouri State HEFA, (Series 1985B), Weekly VRDNs (Barnes Hospital)/(JPMorgan Chase Bank, N.A. LOC), 3.820%, 5/3/2006	10,800,000
3,400,000	[3]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	3,400,000
1,895,000	[3]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	1,895,000
11,000,000		Southwest City, MO IDA, (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.940%, 5/4/2006	11,000,000
1,000,000		St. Louis, MO IDA, (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 4.200%, 5/4/2006	1,000,000
		TOTAL	153,714,000
		Montana--0.3%
7,390,000	[3]	Montana State Board of Housing, (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.950%, 5/4/2006	7,390,000
4,060,000	[3]	Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	4,060,000
4,660,000	[3]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ), 3.930%, 5/4/2006	4,660,000
		TOTAL	16,110,000
		Multi State--3.4%
27,838,362	[3]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 4.090%, 5/4/2006	27,838,362
5,600,000	[3]	Charter Mac Floater Certificates Trust I, (Nat-1 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank (GTD), Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg (GTD), Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs), 3.880%, 5/4/2006	5,600,000
6,500,000	[3]	Charter Mac Floater Certificates Trust I, (Nat-2 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank (GTD), Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg (GTD), Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs), 3.880%, 5/4/2006	6,500,000
14,000,000	[3]	Charter Mac Floater Certificates Trust I, (Nat-4 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank (GTD), Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg (GTD), Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs), 3.880%, 5/4/2006	14,000,000
22,532,000	[3]	Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.950%, 5/4/2006	22,532,000
50,496,000	[3]	Clipper Tax-Exempt Certificates Trust (AMT Multistate)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 3.950%, 5/4/2006	50,496,000
12,286,000	[3]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-1), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.950%, 5/4/2006	12,286,000
24,351,000	[3]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-18), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/4/2006	24,351,000
3,973,000	[3]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-19), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/4/2006	3,973,000
3,229,195	[3]	Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2002-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ), 4.000%, 5/4/2006	3,229,195
		TOTAL	170,805,557
		Nebraska--0.4%
3,150,000		Douglas County, NE, (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.910%, 5/4/2006	3,150,000
1,500,000		Douglas County, NE, (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 4.010%, 5/4/2006	1,500,000
7,730,000		Nebraska Investment Finance Authority, (Series 2001 E), Weekly VRDNs (FHLB of Topeka LIQ), 3.920%, 5/3/2006	7,730,000
3,726,000		Nebraska Investment Finance Authority, (Series 2001 F), Weekly VRDNs (FHLB of Topeka LIQ), 3.920%, 5/3/2006	3,726,000
5,200,000		Stanton County, NE, (Series 1998), Weekly VRDNs (Nucor Corp.), 3.870%, 5/3/2006	5,200,000
		TOTAL	21,306,000
		Nevada--5.3%
77,815,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2005D-1), Weekly VRDNs (FGIC INS)/(Bayerische Landesbank and Landesbank Baden-Wuerttemberg LIQs), 3.800%, 5/3/2006	77,815,000
27,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2005E-1), Weekly VRDNs (FGIC INS)/(Bayerische Landesbank and Landesbank Baden-Wuerttemberg LIQs), 3.800%, 5/3/2006	27,500,000
12,500,000		Clark County, NV Industrial Development Revenue Board, (Series 2003A), Weekly VRDNs (Southwest Gas Corp.)/(Bank of America N.A. LOC), 3.880%, 5/3/2006	12,500,000
7,140,000		Clark County, NV, (Series 1997A), 3.43% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2006	7,140,000
7,535,000		Clark County, NV, (Series 1998), 3.43% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2006	7,535,000
89,100,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Bayerische Landesbank (GTD) LIQ), 3.840%, 5/3/2006	89,100,000
32,200,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.840%, 5/3/2006	32,200,000
13,000,000	[3]	Washoe County, NV Water Facilities Revenue, (Series 2004 FR/RI-F9J), Weekly VRDNs (Sierra Pacific Power Co.)/(Lehman Brothers Holdings, Inc. SWP), 4.010%, 5/3/2006	13,000,000
		TOTAL	266,790,000
		New Hampshire--1.0%
1,002,000		New Hampshire Business Finance Authority, (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 3.930%, 5/3/2006	1,002,000
30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 3.30% CP (New England Power Co.), Mandatory Tender 5/11/2006	30,000,000
17,235,000		New Hampshire Health and Education Facilities Authority, (Series 2002B), Weekly VRDNs (Catholic Medical Center)/(Citizens Bank of Massachusetts LOC), 3.820%, 5/4/2006	17,235,000
1,240,000	[3]	New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	1,240,000
940,000	[3]	New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	940,000
		TOTAL	50,417,000
		New Jersey--1.8%
3,200,000		New Jersey EDA, (Series 1995), Weekly VRDNs (Thermal Energy I LP)/(JPMorgan Chase Bank, N.A. LOC), 3.830%, 5/3/2006	3,200,000
3,440,000		New Jersey EDA, (Series 1998), Weekly VRDNs (Job Haines Home)/(PNC Bank, N.A. LOC), 3.800%, 5/3/2006	3,440,000
910,000		New Jersey EDA, (Series 1998A), Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC), 3.810%, 5/5/2006	910,000
6,475,000		New Jersey EDA, (Series 2001), Weekly VRDNs (Geriatric Services Housing Corp., Inc. - (CNJJHA Assisted Living))/(Lloyds TSB Bank PLC, London LOC), 3.770%, 5/3/2006	6,475,000
10,500,000		New Jersey EDA, Lion's Gate (Series 2005C), Weekly VRDNs (SJF-CCRC, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.780%, 5/3/2006	10,500,000
11,200,000		New Jersey Health Care Facilities Financing Authority, (Series 2002), Daily VRDNs (RWJ Health Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.800%, 5/4/2006	11,200,000
7,150,000		New Jersey Health Care Facilities Financing Authority, (Series 2004A-1), Weekly VRDNs (Bayshore Community Hospital, NJ)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.800%, 5/4/2006	7,150,000
3,500,000		New Jersey Housing & Mortgage Financing Authority, Multi-family Revenue Bonds (Series 2006A), Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 3.800%, 5/4/2006	3,500,000
24,515,000	[3]	New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 2002-775d), Weekly VRDNs (AMBAC, FSA INS) and Morgan Stanley LIQs), 3.820%, 5/4/2006	24,515,000
5,738,550		South Plainfield, NJ, 4.00% BANs, 9/27/2006	5,760,138
6,700,000		Trenton, NJ, 3.75% BANs, 5/19/2006	6,702,405
8,875,000		Trenton, NJ, 4.50% BANs, 12/15/2006	8,931,769
		TOTAL	92,284,312
		New Mexico--1.9%
1,805,000		Albuquerque, NM, (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.910%, 5/4/2006	1,805,000
4,700,000		Albuquerque, NM, (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.910%, 5/4/2006	4,700,000
18,613,000	[3]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15), Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.890%, 5/4/2006	18,613,000
2,850,000		Los Lunas Village, NM, (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A. LOC), 3.950%, 5/3/2006	2,850,000
60,668,465		New Mexico Mortgage Finance Authority, (Series 2005), 4.63% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 6/1/2006	60,668,465
1,120,000	[3]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	1,120,000
2,770,000	[3]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 3.40% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	2,770,000
1,450,000	[3]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2000-A18), 3.40% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	1,450,000
		TOTAL	93,976,465
		New York--2.0%
4,380,000		Albany, NY IDA, (Series 2001A: Empire Commons East), Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.840%, 5/4/2006	4,380,000
9,500,000		Clinton County, NY, 3.75% BANs, 7/20/2006	9,518,207
56,000,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund (Series 2005A), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Citibank NA, New York LIQ), 3.810%, 5/4/2006	56,000,000
2,500,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004), Weekly VRDNs (FC Hanson Office Associates LLC)/(Lloyds TSB Bank PLC, London LOC), 3.780%, 5/4/2006	2,500,000
10,800,000		Patchogue-Medford, NY Union Free School District, 4.00% TANs, 6/22/2006	10,817,667
18,820,000	[3]	TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds (PA-1356), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.870%, 5/4/2006	18,820,000
		TOTAL	102,035,874
		North Carolina--2.1%
6,600,000		Cabarrus County, NC Industrial Facilities & PCFA, (Series 1996), Weekly VRDNs (S & D Coffee, Inc.)/(Wachovia Bank N.A. LOC), 3.850%, 5/4/2006	6,600,000
2,840,000	[3]	Charlotte, NC Airport, (PT-719), Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), 3.880%, 5/4/2006	2,840,000
3,930,000		Davie County, NC Industrial Facilities & PCFA Weekly VRDNs (Cycle Group, Inc.)/(Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	3,930,000
5,500,000		Halifax County, NC Industrial Facilities & PCFA, (Series 1993), Daily VRDNs (Westmoreland LG&E)/(Dexia Credit Local LOC), 3.810%, 5/1/2006	5,500,000
2,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), Weekly VRDNs (Nucor Corp.), 3.910%, 5/3/2006	2,000,000
4,575,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2001), Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 3.900%, 5/5/2006	4,575,000
3,200,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2000), Weekly VRDNs (Ehren-Haus Industries, Inc.)/(Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	3,200,000
8,000,000		Montgomery County, NC Industrial Facilities & PCFA, (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 3.840%, 5/1/2006	8,000,000
615,000		North Carolina Capital Facilities Finance Agency, (Series 2002), Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 3.800%, 5/4/2006	615,000
1,335,000		North Carolina Capital Facilities Finance Agency, (Series 2002), Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 3.820%, 5/3/2006	1,335,000
11,100,000		North Carolina Capital Facilities Finance Agency, (Series 2004), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 3.840%, 5/1/2006	11,100,000
1,600,000		North Carolina Capital Facilities Finance Agency, (Series 2005), Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.820%, 5/4/2006	1,600,000
7,800,000	[3]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2002-A22), Weekly VRDNs (Bank of New York LIQ)/(United States Treasury PRF 1/1/2022 @ 100, 1/1/2024), 3.820%, 5/3/2006	7,800,000
9,250,000		North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 2005A-3), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.850%, 5/4/2006	9,250,000
1,150,000	[3]	North Carolina HFA, MERLOTS (Series 2000 A37), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	1,150,000
55,000		Sampson County, NC Industrial Facilities & PCFA, (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank N.A. LOC), 3.950%, 5/4/2006	55,000
36,000,000		Wake County, NC, (Series 2004A), Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.800%, 5/4/2006	36,000,000
1,300,000		Wilson County, NC PCA, (Series 1999), Weekly VRDNs (Quality Truck Bodies & Repair, Inc.)/(Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	1,300,000
		TOTAL	106,850,000
		Ohio--2.9%
4,000,000		Akron, Bath & Copley, OH Joint Township, (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 3.810%, 5/4/2006	4,000,000
3,925,000		Akron, Bath & Copley, OH Joint Township, (Series 2004B), Weekly VRDNs (Summa Health System)/(JPMorgan Chase Bank, N.A. LOC), 3.820%, 5/4/2006	3,925,000
6,000,000		Clark County, OH, (Series 2002), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.830%, 5/4/2006	6,000,000
5,830,000	[3]	Cuyahoga County, OH, (PT-1966), Weekly VRDNs (Antioch Towers Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.930%, 5/4/2006	5,830,000
2,000,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 3.900%, 5/4/2006	2,000,000
8,750,000		Franklin County, OH Health Care Facilities, (Series 2005), Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 3.820%, 5/4/2006	8,750,000
15,000,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.840%, 5/4/2006	15,000,000
3,950,000		Hamilton, OH MFH, (Series 2003A: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 3.880%, 5/4/2006	3,950,000
3,000,000		Huber Heights, OH, IDR (Series 1999), Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC), 3.850%, 5/3/2006	3,000,000
6,500,000		Knox County, OH, (Series 2004) Weekly VRDNs (Knox Community Hospital)/(National City Bank, Ohio LOC), 3.820%, 5/4/2006	6,500,000
8,795,000		Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 3.810%, 5/4/2006	8,795,000
40,400,000		Ohio HFA, (Series 2005D) Weekly VRDNs (GNMA COL)/(FHLB of Cincinnati LIQ), 3.900%, 5/3/2006	40,400,000
1,505,000	[3]	Ohio HFA, MERLOTS (Series 2001-A78) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	1,505,000
3,075,000	[3]	Ohio HFA, Variable Rate Certificates (Series 2001-I) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 3.920%, 5/4/2006	3,075,000
23,175,000		Ohio State, Solid Waste Revenue Bonds (Series 1998) Daily VRDNs (BP Exploration & Oil, Inc.)/(BP PLC GTD), 3.850%, 5/1/2006	23,175,000
4,130,000		Ohio Waste Development Authority Solid Waste, (Series 2001) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.850%, 5/1/2006	4,130,000
6,030,000		Ohio Waste Development Authority Solid Waste, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.850%, 5/1/2006	6,030,000
		TOTAL	146,065,000
		Oklahoma--1.2%
5,650,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 5/4/2006	5,650,000
17,828,873	[3]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.890%, 5/4/2006	17,828,873
6,000,000		Oklahoma Development Finance Authority, (Series 2003), 3.45% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Optional Tender 12/1/2006	6,000,000
32,000,000		Oklahoma Student Loan Authority, (Series 2006A-1) Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.850%, 5/3/2006	32,000,000
		TOTAL	61,478,873
		Oregon--0.4%
8,500,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/ (Rabobank Nederland, Utrecht LOC), 3.890%, 5/4/2006	8,500,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/ (Rabobank Nederland, Utrecht LOC), 3.890%, 5/4/2006	10,000,000
		TOTAL	18,500,000
		Pennsylvania--4.1%
1,000,000		Chester County, PA IDA, (Series 2000A) Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC), 3.930%, 5/4/2006	1,000,000
13,000,000		Erie, PA City School District, 3.75% TRANs, 6/30/2006	13,017,644
1,162,000		Northampton County, PA IDA, (Series 1997) Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC), 3.940%, 5/3/2006	1,162,000
250,000		Pennsylvania EDFA Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank, N.A. LOC), 3.890%, 5/4/2006	250,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Refunding Revenue Bonds (Series 2004A) Weekly VRDNs (Sunoco, Inc.), 3.925%, 5/3/2006	10,000,000
30,700,000		Pennsylvania State Higher Education Assistance Agency, (Series 1997A) Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.910%, 5/3/2006	30,700,000
24,500,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1) Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.910%, 5/3/2006	24,500,000
10,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-2) Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.910%, 5/3/2006	10,000,000
16,100,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002 A) Weekly VRDNs (FSA INS)/(Bayerische Landesbank (GTD), Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.910%, 5/4/2006	16,100,000
16,000,000		Philadelphia, PA Airport System, (Series 2005B) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.830%, 5/3/2006	16,000,000
41,000,000		Philadelphia, PA Airport System, (Series 2005C) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.880%, 5/3/2006	41,000,000
40,420,000		Southcentral PA, General Authority, (Series 2005B) Weekly VRDNs (Wellspan Health Obligated Group)/(AMBAC INS)/(Citibank NA, New York LIQ), 3.050%, 5/3/2006	40,420,000
		TOTAL	204,149,644
		Puerto Rico--0.3%
14,990,000	[3]	Puerto Rico Highway and Transportation Authority, (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial Guaranty NA INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006	14,990,000
		Rhode Island--0.1%
3,710,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 3.880%, 5/4/2006	3,710,000
1,960,000		Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/ (Bank of America N.A. LOC), 3.850%, 5/1/2006	1,960,000
		TOTAL	5,670,000
		South Carolina--2.8%
29,650,000		Berkeley County, SC Exempt Facility Industrial Development, (Series 1997) Daily VRDNs (BP Amoco Corp.), 3.860%, 5/1/2006	29,650,000
17,880,000		Berkeley County, SC Exempt Facility Industrial Development, (Series 1998) Daily VRDNs (BP Amoco Corp.)/(BP Amoco Corp. GTD), 3.860%, 5/1/2006	17,880,000
20,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 3.870%, 5/3/2006	20,000,000
18,800,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 3.870%, 5/3/2006	18,800,000
5,600,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 3.870%, 5/3/2006	5,600,000
21,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 3.870%, 5/3/2006	21,000,000
10,000,000	[3]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.850%, 5/4/2006	10,000,000
2,100,000	[3]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 3.880%, 5/4/2006	2,100,000
1,830,000		South Carolina, EDA Weekly VRDNs (Boozer Lumber Co.)/(Wachovia Bank N.A. LOC), 3.900%, 5/5/2006	1,830,000
1,700,000		South Carolina, EDA Weekly VRDNs (Lorraine Linens)/(Wachovia Bank N.A. LOC), 3.950%, 5/5/2006	1,700,000
150,000		South Carolina, EDA, (Series 1990) Weekly VRDNs (NMFO Associates)/(Wachovia Bank N.A. LOC), 4.150%, 5/2/2006	150,000
150,000		South Carolina, EDA, (Series 1990) Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank N.A. LOC), 4.150%, 5/2/2006	150,000
150,000		South Carolina, EDA, (Series 1990) Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC), 4.150%, 5/2/2006	150,000
2,300,000		South Carolina, EDA, (Series 1996) Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 3.940%, 5/3/2006	2,300,000
700,000		South Carolina, EDA, (Series 1998) Weekly VRDNs (Carolina Cotton Works, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.900%, 5/4/2006	700,000
150,000		South Carolina, EDA, (Series 2001) Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC), 3.800%, 5/4/2006	150,000
6,000,000		South Carolina, EDA, (Series 2005A) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/ (Radian Asset Assurance INS)/(RBC Centura Bank LIQ), 3.860%, 5/4/2006	6,000,000
1,600,000		York County, SC IDA, (Series1989) Weekly VRDNs (Sediver Inc.)/(BNP Paribas SA LOC), 3.950%, 5/5/2006	1,600,000
		TOTAL	139,760,000
		South Dakota--0.1%
4,500,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.840%, 5/4/2006	4,500,000
		Tennessee--0.8%
4,850,000		Dickson, TN Health and Educational Facilities Board, Autumn Park Apartments (Series 1999) Weekly VRDNs (Tennessee Partners XII LP)/(Regions Bank, Alabama LOC), 3.950%, 5/4/2006	4,850,000
1,500,000		Dover, TN IDB, (Series 1997) Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/ (Amsouth Bank N.A., Birmingham, AL LOC), 4.070%, 5/4/2006	1,500,000
3,000,000		Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995) Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC), 3.850%, 5/4/2006	3,000,000
13,945,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2003C) Weekly VRDNs (Village at Germantown, Inc.)/(BNP Paribas SA LOC), 3.820%, 5/4/2006	13,945,000
9,400,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2005) Weekly VRDNs (FSP-Wyndridge III LLC)/(FHLMC LOC), 3.850%, 5/4/2006	9,400,000
200,000		South Pittsburg, TN IDB, (Series 1996) Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC), 3.850%, 5/3/2006	200,000
845,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.850%, 5/3/2006	845,000
7,000,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003) Weekly VRDNs (Forest View LP)/(Amsouth Bank N.A., Birmingham, AL LOC), 4.000%, 5/4/2006	7,000,000
		TOTAL	40,740,000
		Texas--12.4%
14,820,000	[3]	Austin, TX Housing Finance Corp., (PT-1348), Weekly VRDNs (Blunn Creek Apartments)/ (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.930%, 5/4/2006	14,820,000
4,975,000	[3]	Bexar County, TX Housing Finance Corp., (PT-2596), Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (GTD) LOC), 3.930%, 5/4/2006	4,975,000
2,000,000		Brazos River Authority, TX, (Series 2001 D-1), Weekly VRDNs (TXU Energy Co. LLC)/ (Wachovia Bank N.A. LOC), 3.840%, 5/3/2006	2,000,000
5,500,000		Brazos River Authority, TX, (Series 2001 D-2) Weekly VRDNs (TXU Energy Co. LLC)/ (Wachovia Bank N.A. LOC), 3.840%, 5/3/2006	5,500,000
9,700,000		Brazos River Authority, TX, (Series 2002A), Weekly VRDNs (TXU Energy Co. LLC)/ (Wachovia Bank N.A. LOC), 3.820%, 5/3/2006	9,700,000
5,340,000		Colorado County, TX IDC, (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/ (Wachovia Bank N.A. LOC), 3.930%, 5/3/2006	5,340,000
14,595,000	[3]	Dallas, TX Housing Finance Corp., (PT-2599), Weekly VRDNs (Southern Oaks Housing)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (GTD) LOC), 3.930%, 5/4/2006	14,595,000
9,000,000	[3]	Dallas-Fort Worth, TX International Airport, (PA-1061), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	9,000,000
2,880,000	[3]	Dallas-Fort Worth, TX International Airport, MERLOTS (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	2,880,000
3,915,000	[3]	Dallas-Fort Worth, TX International Airport, (PT-738), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	3,915,000
4,995,000	[3]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 354), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.870%, 5/4/2006	4,995,000
7,150,000	[3]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.870%, 5/4/2006	7,150,000
3,000,000	[3]	Dallas-Fort Worth, TX International Airport, ROCs (Series 268), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.880%, 5/4/2006	3,000,000
21,440,000	[3]	Dallas-Fort Worth, TX International Airport, Roaring Forks (Series 2003-4), Weekly VRDNs (FSA INS, MBIA Insurance Corp. INS) and Bank of New York LIQs), 3.950%, 5/4/2006	21,440,000
9,400,000		DeSoto, TX Housing Finance Corp., (Series 2004), Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC), 3.860%, 5/4/2006	9,400,000
7,500,000		East Texas Housing Finance Corp., (Series 2002), Weekly VRDNs (The Park at Shiloh Apartments)/(Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	7,500,000
25,000,000		Gulf Coast, TX IDA, (Series 2001), Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC), 3.860%, 5/1/2006	25,000,000
8,700,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco Corp.), 3.860%, 5/1/2006	8,700,000
19,550,000		Gulf Coast, TX Waste Disposal Authority Daily VRDNs (BP Amoco Corp.), 3.860%, 5/1/2006	19,550,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1996), Daily VRDNs (BP Amoco Corp.), 3.860%, 5/1/2006	25,000,000
22,900,000		Gulf Coast, TX Waste Disposal Authority, (Series 1997), Daily VRDNs (BP Amoco Corp.), 3.860%, 5/1/2006	22,900,000
15,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1998), Daily VRDNs (BP Amoco Corp.), 3.860%, 5/1/2006	15,000,000
18,300,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001), Daily VRDNs (BP Amoco Corp.)/(BP PLC GTD), 3.860%, 5/1/2006	18,300,000
21,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.860%, 5/1/2006	21,500,000
1,795,000		Gulf Coast, TX Waste Disposal Authority, (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.860%, 5/1/2006	1,795,000
15,350,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.860%, 5/1/2006	15,350,000
5,300,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.860%, 5/1/2006	5,300,000
6,300,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.880%, 5/3/2006	6,300,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.880%, 5/3/2006	7,800,000
7,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD), 3.880%, 5/3/2006	7,000,000
99,560,000		Harris County, TX HFDC, (Series 2005B), Daily VRDNs (Methodist Hospital, Harris County, TX), 3.810%, 5/1/2006	99,560,000
25,000,000		Harris County, TX HFDC, (Series 2006A), 3.60% TOBs (Methodist Hospital, Harris County, TX), Optional Tender 7/3/2006	25,000,000
2,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	2,000,000
9,575,000	[3]	Houston, TX Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA INS)/ (Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	9,575,000
15,000,000		Houston, TX, (Series F), 3.70% CP, Mandatory Tender 8/17/2006	15,000,000
3,500,000		Lower Neches Valley Authority, TX, (Series 2003), Weekly VRDNs (Onyx Environmental Services LLC)/(Bank of America N.A. LOC), 3.850%, 5/4/2006	3,500,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.880%, 5/3/2006	15,000,000
2,845,000		Saginaw, TX IDA, (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 5/4/2006	2,845,000
10,120,000	[3]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 3.385% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/24/2007	10,120,000
7,000,000	[3]	San Antonio, TX Independent School District, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	7,000,000
7,866,000	[3]	Texas State Department of Housing & Community Affairs, (CLIPPERS 2001-1), 3.50% TOBs (GNMA COL)/(State Street Bank and Trust Co. LIQ), Optional Tender 8/1/2006	7,866,000
10,000,000	[3]	Texas State Department of Housing & Community Affairs, (PA-1308), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	10,000,000
3,000,000	[3]	Texas State Department of Housing & Community Affairs, (PT-2507), Weekly VRDNs (Ironwood Ranch Townhomes LP)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.930%, 5/4/2006	3,000,000
4,500,000	[3]	Texas State Department of Housing & Community Affairs, (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.950%, 5/3/2006	4,500,000
17,990,000		Texas State Department of Housing & Community Affairs, (Series 2005A), Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 3.840%, 5/4/2006	17,990,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004), Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 3.900%, 5/4/2006	13,400,000
3,495,000	[3]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	3,495,000
38,000,000		Texas State, (Series 2005), 4.50% TRANs, 8/31/2006	38,152,886
4,000,000		Waco, TX Industrial Development Corp., (Series 1998), Weekly VRDNs (Chad A. Grief 1998 Irrevocable Trust)/(Amsouth Bank N.A., Birmingham, AL LOC), 4.070%, 5/4/2006	4,000,000
3,850,000		Waxahachie, TX IDA, (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.850%, 5/3/2006	3,850,000
		TOTAL	621,558,886
		Utah--0.1%
4,000,000		West Jordan, UT, (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 3.890%, 5/4/2006	4,000,000
		Vermont--0.3%
5,625,000	[3]	Vermont HFA, (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.950%, 5/3/2006	5,625,000
4,290,000	[3]	Vermont HFA, MERLOTS (Series 2001-A49), 3.40% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	4,290,000
3,550,000	[3]	Vermont HFA, MERLOTS (Series 2001-A91), 3.40% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	3,550,000
		TOTAL	13,465,000
		Virginia--1.3%
33,800,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.48% CP (Virginia Electric & Power Co.), Mandatory Tender 5/18/2006	33,800,000
5,000,000	[3]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 2.98% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/7/2006	5,000,000
10,000,000		Henrico County, VA EDA, (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/ (Citibank NA, New York LOC), 3.840%, 5/3/2006	10,000,000
115,000		Henrico County, VA EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. of Virginia LOC), 3.800%, 5/4/2006	115,000
5,935,000	[3]	Metropolitan Washington, DC Airports Authority, (MT-108), Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.880%, 5/4/2006	5,935,000
1,500,000		Virginia Beach, VA Development Authority, (Series 2004), Weekly VRDNs (LifeNet Corp.)/ (SunTrust Bank LOC), 3.800%, 5/3/2006	1,500,000
6,500,000	[3]	Virginia Port Authority, MERLOTS (Series 1997M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	6,500,000
2,600,000		Winchester, VA IDA, (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	2,600,000
		TOTAL	65,450,000
		Washington--2.7%
6,990,000	[3]	Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	6,990,000
4,300,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-E: Project No. 3), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.820%, 5/3/2006	4,300,000
5,196,000	[3]	Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.860%, 5/4/2006	5,196,000
24,000,000		Issaquah Community Properties, WA, (Series 2001B), Weekly VRDNs (Bank of America N.A. LOC), 3.850%, 5/4/2006	24,000,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 4.100%, 5/4/2006	9,000,000
4,555,000		Port of Pasco, WA Economic Development Corp., (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 3.900%, 5/4/2006	4,555,000
2,495,000	[3]	Port of Seattle, WA, (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.890%, 5/4/2006	2,495,000
8,425,000		Port of Seattle, WA, (Series 2005), Weekly VRDNs (Fortis Bank SA/NV LOC), 3.850%, 5/3/2006	8,425,000
7,610,000	[3]	Port of Seattle, WA, MERLOTS (Series 2001-A53), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	7,610,000
3,950,000	[3]	Port of Seattle, WA, MERLOTS (Series 2002-B4), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	3,950,000
4,450,000	[3]	Port of Seattle, WA, (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.880%, 5/4/2006	4,450,000
4,320,000	[3]	Port of Seattle, WA, (PT-850), 3.13% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/17/2006	4,320,000
2,420,000		Seattle, WA Housing Authority, (Series 2002: New Holly Project Phase III), Weekly VRDNs (Desdemona LP)/(Key Bank, N.A. LOC), 3.860%, 5/4/2006	2,420,000
11,550,000		Seattle, WA Housing Authority, (Series 2003), Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC), 3.860%, 5/4/2006	11,550,000
11,745,000	[3]	Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), 3.40% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	11,745,000
5,500,000		Washington State Economic Development Finance Authority, (Series 2001C), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 3.880%, 5/3/2006	5,500,000
1,000,000		Washington State Economic Development Finance Authority, (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 3.940%, 5/4/2006	1,000,000
5,600,000		Washington State Economic Development Finance Authority, (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.850%, 5/3/2006	5,600,000
5,350,000		Washington State Housing Finance Commission, (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 3.860%, 5/4/2006	5,350,000
4,900,000		Washington State Housing Finance Commission, (Series 2005A: Park Vista), Daily VRDNs (MWSH Port Orchard LLC)/(Bank of America N.A. LOC), 3.950%, 5/1/2006	4,900,000
		TOTAL	133,356,000
		West Virginia--0.9%
1,045,000		Berkeley County, WV County Commission, (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(General Electric Capital Corp. LOC), 3.900%, 5/3/2006	1,045,000
9,000,000		Grant County, WV County Commission, PCRB (Series 1994), 3.32% CP (Virginia Electric & Power Co.), Mandatory Tender 5/11/2006	9,000,000
1,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.50% CP (Virginia Electric & Power Co.), Mandatory Tender 5/18/2006	1,000,000
15,800,000		Marion County, WV County Commission, (Series 1990 A), Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.850%, 5/3/2006	15,800,000
3,300,000		Marion County, WV County Commission, (Series 1990 B), Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.870%, 5/3/2006	3,300,000
15,800,000		West Virginia Public Energy Authority, (1989 Series A), 3.55% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 6/8/2006	15,800,000
		TOTAL	45,945,000
		Wisconsin--2.5%
11,700,000		Appleton, WI Redevelopment Authority, (Series 2001B), Weekly VRDNs (Fox Cities Performing Arts Center)/(JPMorgan Chase Bank, N.A. and Marshall & Ilsley Bank, Milwaukee LOCs), 3.830%, 5/3/2006	11,700,000
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(JPMorgan Chase Bank, N.A. LOC), 4.050%, 5/4/2006	9,500,000
23,000,000		Franklin, WI Community Development Authority, (Series 2002), Weekly VRDNs (Indian Community School of Milwaukee, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.830%, 5/3/2006	23,000,000
800,000		Grand Chute, WI, (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 3.890%, 5/3/2006	800,000
2,075,000		Hartford, WI, (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.960%, 5/4/2006	2,075,000
2,300,000		Milwaukee, WI, (Series 1997), 3.43% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (Guaranteed) LOC), Optional Tender 6/1/2006	2,300,000
1,000,000		New Berlin, WI, (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 3.950%, 5/4/2006	1,000,000
17,435,000		Wisconsin Housing & EDA, (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.860%, 5/3/2006	17,435,000
30,000,000		Wisconsin Housing & EDA, (Series A), Weekly VRDNs (DePfa Bank PLC LIQ), 3.840%, 5/4/2006	30,000,000
5,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2002E), Weekly VRDNs (FHLB of Chicago LIQ), 3.860%, 5/3/2006	5,000,000
3,200,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.860%, 5/3/2006	3,200,000
17,450,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C,) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.860%, 5/3/2006	17,450,000
3,145,000	[3]	Wisconsin Housing & EDA, ROCs (Series 397), Weekly VRDNs (Citibank NA, New York LIQ), 3.880%, 5/4/2006	3,145,000
		TOTAL	126,605,000
		TOTAL MUNICIPAL INVESTMENTS—102.4% (AT AMORTIZED COST)[4]	5,141,724,421
		OTHER ASSETS AND LIABILITIES---NET---(2.4)%	(121,594,080)
		TOTAL NET ASSETS---100%	$5,020,130,341

Securities that are subject to the federal alternative minimum tax (AMT) represent 57.3% of the portfolio as calculated based on total market value.

1

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations NRSROs or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier     Second Tier

97.4%         2.6%

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $1,211,372,430 which represents 24.1% of total net assets.

4	Also represents cost for federal tax purposes.

Note:        The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLB	---Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	---Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

PRIME CASH OBLIGATIONS FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES--2.4%
		Finance - Automotive--1.7%
$30,372,409		Capital One Prime Auto Receivables Trust 2006-1, Class A1, 4.872%, 3/15/2007	$30,372,409
14,560,280	[1]	DaimlerChrysler Auto Trust 2006-A, Class A1, 4.791%, 3/8/2007	14,560,280
34,481,049	[1]	Ford Credit Auto Owner Trust 2006-A, Class A1, 4.724%, 11/15/2006	34,481,049
5,865,862		USAA Auto Owner Trust 2005-3, Class A1, 4.170%, 11/9/2006	5,865,862
10,443,964		USAA Auto Owner Trust 2005-4, Class A1, 4.400%, 12/15/2006	10,443,964
21,007,999		Wachovia Auto Owner Trust 2005-B, Class A1, 4.480%, 12/20/2006	21,007,999
15,691,842		World Omni Automobile Receivables Trust 2006-A, Class A1, 4.854%, 3/15/2007	15,691,842
		TOTAL	132,423,405
		Finance - Equipment--0.7%
39,895,583		CIT Equipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007	39,895,583
8,398,005		CNH Equipment Trust 2005-B, Class A1, 3.908%, 10/6/2006	8,398,005
6,522,514		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	6,522,514
		TOTAL	54,816,102
		TOTAL ASSET-BACKED SECURITIES	187,239,507
		CERTIFICATES OF DEPOSIT--10.9%
		Banking--10.9%
15,000,000		Barclays Bank PLC, 4.752%, 10/17/2006	15,000,170
108,000,000		Calyon, Paris, 3.950% - 5.260%, 7/14/2006 - 4/11/2007	108,000,000
40,000,000		Citibank N.A., New York, 4.645% - 4.805%, 6/6/2006 - 7/10/2006	39,999,555
75,000,000		Citizens Bank N.A., 4.750% - 5.020%, 5/22/2006 - 7/12/2006	75,002,264
330,000,000		Credit Suisse, Zurich, 4.705% - 4.975%, 5/15/2006 - 3/29/2007	330,000,249
65,000,000		DePfa Bank PLC, 4.690% - 5.260%, 7/17/2006 - 4/9/2007	65,000,000
13,000,000		Deutsche Bank AG, 4.450%, 10/13/2006	13,000,000
25,000,000		Dexia Bank, Belgium, 4.305%, 9/29/2006	24,950,120
10,000,000		HBOS Treasury Services PLC, 5.260%, 4/11/2007	10,000,000
20,000,000		Royal Bank of Canada, Montreal, 4.710%, 5/22/2006	20,000,058
80,500,000		Royal Bank of Scotland PLC, Edinburgh, 4.397% - 4.755%, 10/4/2006 - 10/27/2006	80,499,510
20,000,000		Societe Generale, Paris, 4.760%, 10/27/2006	20,000,000
62,000,000		Svenska Handelsbanken, Stockholm, 3.885% - 4.045%, 7/5/2006 - 7/26/2006	62,000,572
		TOTAL CERTIFICATES OF DEPOSIT	863,452,498
		COLLATERALIZED LOAN AGREEMENTS--13.9%
		Banking--4.4%
300,000,000		Fortis Bank SA/NV, 4.925%, 5/1/2006	300,000,000
50,000,000		IXIS Financial Products Inc., 4.975%, 5/1/2006	50,000,000
		TOTAL	350,000,000
		Brokerage--9.5%
351,000,000		Citigroup Global Markets, Inc., 4.925% - 4.975%, 5/1/2006	351,000,000
339,000,000		Goldman Sachs & Co., 4.945% - 4.975%, 5/1/2006	339,000,000
62,000,000		Merrill Lynch & Co., Inc., 5.025%, 5/1/2006	62,000,000
		TOTAL	752,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,102,000,000
		COMMERCIAL PAPER --21.0%[2]
		Banking--7.0%
25,000,000	[1]	Blue Spice LLC, (Deutsche Bank AG SWP), 4.850%, 6/22/2006	24,824,861
35,000,000		Danske Corp., Inc., (Danske Bank A/S GTD), 4.984%, 4/10/2007	33,333,129
90,000,000		DePfa Bank PLC, 4.620% - 4.930%, 5/9/2006 - 7/6/2006	89,507,017
66,750,000	[1]	Fountain Square Commercial Funding Corp., 4.620% - 5.000%, 5/9/2006 - 9/5/2006	65,824,502
30,000,000	[1]	KBC Financial Products International Ltd., (KBC Bank NV GTD), 4.970% - 4.980%, 7/20/2006 - 8/9/2006	29,640,611
50,499,000	[1]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 4.590% - 4.780%, 6/8/2006 - 7/12/2006	50,120,171
117,000,000	[1]	Picaros Funding LLC, (KBC Bank NV GTD), 4.660% - 4.970%, 5/10/2006 - 8/10/2006	116,301,204
145,000,000		Westpac Banking Corp. Ltd., Sydney, 4.610% - 4.765%, 5/8/2006 - 6/8/2006	144,642,690
		TOTAL	554,194,185
		Finance - Automotive--4.1%
25,000,000		DaimlerChrysler Revolving Auto Conduit LLC, A1+/P1 Series, 4.620%, 5/9/2006	24,974,333
125,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 4.780% - 4.920%, 5/10/2006 - 6/5/2006	124,671,208
175,000,000		FCAR Auto Loan Trust, A1/P1 Series, 4.600% - 4.860%, 5/4/2006 - 7/17/2006	174,475,736
		TOTAL	324,121,277
		Finance - Commercial--1.0%
40,000,000		CIT Group, Inc., 4.610%, 5/1/2006	40,000,000
39,617,000	[1]	Three Rivers Funding Corp., 4.780%, 5/1/2006	39,617,000
		TOTAL	79,617,000
		Finance - Retail--2.3%
160,000,000	[1]	Paradigm Funding LLC, 4.730% - 4.900%, 5/5/2006 - 7/6/2006	159,697,336
26,558,000	[1]	Sheffield Receivables Corp., 4.790%, 6/12/2006	26,409,585
		TOTAL	186,106,921
		Finance - Securities--5.0%
40,000,000	[1]	Galaxy Funding Inc., 4.780%, 6/8/2006	39,798,178
145,000,000	[1]	Grampian Funding LLC, 4.560% - 4.860%, 5/16/2006 - 7/21/2006	143,824,771
58,300,000	[1]	K2 (USA) LLC, (K2 Corp. GTD), 4.740%, 6/5/2006	58,031,334
60,000,000	[1]	KLIO II Funding Ltd., 4.880%, 5/18/2006	59,861,733
50,000,000	[1]	Perry Global Funding LLC Series A, 4.780%, 5/3/2006	49,986,722
25,000,000	[1]	Scaldis Capital LLC, 4.650%, 5/15/2006	24,954,792
25,000,000	[1]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 4.525%, 5/17/2006	24,949,722
		TOTAL	401,407,252
		Insurance--1.6%
125,000,000	[1]	Aspen Funding Corp., 4.660% - 4.750%, 5/19/2006 - 6/2/2006	124,527,639
		TOTAL COMMERCIAL PAPER	1,669,974,274
		CORPORATE NOTES--3.8%
		Finance - Commercial--0.1%
10,000,000		CIT Group, Inc., 4.750%, 5/12/2006	9,999,972
		Finance - Securities--3.7%
106,000,000	[1]	K2 (USA) LLC, (K2 Corp. GTD), 4.800% - 5.000%, 12/6/2006 - 3/12/2007	105,996,579
183,500,000	[1]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 4.010% - 5.320%, 7/21/2006 – 4/19/2007	183,500,000
		TOTAL	289,496,579
		TOTAL CORPORATE NOTES	299,496,551
		LOAN PARTICIPATION--0.4%
		Electrical Equipment--0.4%
32,000,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. GTD), 4.930%, 5/19/2006	32,000,000
		NOTES – VARIABLE--42.5%[3]
		Banking--21.0%
4,120,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 5.050%, 5/3/2006	4,120,000
3,995,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 4.950%, 5/4/2006	3,995,000
4,630,000		AW Mobile LLC, (Wachovia Bank N.A. LOC), 5.150%, 5/5/2006	4,630,000
3,686,000		Aaron Oil Co., Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	3,686,000
4,015,000		Acton Realty Investors LLP, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	4,015,000
2,280,000		Alabama State IDA, (Regions Bank, Alabama LOC), 5.050%, 5/4/2006	2,280,000
2,000,000		Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank, N.A., Minnesota LOC), 5.060%, 5/4/2006	2,000,000
1,105,000		Alder Creek Properties LLC, (Key Bank, N.A. LOC), 4.950%, 5/4/2006	1,105,000
3,065,000		American Custom Yachts, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	3,065,000
8,200,000		American Health Centers, Inc., Series 2004, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	8,200,000
7,960,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 5.020%, 5/4/2006	7,960,000
3,375,000		B & H Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	3,375,000
2,865,000		BMW Investments, Inc., (Wachovia Bank N.A. LOC), 5.100%, 5/5/2006	2,865,000
9,495,000		Badger Mining Corp., (U.S. Bank, N.A. LOC), 4.930%, 5/3/2006	9,495,000
3,933,000		Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	3,933,000
25,000,000	[1]	Bank of New York Co., Inc., 5.029%, 5/30/2006	25,000,000
49,000,000		Barclays Bank PLC, 4.773% - 4.934%, 5/5/2006 – 5/30/2006	48,994,210
8,835,000		Barton Healthcare LLC, (JPMorgan Chase Bank, N.A. LOC), 4.880%, 5/3/2006	8,835,000
24,995,000		Battle Creek, MI Downtown Development Authority, Series 2004, (INS AMBAC), 4.930%, 5/3/2006	24,995,000
7,690,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 5.020%, 5/4/2006	7,690,000
905,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.040%, 5/4/2006	905,000
1,870,000		Birmingham Fastener and Supply, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	1,870,000
955,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.000%, 5/5/2006	955,000
3,125,000		Boyd-Plott LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	3,125,000
5,180,000		Briarwood LP, (Series 1999), (JPMorgan Chase Bank, N.A. LOC), 5.050%, 5/4/2006	5,180,000
5,890,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 5.150%, 5/4/2006	5,890,000
705,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.010%, 5/4/2006	705,000
6,310,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 5.090%, 5/1/2006	6,310,000
2,305,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 5.100%, 5/4/2006	2,305,000
41,868,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 4.900%, 5/4/2006	41,868,000
260,000		Capital One Funding Corp., (Series 1993-A), (JPMorgan Chase Bank, N.A. LOC), 4.900%, 5/4/2006	260,000
1,663,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 4.900%, 5/4/2006	1,663,000
1,980,000		Charles River LLC, (Harris, N.A. LOC), 5.110%, 5/4/2006	1,980,000
9,300,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 4.900%, 5/3/2006	9,300,000
3,350,000		Cleveland Country Club, Inc., Series 2001, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	3,350,000
4,100,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 4.900%, 5/3/2006	4,100,000
6,600,000		Coilplus-Alabama, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	6,600,000
14,490,000		Cook County, IL, Series 2002 A, 5.020%, 5/3/2006	14,490,000
27,120,000		Covington, KY Industrial Building Revenue Bond, Series 2005-A, (Wachovia Bank N.A. LOC), 5.020%, 5/4/2006	27,120,000
50,000,000		Credit Suisse, Zurich, 4.930%, 6/29/2006	50,000,000
4,550,000		DBH Properties LLC, Series 2004, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	4,550,000
5,570,000		DLR Investments, Inc., Series 2005, (U.S. Bank, N.A. LOC), 5.070%, 5/4/2006	5,570,000
170,000,000	[1]	DePfa Bank PLC, 4.920%, 6/15/2006	170,000,000
4,020,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 5.000%, 5/4/2006	4,020,000
1,855,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 4.930%, 5/3/2006	1,855,000
4,855,000		Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 4.950%, 5/4/2006	4,855,000
875,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.000%, 5/4/2006	875,000
2,800,000		Equity Development Corp., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 5.103%, 5/4/2006	2,800,000
7,000,000		Erwin Marine Sales, Inc., Series 2000, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	7,000,000
4,000,000		Excel Mining Systems, Inc., Series 2001, (Australia & New Zealand Banking Group, Melbourne LOC), 5.150%, 5/4/2006	4,000,000
476,000		First Baptist Church of West Monroe, LA, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	476,000
2,000,000		Frank Nelson Building of Birmingham LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	2,000,000
785,000		Fredericksburg, VA IDA, (SunTrust Bank LOC), 4.980%, 5/3/2006	785,000
5,645,000		Freeport, IL, (U.S. Bank, N.A. LOC), 5.126%, 5/4/2006	5,645,000
2,035,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 4.950%, 5/4/2006	2,035,000
2,100,000		Galliano Marine Service, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.010%, 5/4/2006	2,100,000
4,100,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 4.930%, 5/3/2006	4,100,000
21,500,000		Greenwich Capital Holdings, Inc., (Greenwich Capital Holdings, Inc. GTD), 4.809%, 5/9/2006	21,500,000
15,000,000	[1]	Greenwich Capital Holdings, Inc., (Royal Bank of Scotland PLC, Edinburgh GTD), 4.889%, 5/22/2006	15,000,000
79,000,000		Greenwich Capital Holdings, Inc., (Royal Bank of Scotland PLC, Edinburgh GTD), 4.840%, 5/15/2006	79,000,000
3,895,000		Grigsby Properties LLC, Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	3,895,000
1,485,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 5.200%, 5/4/2006	1,485,000
2,170,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 5.200%, 5/4/2006	2,170,000
153,000,000	[1]	HBOS Treasury Services PLC, 4.819% - 4.840%, 5/9/2006 – 5/22/2006	153,000,000
178,000,000		HBOS Treasury Services PLC, 4.876% - 5.000%, 5/1/2006 – 7/24/2006	178,000,000
5,000,000		Hamilton Station Park and Ride, Series 2005, (Wachovia Bank N.A. LOC), 4.950%, 5/4/2006	5,000,000
8,055,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 5.100%, 5/5/2006	8,055,000
8,400,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 5.020%, 5/4/2006	8,400,000
4,440,000		Hugh W. Underwood /Underwood Properties, (Regions Bank, Alabama LOC), 5.030%, 5/4/2006	4,440,000
5,335,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 5.030%, 5/4/2006	5,335,000
3,085,000		IPC Industries, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.010%, 5/4/2006	3,085,000
2,100,000		IT Spring Wire LLC, Series 1997, (Fifth Third Bank, Cincinnati LOC), 4.980%, 5/4/2006	2,100,000
6,750,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 5.020%, 5/4/2006	6,750,000
15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 4.900%, 5/4/2006	15,000,000
3,715,000		Jemmack Funding Group LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 5.020%, 5/4/2006	3,715,000
9,180,000		Jet-Pep, Inc., Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	9,180,000
3,865,000		Kansas Development Finance Authority, DLR Deer Creek Project, (FHLB of Topeka LOC), 5.050%, 5/4/2006	3,865,000
2,200,000		Kentucky Derby Hosiery Co., Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	2,200,000
1,010,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A., Minnesota LOC), 4.920%, 5/3/2006	1,010,000
2,700,000		LCO Ventures LLC, (Bank of America N.A. LOC), 4.930%, 5/3/2006	2,700,000
2,690,000		Life Church Birmingham, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	2,690,000
5,000,000	[1]	Los Angeles, CA, MERLOT Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 4.950%, 5/3/2006	5,000,000
2,425,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 5.050%, 5/5/2006	2,425,000
1,865,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.050%, 5/5/2006	1,865,000
7,900,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 5.100%, 5/4/2006	7,900,000
925,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 5.010%, 5/4/2006	925,000
2,800,000		Mike Patton Real Estate II LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.103%, 5/4/2006	2,800,000
3,300,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 4.930%, 5/3/2006	3,300,000
1,760,000		Mississippi Business Finance Corp., (JPMorgan Chase Bank, N.A. LOC), 5.010%, 5/4/2006	1,760,000
1,275,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	1,275,000
2,835,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 5.010%, 5/4/2006	2,835,000
2,120,000		New Berlin, WI, Sunraider LLC Series 1997B, (JPMorgan Chase Bank, N.A. LOC), 4.940%, 5/4/2006	2,120,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 5.050%, 5/3/2006	2,565,000
4,530,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.000%, 5/4/2006	4,530,000
14,000,000		Ogden City Redevelopment Agency, Series 2005 C-1, (Bank of New York Co., Inc. LOC), 5.120%, 5/4/2006	14,000,000
2,490,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 4.950%, 5/4/2006	2,490,000
3,885,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 5.050%, 5/4/2006	3,885,000
2,200,000		Parker Towing Co., Inc., Series 2001, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	2,200,000
6,440,000		R & J Investment Co., (JPMorgan Chase Bank, N.A. LOC), 5.100%, 5/4/2006	6,440,000
7,480,000		Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 5.030%, 5/4/2006	7,480,000
55,000,000		Royal Bank of Canada, Montreal, 4.879%, 5/10/2006	55,000,000
859,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 4.990%, 5/4/2006	859,000
3,110,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 4.900%, 5/3/2006	3,110,000
2,805,000		Sherman-Dixie Concrete Industries, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	2,805,000
5,140,000		Sioux-Preme Packing Co., (U.S. Bank, N.A. LOC), 4.930%, 5/3/2006	5,140,000
4,960,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (JPMorgan Chase Bank, N.A. LOC), 5.000%, 5/4/2006	4,960,000
4,330,000		Springhill Medical Comples, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.010%, 5/4/2006	4,330,000
7,190,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 5.050%, 5/4/2006	7,190,000
60,000,000		Svenska Handelsbanken, Stockholm, 4.863%, 5/22/2006	59,995,364
2,375,000		TIL Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	2,375,000
2,140,000		TTL Realty LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	2,140,000
1,740,000		Tarrant Hydraulics Services LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	1,740,000
30,000,000	[1]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (Wachovia Corp. GTD), 4.950%, 6/28/2006	30,000,000
3,055,000		University Church of Christ, (Wachovia Bank N.A. LOC), 5.050%, 5/5/2006	3,055,000
2,595,000		University Ltd. Properties LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	2,595,000
2,055,000		VLF LLC, The Village of Lovejoy, Fountain Project, (Key Bank, N.A. LOC), 4.950%, 5/4/2006	2,055,000
560,000		Vista Grande Villa, (LaSalle Bank, N.A. LOC), 4.930%, 5/4/2006	560,000
3,510,000		Watson's St. Louis Property LLC, Series 2001, (U.S. Bank, N.A. LOC), 5.020%, 5/4/2006	3,510,000
4,315,000		Weaver Rentals LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	4,315,000
6,400,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 5.030%, 5/4/2006	6,400,000
85,000,000		Wells Fargo & Co., 4.876%, 5/2/2006	85,000,000
15,000,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (JPMorgan Chase Bank, N.A. LOC), 4.870%, 5/4/2006	15,000,000
108,000,000	[1]	Westpac Banking Corp. Ltd., Sydney, 4.871%, 5/16/2006	108,000,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 4.930%, 7/11/2006	50,000,000
1,165,000		White's Ferry Road Church of Christ, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	1,165,000
4,190,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 5.070%, 5/4/2006	4,190,000
		TOTAL	1,669,739,574
		Brokerage--7.2%
40,000,000	[1]	Goldman Sachs Group, Inc., 4.950%, 5/15/2006	40,001,923
35,000,000		Goldman Sachs Group, Inc., 4.810% - 4.866%, 5/1/2006 - 5/8/2006	35,001,736
40,000,000		Merrill Lynch & Co., Inc., 4.889%, 5/4/2006	40,000,000
165,000,000	[1]	Merrill Lynch & Co., Inc., 5.052%, 5/11/2006	165,000,000
297,000,000		Morgan Stanley, 4.846% - 5.059%, 5/1/2006 - 5/30/2006	297,001,869
		TOTAL	577,005,528
		Finance - Commercial--3.9%
6,600,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 4.960%, 5/4/2006	6,600,000
50,000,000	[1]	Fairway Finance Co. LLC, 4.939%, 5/30/2006	49,999,236
50,000,000		General Electric Capital Corp., 4.783%, 5/1/2006	50,000,000
193,500,000	[1]	General Electric Capital Corp., 5.001%, 5/17/2006	193,500,000
7,750,000		Oberthur Gaming Technologies Corp., Series 2002-A, (General Electric Capital Corp. LOC), 4.960%, 5/3/2006	7,750,000
		TOTAL	307,849,236
		Finance - Retail--2.9%
85,000,000	[1]	Compass Securitization LLC, 4.793% - 4.815%, 5/8/2006 – 5/12/2006	84,998,903
144,000,000	[1]	Paradigm Funding LLC, 4.800% - 4.919%, 5/8/2006 - 5/25/2006	144,000,000
		TOTAL	228,998,903
		Finance - Securities--2.7%
15,500,000	[1]	Beta Finance, Inc., 4.770%, 5/22/2006	15,502,021
25,000,000	[1]	K2 (USA) LLC, (K2 Corp. GTD), 4.804%, 5/10/2006	24,998,233
175,000,000	[1]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 4.730% - 5.080%, 5/1/2006 -7/20/2006	174,995,923
		TOTAL	215,496,177
		Government Agency--0.1%
3,860,000		Community Hearth and Home Ltd., Series 2002, (FHLB of Cincinnati LOC), 5.100%, 5/4/2006	3,860,000
935,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 4.900%, 5/4/2006	935,000
		TOTAL	4,795,000
		Insurance--4.7%
25,000,000		Genworth Life Insurance Co., 4.910%, 6/1/2006	25,000,000
25,000,000		Hartford Life Insurance Co., 4.850% - 4.990%, 5/1/2006 – 6/1/2006	25,000,000
25,000,000		Jackson National Life Insurance Co., 4.926%, 5/1/2006	25,000,000
50,000,000	[1]	MBIA Global Funding LLC, 4.840%, 5/15/2006	50,000,000
45,000,000		Metropolitan Life Insurance Co., 4.820% - 5.130%, 5/1/2006 – 7/3/2006	45,000,000
54,000,000		Monumental Life Insurance Co., 4.940% - 5.030%, 5/1/2006 – 5/30/2006	54,000,000
70,000,000		New York Life Insurance Co., 4.920%, 5/1/2006	70,000,000
12,000,000	[1]	Pacific Life Global Funding, 4.849%, 5/4/2006	12,000,179
25,000,000		Transamerica Occidental Life Insurance Co., 5.130%, 5/1/2006	25,000,000
45,000,000		Travelers Insurance Co., 4.860% - 5.065%, 5/22/2006 - 6/28/2006	45,000,000
		TOTAL	376,000,179
		TOTAL NOTES - VARIABLE	3,379,884,597
		TIME DEPOSIT--3.6%
		Banking--3.6%
290,000,000		Svenska Handelsbanken, Stockholm, 4.875%, 5/1/2006	290,000,000
		MUTUAL FUNDS--0.7%
		Asset Management--0.7%
25,000,000		Columbia Money Market Reserves	25,000,000
30,088,937		DWS Money Market Trust	30,088,937
		TOTAL MUTUAL FUNDS	55,088,937
		REPURCHASE AGREEMENT--0.8%
62,917,000		Interest in $3,400,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	62,917,000
		TOTAL INVESTMENTS -- 100.0% (AT AMORTIZED COST)[4]	7,942,053,364
		OTHER ASSETS AND LIABILITIES – NET – 0.0%	3,694,555
		TOTAL NET ASSETS – 100%	$7,945,747,919

1

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $2,837,904,487 which represents 35.7% of total net assets.

2	These issues show the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Floating rate note with current rate and next reset date shown.
4	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.  Investments in other open-end regulated investment companies are valued at net asset value.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTs	--Municipal Exempt Receipts-Liquidity Option Tender Series
SWP	--Swap Agreement

PRIME MANAGEMENT OBLIGATIONS FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.8%
		Finance - Automotive--1.0%
$5,888,865	[1]	Capital Auto Receivables Asset Trust 2006-1, Class A1, 4.642%, 2/15/2007	$5,888,865
14,560,280	[1]	DaimlerChrysler Auto Trust 2006-A, Class A1, 4.791%, 3/8/2007	14,560,280
9,359,142	[1]	Ford Credit Auto Owner Trust 2006-A, Class A1, 4.724%, 11/15/2006	9,359,142
5,492,145		World Omni Automobile Receivables Trust 2006-A, Class A1, 4.854%, 3/15/2007	5,492,145
		TOTAL	35,300,432
		Finance - Equipment--0.8%
9,574,940		CIT Equipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007	9,574,940
5,038,803		CNH Equipment Trust 2005-B, Class A1, 3.908%, 10/6/2006	5,038,803
13,976,815		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	13,976,815
		TOTAL	28,590,558
		TOTAL ASSET-BACKED SECURITIES	63,890,990
		CERTIFICATES OF DEPOSIT--9.6%
		Banking--9.6%
15,000,000		Barclays Bank PLC, 4.752%, 10/17/2006	15,000,170
58,000,000		Calyon, Paris, 3.950% - 5.310%, 7/14/2006 - 4/19/2007	58,000,000
15,000,000		Citibank NA, New York, 4.805%, 6/6/2006	15,000,000
33,000,000		Credit Suisse, Zurich, 4.775% - 5.200%, 10/27/2006 - 3/29/2007	33,000,000
31,000,000		DePfa Bank PLC, 4.690% - 5.260%, 7/17/2006 - 4/9/2007	31,000,000
20,000,000		Deutsche Bank AG, 4.500%, 10/13/2006	20,000,000
10,000,000		Dexia Bank, Belgium, 4.305%, 9/29/2006	9,980,048
22,000,000		HSBC Bank USA, 3.995%, 7/18/2006	22,000,000
21,500,000		Royal Bank of Scotland PLC, Edinburgh, 4.397% - 4.755%, 10/4/2006 - 10/27/2006	21,499,897
10,000,000		Societe Generale, Paris, 4.785%, 10/27/2006	10,000,240
23,500,000		Svenska Handelsbanken, Stockholm, 3.885% - 4.045%, 7/5/2006 - 7/26/2006	23,500,257
50,000,000		Washington Mutual Bank, 4.790% - 4.800%, 5/8/2006 - 5/9/2006	50,000,000
8,000,000		Wells Fargo Bank, N.A., 4.840%, 1/30/2007	7,998,839
15,000,000		Wilmington Trust Co., 4.815%, 6/1/2006	14,999,792
		TOTAL CERTIFICATES OF DEPOSIT	331,979,243
		COLLATERALIZED LOAN AGREEMENTS--26.0%
		Banking--11.9%
120,000,000		Credit Suisse First Boston LLC, 4.975% - 4.995%, 5/1/2006	120,000,000
108,000,000		Deutsche Bank Securities, Inc., 5.005%, 5/1/2006	108,000,000
75,000,000		Greenwich Capital Markets, Inc., 5.000%, 5/1/2006	75,000,000
20,000,000		IXIS Financial Products Inc., 4.975%, 5/1/2006	20,000,000
40,000,000		J.P. Morgan Securities, Inc., 4.985%, 5/1/2006	40,000,000
50,000,000		WestLB AG, 4.975%, 5/1/2006	50,000,000
		TOTAL	413,000,000
		Brokerage--14.1%
72,000,000		Bear Stearns & Co., Inc., 4.995%, 5/1/2006	72,000,000
115,000,000		Citigroup Global Markets, Inc., 4.975%, 5/1/2006	115,000,000
147,900,000		Goldman Sachs & Co., 4.945% - 4.975%, 5/1/2006	147,900,000
10,000,000		Lehman Brothers, Inc., 5.025%, 5/1/2006	10,000,000
50,000,000		Merrill Lynch & Co., Inc., 5.025%, 5/1/2006	50,000,000
75,000,000		Merrill Lynch, Pierce, Fenner and Smith, 4.850% - 4.950%, 5/1/2006	75,000,000
20,000,000		Morgan Stanley & Co., Inc., 4.975%, 5/1/2006	20,000,000
		TOTAL	489,900,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	902,900,000
		COMMERCIAL PAPER—11.9%[2]
		Banking--5.6%
15,000,000	[1]	Blue Spice LLC, (Deutsche Bank AG SWP), 4.850%, 6/22/2006	14,894,917
20,000,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 4.984%, 4/10/2007	19,047,502
76,000,000	[1]	Fountain Square Commercial Funding Corp., 4.610% - 4.710%, 5/8/2006 - 5/26/2006	75,832,148
35,000,000	[1]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 4.570% - 4.970%, 7/12/2006 - 8/9/2006	34,574,212
18,000,000	[1]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 4.780%, 6/8/2006	17,909,180
12,000,000	[1]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 4.970%, 8/10/2006	11,832,677
20,000,000		Westpac Banking Corp. Ltd., Sydney, 4.871%, 6/8/2006	19,899,406
		TOTAL	193,990,042
		Finance - Automotive--1.9%
62,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 4.750% - 4.920%, 6/2/2006 - 7/5/2006	61,613,953
5,000,000		FCAR Auto Loan Trust, A1/P1 Series, 4.860%, 6/26/2006	4,962,200
		TOTAL	66,576,153
		Finance - Commercial--0.3%
10,000,000		CIT Group, Inc., 5.000% - 5.040%, 8/9/2006 - 10/3/2006	9,837,678
		Finance - Retail--2.6%
2,000,000	[1]	Chariot Funding LLC, 4.980%, 7/17/2006	1,978,697
15,000,000		Countrywide Financial Corp., 4.980%, 6/23/2006	14,890,025
75,000,000	[1]	Paradigm Funding LLC, 4.730%, 5/15/2006	74,862,042
		TOTAL	91,730,764
		Finance - Securities--0.7%
11,000,000	[1]	Galaxy Funding Inc., 4.720%, 5/31/2006	10,956,733
10,000,000	[1]	Grampian Funding LLC, 4.900%, 9/22/2006	9,804,000
3,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.780%, 6/8/2006	2,984,863
		TOTAL	23,745,596
		Insurance--0.8%
29,000,000	[1]	Aspen Funding Corp., 4.850%, 6/26/2006	28,781,211
		TOTAL COMMERCIAL PAPER	414,661,444
		CORPORATE BOND--0.1%
		Brokerage--0.1%
2,725,000		Bear Stearns & Co., Inc., 6.500%, 5/1/2006	2,725,000
		CORPORATE NOTES--2.4%
		Finance - Securities--2.4%
26,000,000	[1]	Beta Finance, Inc., 4.160%, 3/15/2007	26,000,000
14,050,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 5.000%, 3/12/2007	14,050,000
42,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.150% - 5.320%, 8/8/2006 -4/30/2007	42,000,000
		TOTAL CORPORATE NOTES	82,050,000
		LOAN PARTICIPATION--1.0%
		Finance - Retail--1.0%
34,350,000		Countrywide Home Loans, Inc., 4.830% - 4.940%, 5/5/2006 - 5/19/2006	34,350,000
		NOTES - VARIABLE—38.8%[3]
		Banking--23.6%
2,900,000		AlaTrade Foods LLC, Series 4, (Amsouth Bank N.A., Birmingham, AL LOC), 5.102%, 5/4/2006	2,900,000
976,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 4.990%, 5/4/2006	976,000
35,000,000	[1]	Australia & New Zealand Banking Group, Melbourne, 4.930%, 5/23/2006	35,000,000
1,920,000		BD Toy LLC, Series 2003, (Compass Bank, Birmingham LOC), 5.040%, 5/4/2006	1,920,000
62,000,000	[1]	BNP Paribas SA, 4.890% - 4.940%, 5/19/2006 - 5/26/2006	62,000,000
632,000		Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	632,000
6,450,000		Baldwin County Sewer Service LLC, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC), 5.102%, 5/4/2006	6,450,000
97,000,000		Barclays Bank PLC, 4.772% - 4.934%, 5/5/2006 - 5/30/2006	96,997,481
1,950,000		Battle Creek, MI Downtown Development Authority, Series 2004, (INS by AMBAC Financial Group, Inc.), 4.930%, 5/3/2006	1,950,000
6,235,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.040%, 5/4/2006	6,235,000
955,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.000%, 5/5/2006	955,000
6,000,000		CV 40-Stone Oak Ltd., Series 2005, (Compass Bank, Birmingham LOC), 5.040%, 5/4/2006	6,000,000
45,000,000	[1]	Commonwealth Bank of Australia, Sydney, 4.920%, 5/24/2006	45,000,000
18,000,000		Credit Suisse, Zurich, 4.930% - 5.038%, 6/29/2006 - 7/17/2006	18,000,000
2,425,000		Dale G. Mithum, M.D. FACS, Series 2003, (Compass Bank, Birmingham LOC), 5.040%, 5/4/2006	2,425,000
1,500,000		DeKalb County, GA Housing Authority, Series 2004-T Highlands, (Bank of America N.A. LOC), 5.180%, 5/4/2006	1,500,000
4,000,000	[1]	DePfa Bank PLC, 4.920%, 6/15/2006	3,999,980
10,000,000		Development Authority of Gordon County, GA, Series 2005, Faus Group Inc., (RBC Centura Bank LOC), 4.930%, 5/4/2006	10,000,000
490,000		Drury Inns, Inc., (First Commercial Bank, Birmingham, AL LOC), 5.010%, 5/4/2006	490,000
8,285,000		Fiore Capital LLC, Series 2005-A, (Marshall & Ilsley Bank, Milwaukee LOC), 5.000%, 5/4/2006	8,285,000
5,000,000		First Family Church, Series 2005, (Regions Bank, Alabama LOC), 4.920%, 5/4/2006	5,000,000
905,000		Franklin County, PA IDA, Series 2001B Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.100%, 5/5/2006	905,000
30,400,000		Greenwich Capital Holdings, Inc., (Greenwich Capital Holdings, Inc. LOC), 4.960%, 5/30/2006	30,400,000
5,000,000		Greenwich Capital Holdings, Inc., (GTD by Greenwich Capital Holdings, Inc.), 4.808%, 5/9/2006	5,000,000
1,230,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 5.225%, 5/4/2006	1,230,000
3,000,000		HBOS Treasury Services PLC, 5.000%, 6/26/2006	3,000,836
18,000,000	[1]	HBOS Treasury Services PLC, 5.045%, 6/9/2006	18,000,000
9,555,000		HP Huntsville LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	9,555,000
5,120,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.130%, 5/4/2006	5,120,000
5,915,000		Headquarters Partnership Ltd., Series 2001, (National Australia Bank Ltd., Melbourne LOC), 5.010%, 5/4/2006	5,915,000
12,000,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 5.080%, 5/4/2006	12,000,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 4.900%, 5/4/2006	20,000,000
9,650,000		Lake Mary Bay LP, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC), 5.102%, 5/4/2006	9,650,000
1,665,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 5.000%, 5/5/2006	1,665,000
5,450,000		MOBR-04 LLC, Series 2004, (Compass Bank, Birmingham LOC), 5.040%, 5/4/2006	5,450,000
4,435,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, Series 2005, (Wachovia Bank N.A. LOC), 4.950%, 5/4/2006	4,435,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Amsouth Bank N.A., Birmingham, AL LOC), 5.102%, 5/4/2006	3,000,000
250,000		McCullough Oil Bond Issue LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	250,000
136,000,000	[1]	National Australia Bank Ltd., Melbourne, 5.039%, 6/7/2006	136,000,000
10,500,000		Nautical Transport LLC, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC), 5.102%, 5/4/2006	10,500,000
4,615,000		Ohmart/Vega Corp., Series 2003, (U.S. Bank, N.A. LOC), 5.020%, 5/4/2006	4,615,000
3,000,000		Overland Park Professional Center LLC, Series 2004, (Comerica Bank LOC), 5.090%, 5/4/2006	3,000,000
3,420,000		Pizitz Properties LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	3,420,000
4,000,000		Prevea Clinic, Inc., Series 2004-A, (Wells Fargo Bank, N.A. LOC), 4.950%, 5/4/2006	4,000,000
3,500,000		Pro-Cell LLC, Series 2004, (Compass Bank, Birmingham LOC), 5.040%, 5/4/2006	3,500,000
5,975,000		Provena Foods, Inc., (Wells Fargo Bank, N.A. LOC), 4.990%, 5/4/2006	5,975,000
2,920,000		R. M. Greene, Inc., Series 2000, (Columbus Bank and Trust Co., GA LOC), 5.010%, 5/4/2006	2,920,000
5,450,000		Roman Catholic Bishop of San Jose, CA, Series 2005, (Allied Irish Banks PLC LOC), 5.000%, 5/4/2006	5,450,000
45,000,000	[1]	Royal Bank of Canada, Montreal, 4.992%, 6/1/2006	45,000,000
5,000,000		Royal Bank of Canada, Montreal, 5.065%, 7/12/2006	5,001,332
10,000,000		Salvation Army, Series 2004-A, (Bank of New York LOC), 5.050%, 5/4/2006	10,000,000
460,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 4.990%, 5/4/2006	460,000
20,000,000	[1]	Societe Generale, Paris, 4.992%, 6/2/2006	20,000,000
1,000,000		Spiller LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	1,000,000
65,000,000		Svenska Handelsbanken, Stockholm, 4.765% - 4.862%, 5/3/2006 - 5/22/2006	64,994,687
715,000		Triple O LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.275%, 5/4/2006	715,000
910,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 5.040%, 5/4/2006	910,000
36,000,000	[1]	Westpac Banking Corp. Ltd., Sydney, 5.050%, 6/16/2006	36,000,000
3,090,000		William Morris Realty Huntsville LLC, Series 2004, (Compass Bank, Birmingham LOC), 5.040%, 5/4/2006	3,090,000
		TOTAL	818,842,316
		Brokerage--5.2%
20,000,000	[1]	Goldman Sachs Group, Inc., 4.951%, 5/15/2006	20,000,961
6,000,000		Goldman Sachs Group, Inc., 5.060%, 6/30/2006	6,006,144
5,000,000		Merrill Lynch & Co., Inc., 5.060%, 6/15/2006	5,000,000
150,000,000		Morgan Stanley, 4.845% - 5.060%, 5/24/2006-6/5/2006	150,001,365
		TOTAL	181,008,470
		Finance - Retail--2.5%
25,000,000	[1]	Compass Securitization LLC, 4.803% - 4.815%, 5/10/2006 - 5/12/2006	24,999,750
43,000,000	[1]	Paradigm Funding LLC, 4.800% - 4.919%, 5/10/2006 – 5/15/2006	43,000,000
20,000,000	[1]	SLM Corp., 5.080%, 6/12/2006	20,000,000
		TOTAL	87,999,750
		Finance - Securities--3.2%
41,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 4.810%, 5/1/2006	41,000,673
70,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.790% - 5.170%, 5/1/2006 - 7/25/2006	70,004,776
		TOTAL	111,005,449
		Insurance--4.3%
10,000,000		Genworth Life Insurance Co., 4.810%, 5/9/2006	10,000,000
10,000,000		Hartford Life Global Funding Trust, 5.060%, 6/15/2006	10,000,000
10,000,000		Hartford Life Insurance Co., 4.990%, 6/1/2006	10,000,000
15,000,000		Jackson National Life Insurance Co., 4.925%, 5/1/2006	15,000,000
20,000,000	[1]	MBIA Global Funding LLC, 4.840%, 5/15/2006	20,000,000
20,000,000		Metropolitan Life Insurance Co., 5.270%, 8/1/2006	20,000,000
50,000,000		New York Life Insurance Co., 4.920%, 6/1/2006	50,000,000
15,000,000		Travelers Insurance Co., 4.912% - 5.065%, 6/2/2006 - 6/28/2006	15,000,000
		TOTAL	150,000,000
		Pharmaceuticals and Health Care--0.0%
500,000	[1]	Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.), 4.992%, 6/1/2006	500,024
		TOTAL NOTES - VARIABLE	1,349,356,009
		TIME DEPOSIT--2.9%
		Banking--2.9%
100,000,000		Societe Generale, Paris, 4.813%, 5/1/2006	100,000,000
		REPURCHASE AGREEMENTS--5.2%
140,883,000		Interest in $3,400,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturity on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	140,883,000
20,000,000		Interest in $125,000,000 joint repurchase agreement 4.55%, dated 4/28/2006 under which J.P. Morgan Securities Inc. will repurchase U.S. Government Agency securities with various maturities to 1/15/2021 for $125,047,396 on 5/1/2006. The market value of the underlying securities at the end of the period was $127,504,165.	20,000,000
20,000,000		Interest in $100,000,000 joint repurchase agreement 4.65%, dated 4/28/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $100,038,750 on 5/1/2006. The market value of the underlying securities at the end of the period was $102,004,439.	20,000,000
		TOTAL REPURCHASE AGREEMENTS	180,883,000
		TOTAL INVESTMENTS – 99.7% (AT AMORTIZED COST)[4]	3,462,795,686
		OTHER ASSETS AND LIABILITIES – NET – 0.3%	9,829,783
		TOTAL NET ASSETS – 100%	$3,472,625,469

1

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund’s Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At April 30, 2006, these securities amounted to $1,036,775,131 which represents 29.9% of total net assets.

2	Discount rate at the time of purchase, or the coupon for interest bearing issues.
3	Floating rate note with current rate and next reset date shown.
4	Also represents cost for federal tax purposes.

Note:

The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
INS	--Insured
LOC	--Letter of Credit
SWP	--Swap Agreement

PRIME OBLIGATIONS FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES--1.9%
		Finance - Automotive--1.4%
$43,389,156		Capital One Prime Auto Receivables Trust 2006-1, Class A1, 4.872%, 3/15/2007	$43,389,156
42,224,812	[1]	DaimlerChrysler Auto Trust 2006-A, Class A1, 4.791%, 3/8/2007	42,224,812
45,810,537	[1]	Ford Credit Auto Owner Trust 2006-A, Class A1, 4.724%, 11/15/2006	45,810,537
29,789,448		Honda Auto Receivables Owner Trust 2005-6, Class A-1, 4.511%, 12/18/2006	29,789,448
9,881,616		Hyundai Auto Receivables Trust 2006-A, Class A1, 4.838%, 3/15/2007	9,881,616
10,537,082		Nissan Auto Lease Trust 2005-A, Class A1, 4.271%, 11/15/2006	10,537,082
12,011,050		USAA Auto Owner Trust 2005-3, Class A1, 4.170%, 11/9/2006	12,011,050
17,963,618		USAA Auto Owner Trust 2005-4, Class A1, 4.400%, 12/15/2006	17,963,618
28,647,271		Wachovia Auto Owner Trust 2005-B, Class A1, 4.480%, 12/20/2006	28,647,271
31,383,684		World Omni Automobile Receivables Trust 2006-A, Class A1, 4.854%, 3/15/2007	31,383,684
		TOTAL	271,638,274
		Finance - Equipment--0.5%
24,735,262		CIT Equipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007	24,735,261
14,956,847		CNH Equipment Trust 2005-B, Class A1, 3.908%, 10/6/2006	14,945,040
51,248,323		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	51,248,323
13,468,176		GE Equipment Small Ticket LLC Series 2005-2, Class A1, 4.556%, 12/22/2006	13,468,176
4,856,107	[1]	Great America Leasing Receivables 2005-1, Class A1, 4.310%, 10/20/2006	4,856,107
		TOTAL	109,252,907
		TOTAL ASSET-BACKED SECURITIES	380,891,181
		CERTIFICATES OF DEPOSIT—13.0%
		Banking—13.0%
35,000,000		Barclays Bank PLC, 4.752%, 10/17/2006	35,000,396
295,000,000		Calyon, Paris, 3.950% - 5.355%, 7/14/2006 - 4/30/2007	295,002,397
68,000,000		Citibank N.A., New York, 4.645% - 4.805%, 6/6/2006 - 7/10/2006	67,999,111
410,000,000		Citizens Bank N.A., 4.750% - 5.020%, 5/22/2006 - 7/12/2006	410,011,948
694,000,000		Credit Suisse, Zurich, 4.705% - 5.205%, 5/5/2006 - 3/29/2007	694,000,566
49,200,000		DePfa Bank PLC, 5.260%, 4/9/2007	49,200,000
250,000,000		Deutsche Bank AG, 4.500% - 4.765%, 10/13/2006 - 10/27/2006	250,000,000
40,000,000		Dexia Bank, Belgium, 4.305%, 9/29/2006	39,920,192
19,250,000		HBOS Treasury Services PLC, 5.260%, 4/11/2007	19,250,000
35,000,000		Royal Bank of Canada, Montreal, 4.710%, 5/22/2006	35,000,101
289,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.397% - 4.850%, 10/4/2006 - 1/30/2007	288,998,360
95,000,000		Societe Generale, Paris, 4.760% - 4.785%, 10/27/2006	95,001,799
43,000,000		Svenska Handelsbanken, Stockholm, 4.045%, 7/26/2006	43,000,493
238,000,000		Toronto Dominion Bank, 3.890% - 5.295%, 7/5/2006 - 4/13/2007	238,000,000
50,000,000		UBS AG, 4.795%, 5/10/2006	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,610,385,363
		COLLATERALIZED LOAN AGREEMENTS--14.4%
		Banking--4.7%
567,424,000		Fortis Bank SA/NV, 4.925%, 5/1/2006	567,424,000
380,000,000		IXIS Financial Products Inc., 4.975%, 5/1/2006	380,000,000
		TOTAL	947,424,000
		Brokerage--9.7%
865,000,000		Citigroup Global Markets, Inc., 4.925% - 4.975%, 5/1/2006	865,000,000
752,500,000		Goldman Sachs & Co., 4.945% - 4.975%, 5/1/2006	752,500,000
330,000,000		Merrill Lynch & Co., Inc., 5.025%, 5/1/2006	330,000,000
		TOTAL	1,947,500,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,894,924,000
		COMMERCIAL PAPER—20.0%[2]
		Banking--6.5%
21,150,000		Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group, 4.950%, 7/12/2006	20,940,615
1,330,000		Benedictine Living Communities, Inc., 4.950%, 7/12/2006	1,316,833
145,000,000	[1]	Blue Spice LLC, (Deutsche Bank AG SWP), 4.850% - 4.890%, 6/22/2006 - 7/5/2006	143,810,951
85,000,000		DePfa Bank PLC, 4.900%, 7/5/2006	84,247,986
270,684,000	[1]	Fountain Square Commercial Funding Corp., 4.550% - 4.910%, 5/9/2006 - 7/12/2006	269,636,117
200,000,000	[1]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 4.590% - 4.780%, 5/1/2006 - 7/12/2006	199,770,500
15,235,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 4.940%, 6/7/2006	15,235,000
423,000,000	[1]	Picaros Funding LLC, (GTD by KBC Bank NV), 4.270% - 4.970%, 5/10/2006 - 8/10/2006	419,705,133
121,277,000	[1]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 4.780%, 5/5/2006	121,212,588
25,000,000		Westpac Banking Corp. Ltd., Sydney, 4.765%, 6/8/2006	24,874,257
		TOTAL	1,300,749,980
		Finance - Automotive--5.1%
50,000,000		DaimlerChrysler Revolving Auto Conduit LLC, A1+/P1 Series, 4.620%, 5/9/2006	49,948,667
558,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 4.610% - 4.970%, 5/4/2006 - 8/10/2006	555,943,313
418,000,000		FCAR Auto Loan Trust, A1/P1 Series, 4.600% - 4.860%, 5/4/2006 - 7/17/2006	416,586,876
		TOTAL	1,022,478,856
		Finance - Commercial--1.2%
210,000,000		CIT Group, Inc., 4.620% - 5.040%, 5/12/2006 - 10/3/2006	208,314,817
43,401,000	[1]	Fairway Finance Co. LLC, 4.780%, 5/10/2006	43,349,136
		TOTAL	251,663,953
		Finance - Retail--2.7%
150,000,000	[1]	Alpine Securitization Corp., 4.780%, 5/8/2006	149,860,583
338,000,000	[1]	Paradigm Funding LLC, 4.730% - 4.980%, 5/5/2006 - 7/25/2006	336,860,720
50,000,000	[1]	Sheffield Receivables Corp., 4.790%, 6/12/2006	49,720,583
		TOTAL	536,441,886
		Finance - Securities--4.1%
25,000,000	[1]	Galaxy Funding Inc., 4.570%, 5/1/2006	25,000,000
180,000,000	[1]	Grampian Funding LLC, 4.560% - 4.860%, 5/17/2006 - 7/21/2006	178,655,653
120,000,000	[1]	KLIO II Funding Ltd., 4.880% - 4.950%, 5/18/2006 - 5/24/2006	119,706,306
319,017,000	[1]	Perry Global Funding LLC Series A, 4.780% - 4.950%, 5/2/2006 - 7/14/2006	318,529,534
40,000,000	[1]	Scaldis Capital LLC, 4.650%, 5/15/2006	39,927,667
145,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.525% - 4.940%, 5/17/2006 - 6/30/2006	144,139,350
		TOTAL	825,958,510
		Insurance--0.4%
90,000,000	[1]	Aspen Funding Corp., 4.660% - 4.930%, 5/19/2006 - 7/10/2006	89,264,564
		TOTAL COMMERCIAL PAPER	4,026,557,749
		CORPORATE BONDS--0.3%
		Finance - Commercial--0.1%
20,000,000		CIT Group, Inc., 4.800%, 8/18/2006	20,003,674
		Finance - Retail--0.2%
46,325,000		SLM Corp., 5.110%, 9/15/2006	46,358,015
		TOTAL CORPORATE BONDS	66,361,689
		CORPORATE NOTES--2.8%
		Finance - Securities--2.8%
310,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 3.936% - 4.935%, 7/20/2006 - 3/12/2007	309,998,598
262,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.045% - 5.250%, 6/9/2006 - 4/30/2007	261,987,239
		TOTAL CORPORATE NOTES	571,985,837
		LOAN PARTICIPATION--0.3%
		Electrical Equipment--0.3%
55,500,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 4.930%, 5/19/2006	55,500,000
		NOTES - VARIABLE--39.6%[3]
		Banking--17.2%
5,000,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 4.950%, 5/4/2006	5,000,000
2,365,000		550 West 14th Place, (Series 1999-A), (Harris, N.A. LOC), 5.050%, 5/4/2006	2,365,000
1,755,000		Advanced Labelworx, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	1,755,000
5,060,000		AlaTrade Foods LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.120%, 5/4/2006	5,060,000
1,245,000		Alabama State IDA, (SERIES 1994) Miltope Project, (Regions Bank, Alabama LOC), 5.080%, 5/4/2006	1,245,000
3,800,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 5.050%, 5/4/2006	3,800,000
1,315,000		Alabama State IDA, Standard Furniture Project (Series 1995), (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	1,315,000
3,050,000		Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 5.080%, 5/4/2006	3,050,000
34,340,000		American Health Care Centers, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	34,340,000
12,075,000		American Self Storage Corp., Series 2002, (U.S. Bank, N.A. LOC), 5.020%, 5/4/2006	12,075,000
7,300,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 5.010%, 5/4/2006	7,300,000
12,000,000		Association of American Medical Colleges, (GTD by JPMorgan Chase Bank, N.A., INS AMBAC Financial Group, Inc.), 5.000%, 5/3/2006	12,000,000
4,215,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 4.950%, 5/4/2006	4,215,000
7,640,000		B.R. Williams Trucking, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	7,640,000
230,000,000	[1]	BNP Paribas SA, 4.890% - 4.940%, 5/24/2006 - 5/26/2006	230,000,000
5,680,000		Baldwin County Sewer Service LLC, Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	5,680,000
73,000,000	[1]	Bank of New York Co., Inc., 5.029%, 5/30/2006	73,000,000
300,000,000		Barclays Bank PLC, 4.773% - 4.934%, 5/5/2006 - 5/30/2006	299,978,123
4,000,000		Bardstown City, KY, (RJ Tower Project), (Series 1995), (Comerica Bank LOC), 5.100%, 5/4/2006	4,000,000
17,020,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.040%, 5/4/2006	17,020,000
8,020,000		Bing Steel Management, Inc., Series 2000, (Comerica Bank LOC), 5.07%, 5/3/2006	8,020,000
4,220,000		Bing Steel Management, Inc., Series 2002, (Comerica Bank LOC), 5.089%, 5/3/2006	4,220,000
5,060,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.000%, 5/5/2006	5,060,000
1,205,000		Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	1,205,000
5,970,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.010%, 5/4/2006	5,970,000
13,980,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 4.900%, 5/4/2006	13,980,000
3,107,000		Capital One Funding Corp., (Series 1998-C), (JPMorgan Chase Bank, N.A. LOC), 4.900%, 5/4/2006	3,107,000
17,995,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 4.900%, 5/4/2006	17,995,000
1,414,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 4.900%, 5/4/2006	1,414,000
422,000		Capital One Funding Corp., Series 1994-A, (JPMorgan Chase Bank, N.A. LOC), 4.900%, 5/4/2006	422,000
1,089,000		Capital One Funding Corp., Series 1994-D, (JPMorgan Chase Bank, N.A. LOC), 4.900%, 5/4/2006	1,089,000
3,457,000		Capital One Funding Corp., Series 1995-B, (JPMorgan Chase Bank, N.A. LOC), 4.900%, 5/4/2006	3,457,000
1,312,000		Capital One Funding Corp., Series 1995-F, (JPMorgan Chase Bank, N.A. LOC), 4.900%, 5/4/2006	1,312,000
3,112,000		Capital One Funding Corp., Series 1996-H, (JPMorgan Chase Bank, N.A. LOC), 4.900%, 5/4/2006	3,112,000
7,469,000		Capital One Funding Corp., Series 2001-B, (JPMorgan Chase Bank, N.A. LOC), 4.900%, 5/4/2006	7,469,000
11,100,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 5.100%, 5/5/2006	11,100,000
6,595,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 5.020%, 5/4/2006	6,595,000
3,760,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 5.300%, 5/4/2006	3,760,000
3,805,000		Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998 A), (Key Bank, N.A. LOC), 5.050%, 5/4/2006	3,805,000
840,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 4.900%, 5/4/2006	840,000
1,420,000		Columbia County, GA Development Authority, Series 1993, (SunTrust Banks, Inc. LOC), 4.930%, 5/3/2006	1,420,000
11,180,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 5.050%, 5/4/2006	11,180,000
8,580,000		Consolidated Publishing Co., Inc., (Wachovia Bank N.A. LOC), 5.150%, 5/5/2006	8,580,000
33,810,000		Cook County, IL, Series 2002 A, 5.020%, 5/3/2006	33,810,000
5,765,000		Crane Plastics Siding LLC, Series 2000, (JPMorgan Chase Bank, N.A. LOC), 4.950%, 5/4/2006	5,765,000
114,000,000		Credit Suisse, Zurich, 4.921% - 4.930%, 5/18/2006 - 6/29/2006	114,003,886
12,600,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 5.080%, 5/4/2006	12,600,000
15,000,000		Development Authority of Gordon County, GA, Series 2005, Faus Group Inc., (RBC Centura Bank LOC), 4.930%, 5/4/2006	15,000,000
2,860,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.000%, 5/3/2006	2,860,000
5,300,000		Eagle Tool and Machine, (JPMorgan Chase Bank, N.A. LOC), 4.900%, 5/4/2006	5,300,000
6,110,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.000%, 5/4/2006	6,110,000
3,200,000		Fairpoint Regional Utility System, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.080%, 5/4/2006	3,200,000
43,000,000		First Tennessee Bank, N.A., 4.800%, 5/25/2006	43,000,481
1,000,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 5.040%, 5/4/2006	1,000,000
13,565,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 4.950%, 5/4/2006	13,565,000
2,930,000		Gesmundo & Associates, Inc., Series A, (National City Bank, Michigan/Illinois LOC), 4.940%, 5/4/2006	2,930,000
36,800,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank, N.A. LOC), 4.980%, 5/3/2006	36,800,000
13,850,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 4.930%, 5/3/2006	13,850,000
36,000,000		Greenwich Capital Holdings, Inc., (GTD by Greenwich Capital Holdings, Inc.), 4.809%, 5/9/2006	36,000,000
175,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.812% - 4.861%, 5/11/2006 - 5/15/2006	175,000,000
50,000,000	[1]	Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.889%, 5/22/2006	50,000,000
5,830,000		H & P Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	5,830,000
8,860,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 4.950%, 5/4/2006	8,860,000
399,000,000	[1]	HBOS Treasury Services PLC, 4.819% - 4.840%, 5/9/2006 - 5/22/2006	399,002,019
369,700,000		HBOS Treasury Services PLC, 4.876% - 5.000%, 5/1/2006 - 6/26/2006	369,703,217
5,550,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	5,550,000
8,210,000		Healthcare Network Properties LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 4.940%, 5/4/2006	8,210,000
10,350,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 4.900%, 5/3/2006	10,350,000
3,430,000		Historical Preservation Authority of Birmingham, (Series 1993), (Amsouth Bank N.A., Birmingham, AL LOC), 5.120%, 5/4/2006	3,430,000
3,725,000		J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 5.190%, 5/3/2006	3,725,000
15,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (INS MBIA Insurance Corp.), 5.050%, 5/4/2006	15,000,000
3,130,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 5.050%, 5/3/2006	3,130,000
1,900,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.050%, 5/3/2006	1,900,000
4,740,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 5.000%, 5/5/2006	4,740,000
5,165,000	[1]	Los Angeles, CA, MERLOT Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 4.950%, 5/3/2006	5,165,000
11,250,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, Series 2004, (Amsouth Bank N.A., Birmingham, AL LOC), 5.070%, 5/4/2006	11,250,000
4,785,000		M & C Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	4,785,000
460,000		Madison, WI Community Development Authority, Series 1997-B Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 5.200%, 5/4/2006	460,000
12,045,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999B, (Wachovia Bank N.A. LOC), 5.020%, 5/2/2006	12,045,000
18,435,000		Massachusetts State Development Finance Agency, (JPMorgan Chase Bank, N.A. LOC), 4.930%, 5/3/2006	18,435,000
1,260,000		McClellan Management, Inc., Genoa Health Care Center Project, (Series 1999), (Fifth Third Bank, Cincinnati LOC), 5.100%, 5/4/2006	1,260,000
4,810,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.050%, 5/5/2006	4,810,000
75,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 4.809% - 4.861%, 5/10/2006 - 5/15/2006	74,993,527
1,898,000		Midwest Funding Corp., Series 1992-B, (JPMorgan Chase Bank, N.A. LOC), 4.900%, 5/4/2006	1,898,000
8,710,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 5.080%, 5/4/2006	8,710,000
4,200,000		Mississippi Business Finance Corp., Howard Industries, Inc. Series 1997, (Amsouth Bank N.A., Birmingham, AL LOC), 5.010%, 5/4/2006	4,200,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 5.000%, 5/4/2006	10,000,000
17,000,000		Mississippi Business Finance Corp., Series 1994 Georgia Gulf, (Wachovia Bank N.A. LOC), 4.900%, 5/3/2006	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (JPMorgan Chase Bank, N.A. LOC), 5.030%, 5/3/2006	10,790,000
110,000,000	[1]	National Australia Bank Ltd., Melbourne, 4.810%, 5/8/2006	110,000,000
6,075,000		North American Gulf Terminals, Inc., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 5.000%, 5/4/2006	6,075,000
11,920,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 4.930%, 5/4/2006	11,920,000
82,800,000		Novant Health, Inc., Series 1997, (Wachovia Bank N.A. LOC), 5.000%, 5/3/2006	82,800,000
7,735,000		ORIS Automotive Parts AL Ltd., (Amsouth Bank N.A., Birmingham, AL LOC), 5.000%, 5/4/2006	7,735,000
10,330,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 4.950%, 5/4/2006	10,330,000
5,000,000		Olive Baptist Church, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	5,000,000
11,000,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 5.000%, 5/4/2006	11,000,000
4,460,000		Parkview Professional Center, Series 2005, (Comerica Bank LOC), 5.080%, 5/4/2006	4,460,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A., Minnesota LOC), 5.030%, 5/3/2006	6,650,000
15,000,000		Pitney Roads Partners LLC, Series 2003 - A, (Bank of America N.A. LOC), 4.960%, 5/4/2006	15,000,000
1,185,000		Quality Synthetic Rubber Co., Series 2000, (U.S. Bank, N.A. LOC), 5.020%, 5/4/2006	1,185,000
6,075,000		Reiser Group Sonic Management Co., Inc., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	6,075,000
9,485,000		Rollins College, Series 1998, (SunTrust Bank LOC), 4.930%, 5/3/2006	9,485,000
108,000,000	[1]	Royal Bank of Canada, Montreal, 4.796%, 5/1/2006	108,000,000
60,000,000		Royal Bank of Canada, Montreal, 5.065%, 7/12/2006	60,015,986
19,000,000		Salvation Army, Series 2004-A, (Bank of New York LOC), 5.050%, 5/4/2006	19,000,000
3,590,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 4.980%, 5/3/2006	3,590,000
2,781,000		Sawmill Creek Lodge Co., (Series 1996), (Fifth Third Bank, Cincinnati LOC), 5.000%, 5/4/2006	2,781,000
14,390,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 4.900%, 5/3/2006	14,390,000
50,000,000	[1]	Societe Generale, Paris, 4.796%, 5/2/2006	50,000,000
11,460,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 4.950%, 5/4/2006	11,460,000
57,765,000		Spitzer Group, (JPMorgan Chase Bank, N.A. LOC), 4.900%, 5/4/2006	57,765,000
3,180,000		Springfield Ltd. Partnership, (UBS AG LOC), 4.900%, 5/4/2006	3,180,000
1,165,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 5.220%, 5/4/2006	1,165,000
1,950,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 5.120%, 5/4/2006	1,950,000
13,280,000		Suffolk County, NY IDA, (Bank of America N.A. LOC), 5.030%, 5/3/2006	13,280,000
6,260,000		Trinity Baptist Church, Series 2002-A, (Regions Bank, Alabama LOC), 5.000%, 5/4/2006	6,260,000
75,000,000	[1]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (GTD by Wachovia Corp.), 4.930% - 4.950%, 6/21/2006 - 6/28/2006	75,000,000
9,300,000		Victor H. Hanson/ Elizabeth F. Hanson, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	9,300,000
1,200,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 4.900%, 5/3/2006	1,200,000
1,354,000		Vista Funding Corp., Series 1994-A, (Fifth Third Bank, Cincinnati LOC), 4.940%, 5/4/2006	1,354,000
2,645,000		Vista Funding Corp., Series 1995-D, (Fifth Third Bank, Cincinnati LOC), 4.940%, 5/4/2006	2,645,000
1,330,000		Vista Funding Corp., Series 1998-B, (Fifth Third Bank, Cincinnati LOC), 5.020%, 5/4/2006	1,330,000
195,250,000		Wells Fargo & Co., 4.876%, 5/2/2006	195,250,084
10,575,000		Western Reserve Masonic Community, Inc., (GTD by JPMorgan Chase Bank, N.A.), 5.100%, 5/4/2006	10,575,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 4.930%, 6/12/2006	25,000,000
10,195,000		Whetstone Care Center LLC, Series 1998, (Fifth Third Bank, Cincinnati LOC), 5.100%, 5/4/2006	10,195,000
4,900,000		William Morris Realty Montgomery LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	4,900,000
34,900,000		World Wildlife Fund, Inc., Series 2000 B, (INS AMBAC Financial Group, Inc.), 5.000%, 5/4/2006	34,900,000
		TOTAL	3,464,177,323
		Brokerage--6.2%
117,000,000		Goldman Sachs Group, Inc., 4.810% - 4.866%, 5/1/2006 - 5/8/2006	117,005,034
50,000,000	[1]	Goldman Sachs Group, Inc., 4.951%, 5/15/2006	50,002,403
110,000,000		Goldman Sachs Group, Inc., Promissory Note, 4.879%, 5/8/2006	110,000,000
124,000,000		Merrill Lynch & Co., Inc., 4.881% - 4.889%, 5/4/2006 - 5/15/2006	124,000,000
240,000,000	[1]	Merrill Lynch & Co., Inc., 5.052%, 5/11/2006	240,000,427
609,800,000		Morgan Stanley, 4.889% - 5.059%, 5/1/2006 - 5/30/2006	609,802,990
		TOTAL	1,250,810,854
		Electrical Equipment--0.3%
2,600,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 4.840%, 5/4/2006	2,600,000
58,656,672		Northwest Airlines, Inc., (GTD by General Electric Co.), 4.830%, 5/1/2006	58,656,672
		TOTAL	61,256,672
		Finance - Commercial--2.5%
75,000,000	[1]	Fairway Finance Co. LLC, 4.810%, 5/12/2006	74,999,131
436,100,000	[1]	General Electric Capital Corp., 4.949% - 5.001%, 5/9/2006 - 5/17/2006	436,100,000
		TOTAL	511,099,131
		Finance - Retail--4.5%
90,000,000	[1]	Compass Securitization LLC, (INS AMBAC Financial Group, Inc.), 4.793%, 5/8/2006	89,998,266
280,000,000	[1]	Compass Securitization LLC, 4.804% - 4.815%, 5/9/2006 - 5/12/2006	279,996,496
361,500,000	[1]	Paradigm Funding LLC, 4.800% - 4.919%, 5/8/2006 - 5/25/2006	361,499,125
180,000,000	[1]	SLM Corp., 4.860%, 5/12/2006	180,000,000
		TOTAL	911,493,887
		Finance - Securities--3.7%
122,500,000	[1]	Beta Finance, Inc., 4.770% - 4.911%, 5/15/2006 - 5/22/2006	122,535,238
59,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 4.811% - 4.944%, 5/1/2006 - 5/25/2006	59,001,162
554,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.730% - 4.905%, 5/1/2006 - 5/25/2006	553,984,730
		TOTAL	735,521,130
		Government Agency--0.3%
7,945,000		Direct One Funding Corp., (FNMA LOC), 4.900%, 5/4/2006	7,945,000
46,545,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 4.900%, 5/4/2006	46,545,000
5,350,000		Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (FHLB of Indianapolis LOC), 4.920%, 5/4/2006	5,350,000
		TOTAL	59,840,000
		Insurance--4.3%
21,900,000		Albuquerque, NM, Series 2000 A, (INS MBIA Insurance Corp.), 4.870%, 5/3/2006	21,900,000
54,000,000		Genworth Life Insurance Co., 4.910%, 6/1/2006	54,000,000
50,000,000		Hartford Life Insurance Co., 4.850% - 4.990%, 5/1/2006 - 6/1/2006	50,000,000
67,000,000		Jackson National Life Insurance Co., 4.926%, 5/1/2006	67,000,000
100,000,000	[1]	MBIA Global Funding LLC, 4.840%, 5/15/2006	100,000,000
105,000,000		Metropolitan Life Insurance Co., 4.800% - 5.130%, 5/1/2006 - 7/3/2006	105,000,000
152,000,000		Monumental Life Insurance Co., 4.940% - 5.089%, 5/1/2006 - 5/31/2006	152,000,000
90,000,000		New York Life Insurance Co., 4.920%, 5/1/2006	90,000,000
30,000,000		Protective Life Secured Trust 2004-B, 5.130%, 7/13/2006	30,025,471
125,000,000		Transamerica Occidental Life Insurance Co., 5.130%, 7/3/2006	125,000,000
66,000,000		Travelers Insurance Co., 4.860% - 5.065%, 5/22/2006 - 6/28/2006	66,000,000
		TOTAL	860,925,471
		Pharmaceuticals and Health Care--0.6%
128,000,000	[1]	Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.), 4.796%, 5/1/2006	128,000,000
		TOTAL NOTES - VARIABLE	7,983,124,468
		TIME DEPOSITS—5.6%
		Banking--5.6%
190,000,000		Chase Bank USA, N.A., 4.875%, 5/1/2006	190,000,000
140,000,000		Deutsche Bank AG, 4.875%, 5/1/2006	140,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 4.775%, 5/1/2006	250,000,000
450,000,000		Societe Generale, Paris, 4.813% - 4.855%, 5/1/2006	450,000,000
110,000,000		Svenska Handelsbanken, Stockholm, 4.875%, 5/1/2006	110,000,000
		TOTAL TIME DEPOSITS	1,140,000,000
		MUTUAL FUNDS--0.7%
		Asset Management--0.7%
65,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	65,000,000
50,000,000		Columbia Money Market Reserves	50,000,000
20,059,291		DWS Money Market Trust	20,059,291
		TOTAL MUTUAL FUNDS	135,059,291
		REPURCHASE AGREEMENTS--1.7%
194,113,000		Interest in $3,400,000,000 joint repurchase agreement 4.790%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	194,113,000
30,000,000		Interest in $125,000,000 joint repurchase agreement 4.550%, dated 4/28/2006 under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/15/2021 for $125,047,396 on 5/1/2006. The market value of the underlying securities at the end of the period was $127,504,165.	30,000,000
65,000,000		Interest in $800,000,000 joint repurchase agreement 4.690%, dated 4/28/2006 under which Morgan Stanley & Co. Inc. will repurchase U.S. Treasury securities with various maturities to 1/31/2007 for $800,312,667 on 5/1/2006. The market value of the underlying securities at the end of the period was $818,092,268.	65,000,000
55,000,000		Interest in $100,000,000 joint repurchase agreement 4.650%, dated 4/28/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $100,038,750 on 5/1/2006. The market value of the underlying securities at the end of the period was $102,004,439.	55,000,000
		TOTAL REPURCHASE AGREEMENTS	344,113,000
		TOTAL INVESTMENTS—100.3% (AT AMORTIZED COST)[4]	20,208,902,578
		OTHER ASSETS AND LIABILITIES—NET—(0.3)%	(67,270,713)
		TOTAL NET ASSETS—100%	$20,141,631,865

1

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At April 30, 2006, these securities amounted to $7,090,310,675 which represents 35.2% of total net assets.

2	Discount rate at the time of purchase.
3	Floating rate note with current rate and next reset date shown.
4	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act,

 as amended. Investments in other open-end regulated investment companies are valued at net asset value.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MERLOT	--Municipal Exempt Receipts- Liquidity Optional Tender Series
SWP	--Swap Agreement

PRIME VALUE OBLIGATIONS FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES—1.9%
		Finance - Automotive--1.3%
$21,592,505	[1,2]	Capital Auto Receivables Asset Trust 2006-1, Class A1, 4.642%, 2/15/2007	$21,592,505
2,641,039		CarMax Auto Owner Trust 2005-3, Class A1, 4.447%, 12/15/2006	2,641,039
43,680,840	[1,2]	DaimlerChrysler Auto Trust 2006-A, Class A1, 4.791%, 3/8/2007	43,680,840
25,121,907	[1,2]	Ford Credit Auto Owner Trust 2006-A, Class A1, 4.725%, 11/15/2006	25,121,907
6,111,508		Nissan Auto Lease Trust 2005-A, Class A1, 4.271%, 11/15/2006	6,111,508
5,865,862		USAA Auto Owner Trust 2005-3, Class A1, 4.170%, 11/9/2006	5,865,862
10,443,964		USAA Auto Owner Trust 2005-4, Class A1, 4.400%, 12/15/2006	10,443,964
17,570,326		Wachovia Auto Owner Trust 2005-B, Class A1, 4.481%, 12/20/2006	17,570,326
15,691,842		World Omni Automobile Receivables Trust 2006-A, Class A1, 4.855%, 3/15/2007	15,691,842
		TOTAL	148,719,793
		Finance - Equipment--0.6%
15,958,233		CIT Equipment Collateral 2006-VT1, Class A1, 4.990%, 3/20/2007	15,958,233
9,405,766		CNH Equipment Trust 2005-B, Class A1, 3.908%, 10/6/2006	9,405,766
37,271,508		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	37,271,508
1,618,702	[1,2]	Great America Leasing Receivables 2005-1, Class A1, 4.310%, 10/20/2006	1,618,702
		TOTAL	64,254,209
		TOTAL ASSET-BACKED SECURITIES	212,974,002
		CERTIFICATES OF DEPOSIT--11.6%
		Banking--11.6%
5,000,000		Barclays Bank PLC, 4.752%, 10/17/2006	5,000,057
256,000,000		Calyon, Paris, 3.950% - 5.310%, 7/14/2006 - 4/19/2007	256,000,000
15,000,000		Citibank NA, New York, 4.645%, 7/10/2006	14,999,555
115,000,000		Credit Suisse, Zurich, 4.705% - 5.200%, 5/15/2006 - 3/29/2007	115,000,000
200,000,000		Deutsche Bank AG, 4.405% - 4.765%, 10/4/2006 - 10/27/2006	200,002,074
14,000,000		Dexia Bank, Belgium, 4.305%, 9/29/2006	13,972,067
40,000,000		HBOS Treasury Services PLC, 5.260%, 4/11/2007	40,000,000
100,000,000		Huntington National Bank, Columbus, OH, 4.800%, 6/1/2006	100,000,000
128,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.410% - 4.800%, 10/4/2006 - 1/29/2007	128,000,000
92,000,000		Svenska Handelsbanken, Stockholm, 3.885% - 4.045%, 7/5/2006 - 7/26/2006	92,000,916
50,000,000		UBS AG, 4.795%, 5/10/2006	50,000,000
120,000,000		Washington Mutual Bank, 4.790% - 4.800%, 5/8/2006 - 5/9/2006	120,000,000
91,250,000		Wells Fargo Bank, N.A., 4.840%, 1/30/2007	91,236,762
45,000,000		Wilmington Trust Co., 4.815%, 6/1/2006	44,999,376
		TOTAL CERTIFICATES OF DEPOSIT	1,271,210,807
		COLLATERALIZED LOAN AGREEMENTS--26.9%
		Banking--16.0%
368,000,000		Credit Suisse First Boston LLC, 4.975% - 4.995%, 5/1/2006	368,000,000
200,000,000		Deutsche Bank Securities, Inc., 5.005%, 5/1/2006	200,000,000
75,000,000		Fortis Bank SA/NV, 4.925%, 5/1/2006	75,000,000
323,000,000		Greenwich Capital Markets, Inc., 5.000%, 5/1/2006	323,000,000
100,000,000		HSBC Securities (USA), Inc., 4.945%, 5/1/2006	100,000,000
100,000,000		IXIS Financial Products Inc., 4.975%, 5/1/2006	100,000,000
309,000,000		J.P. Morgan Securities, Inc., 4.985%, 5/1/2006	309,000,000
280,000,000		WestLB AG, 4.975%, 5/1/2006	280,000,000
		TOTAL	1,755,000,000
		Brokerage--10.9%
25,000,000		Bear Stearns & Co., Inc., 4.995%, 5/1/2006	25,000,000
75,000,000		Citigroup Global Markets, Inc., 4.975%, 5/1/2006	75,000,000
455,300,000		Goldman Sachs & Co., 4.945% - 4.975%, 5/1/2006	455,300,000
100,000,000		Lehman Brothers, Inc., 4.975%, 5/1/2006	100,000,000
272,000,000		Merrill Lynch, Pierce, Fenner and Smith, 4.850% - 4.950%, 5/1/2006	272,000,000
270,000,000		Morgan Stanley & Co., Inc., 4.975%, 5/1/2006	270,000,000
		TOTAL	1,197,300,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,952,300,000
		COMMERCIAL PAPER --12.7%[3]
		Aerospace / Auto--0.7%
83,000,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 4.840%, 5/2/2006 - 5/5/2006	82,968,674
		Banking--2.8%
20,000,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 4.984%, 4/10/2007	19,047,502
50,000,000		DePfa Bank PLC, 4.930%, 7/6/2006	49,548,083
20,000,000	[1,2]	Fountain Square Commercial Funding Corp., 4.910%, 7/12/2006	19,803,600
128,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 4.570% - 4.970%, 7/12/2006 - 8/9/2006	126,651,580
31,028,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 4.590%, 7/12/2006	30,743,163
62,606,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 4.970%, 7/18/2006 - 8/10/2006	61,773,074
		TOTAL	307,567,002
		Consumer Products--0.6%
72,650,000	[1,2]	Fortune Brands, Inc., 4.760% - 4.930%, 5/3/2006 - 5/16/2006	72,562,357
		Electrical Equipment--0.1%
6,600,000		Whirlpool Corp., 4.870%, 5/1/2006	6,600,000
		Finance - Automotive--5.6%
105,200,000		DaimlerChrysler North America Holding Corp., 4.890% - 5.050%, 5/4/2006 - 5/25/2006	105,062,418
22,222,000		DaimlerChrysler Revolving Auto Conduit LLC, A1+/P1 Series, 4.610%, 5/9/2006	22,199,185
310,250,000		FCAR Auto Loan Trust, (A1+/P1 Series), 4.610% - 4.910%, 5/5/2006 - 7/5/2006	309,145,905
180,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 4.600% - 4.860%, 5/4/2006 - 7/17/2006	179,396,639
		TOTAL	615,804,147
		Finance - Commercial--0.8%
88,000,000		CIT Group, Inc., 4.620% - 5.050%, 5/12/2006 - 10/16/2006	87,144,658
		Finance - Equipment--0.2%
14,200,000		John Deere Bank S.A., (GTD by John Deere Capital Corp.), 4.840%, 5/3/2006	14,196,182
4,000,000		John Deere Finance S.A., (GTD by John Deere Capital Corp.), 4.870%, 5/9/2006	3,995,671
		TOTAL	18,191,853
		Finance - Retail--0.1%
10,000,000		Countrywide Financial Corp., 4.980%, 6/23/2006	9,926,683
		Finance - Securities--1.1%
98,000,000	[1,2]	Grampian Funding LLC, 4.560% - 4.860%, 5/16/2006 - 7/11/2006	97,269,158
25,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.525%, 5/17/2006	24,949,722
		TOTAL	122,218,880
		Retail--0.7%
78,900,000	[1,2]	Federated Retail Holdings, Inc., (GTD by Federated Department Stores, Inc.), 4.840% - 4.900%, 5/2/2006 - 5/11/2006	78,800,318
		TOTAL COMMERCIAL PAPER	1,401,784,572
		CORPORATE NOTES--2.2%
		Banking--0.1%
12,675,000		Huntington National Bank, Columbus, OH, 2.750%, 10/16/2006	12,545,308
		Finance - Retail--0.1%
12,500,000		Countrywide Financial Corp., 5.010%, 6/20/2006	12,499,778
		Finance - Securities--2.0%
90,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 4.800% - 5.000%, 12/6/2006 - 3/12/2007	89,998,240
123,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.293% - 5.250%, 10/3/2006 - 4/30/2007	123,000,000
		TOTAL	212,998,240
		TOTAL CORPORATE NOTES	238,043,326
		LOAN PARTICIPATION--1.8%
		Electrical Equipment--0.2%
28,000,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 4.930%, 5/19/2006	28,000,000
		Finance - Retail--1.6%
171,500,000		Countrywide Home Loans, Inc., 4.830% - 4.940%, 5/5/2006 - 5/19/2006	171,500,000
		TOTAL LOAN PARTICIPATION	199,500,000
		NOTES - VARIABLE --38.0%[4]
		Banking--21.5%
1,545,000		1901 4th Ave. Parking LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 5.130%, 5/4/2006	1,545,000
2,135,000		AC, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	2,135,000
80,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 5.050%, 5/4/2006	80,000
1,905,000		Alexander Development I LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.300%, 5/4/2006	1,905,000
1,650,000		Avondale Commerce Park, Phase III LLP, Phase III, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	1,650,000
4,530,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.190%, 5/3/2006	4,530,000
150,000,000		Barclays Bank PLC, 4.773% - 4.934%, 5/5/2006 - 5/30/2006	149,989,062
3,505,000		BBF LLC, (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 4.980%, 5/4/2006	3,505,000
7,115,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.030%, 5/2/2006	7,115,000
885,000		Bissett,William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 5.226%, 5/4/2006	885,000
5,550,000		Blue Family Holdings LLC, (First Commercial Bank, Birmingham, AL LOC), 4.980%, 5/4/2006	5,550,000
42,000,000	[1,2]	BNP Paribas SA, 4.890%, 5/19/2006	42,000,000
1,372,790		Bowling Green Manor LP, (Huntington National Bank, Columbus, OH LOC), 5.226%, 5/4/2006	1,372,790
1,510,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.226%, 5/4/2006	1,510,000
8,415,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 5.226%, 5/4/2006	8,415,000
1,375,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 5.276%, 5/4/2006	1,375,000
734,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 4.900%, 5/4/2006	734,000
2,542,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	2,542,000
3,251,000		CC Properties LLC, (Series 2002 B), Thomas & Carolyn Coleman, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	3,251,000
6,085,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.140%, 5/4/2006	6,085,000
4,785,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.140%, 5/3/2006	4,785,000
3,610,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.226%, 5/4/2006	3,610,000
19,670,000		Charlie N. McGlamry, (Series 2003), (Columbus Bank and Trust Co., GA LOC), 5.130%, 5/4/2006	19,670,000
4,035,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 5.150%, 5/4/2006	4,035,000
4,480,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 5.180%, 5/4/2006	4,480,000
902,337		Clyde Manor LP, (Huntington National Bank, Columbus, OH LOC), 5.226%, 5/4/2006	902,337
4,730,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 5.063%, 5/4/2006	4,730,000
3,315,000		Commerce Towers LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	3,315,000
6,500,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.030%, 5/2/2006	6,500,000
1,060,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 5.226%, 5/4/2006	1,060,000
6,700,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.226%, 5/4/2006	6,700,000
62,000,000		Credit Suisse, Zurich, 5.038%, 7/17/2006	62,000,000
6,310,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.276%, 5/4/2006	6,310,000
8,075,000		Cullman Shopping Center, Inc., (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 5.160%, 5/4/2006	8,075,000
165,000,000	[1,2]	DePfa Bank PLC, 4.920%, 6/15/2006	165,000,000
4,845,000		Dellridge Care Center LP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.030%, 5/2/2006	4,845,000
1,560,000		Die-Matic Corp., (Huntington National Bank, Columbus, OH LOC), 5.276%, 5/4/2006	1,560,000
7,345,000		Drury Inns, Inc., (First Commercial Bank, Birmingham, AL LOC), 5.010%, 5/4/2006	7,345,000
3,065,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.100%, 5/5/2006	3,065,000
3,465,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.100%, 5/5/2006	3,465,000
3,120,000		First Baptist Church of Mt. Olive, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	3,120,000
2,860,000		First Baptist Church of West Monroe, LA, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	2,860,000
8,240,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 5.226%, 5/4/2006	8,240,000
2,778,000		Frank Parsons Paper Co., Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.100%, 5/5/2006	2,778,000
3,110,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.100%, 5/5/2006	3,110,000
1,719,000		Gateway Foods, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	1,719,000
5,625,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 5.010%, 5/4/2006	5,625,000
1,135,000		Gerald T. Thom , Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 5.130%, 5/4/2006	1,135,000
6,510,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 5.100%, 5/4/2006	6,510,000
21,000,000		Greenwich Capital Holdings, Inc., (GTD by Greenwich Capital Holdings, Inc.), 4.809%, 5/9/2006	21,000,000
25,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.812%, 5/11/2006	25,000,000
6,175,000		G&R Investments of Bay County LLC, (Series 2004), (Columbus Bank and Trust Co., GA LOC), 5.130%, 5/4/2006	6,175,000
1,691,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 4.920%, 5/4/2006	1,691,000
920,000		Guilford Capital LLC, (Series 2002 – D), (Regions Bank, Alabama LOC), 5.200%, 5/4/2006	920,000
3,130,000		Guilford Capital LLC, (Series 2002 – E), (Regions Bank, Alabama LOC), 5.200%, 5/4/2006	3,130,000
895,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.130%, 5/4/2006	895,000
12,200,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 5.226%, 5/4/2006	12,200,000
4,310,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.030%, 5/2/2006	4,310,000
157,000,000	[1,2]	HBOS Treasury Services PLC, 4.819% - 4.840%, 5/9/2006 - 5/22/2006	157,000,000
150,000,000		HBOS Treasury Services PLC, 4.876% - 5.000%, 5/2/2006 - 6/26/2006	150,000,000
17,990,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 5.000%, 5/4/2006	17,990,000
2,250,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	2,250,000
7,945,000		HP Huntsville LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	7,945,000
3,500,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 5.080%, 5/4/2006	3,500,000
665,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 5.020%, 5/4/2006	665,000
3,595,000		Indian Hills Country Club, (Series 2000), (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	3,595,000
5,750,000		Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 5.130%, 5/4/2006	5,750,000
6,916,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.050%, 5/5/2006	6,916,290
1,510,000		Kent Capital LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.226%, 5/4/2006	1,510,000
3,540,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.226%, 5/4/2006	3,540,000
3,350,000		Lake Sherwood Senior Living Center LLC, (Regions Bank, Alabama LOC), 5.080%, 5/4/2006	3,350,000
8,400,000		Maryland IDFA, Avalon Pharmaceutical, Inc., (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.100%, 5/5/2006	8,400,000
2,580,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.100%, 5/5/2006	2,580,000
20,320,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.030%, 5/2/2006	20,320,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.030%, 5/2/2006	16,000,000
3,140,000		McClatchy-Avondale Corp., (Series1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.030%, 5/2/2006	3,140,000
11,275,000		McCullough Oil Bond Issue LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	11,275,000
10,350,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 5.010%, 5/4/2006	10,350,000
4,055,000		Miller, James & Deborah, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.030%, 5/2/2006	4,055,000
184,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 5.035%, 6/28/2006	184,000,000
135,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 5.035%, 6/28/2006	135,000,000
9,765,000		Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.100%, 5/5/2006	9,765,000
85,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 4.810%, 5/8/2006	85,000,000
3,455,000		Neron Real Estate LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	3,455,000
3,549,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.130%, 5/4/2006	3,549,000
910,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.130%, 5/4/2006	910,000
4,565,000		Old South Country Club, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.030%, 5/2/2006	4,565,000
17,085,000		Omni, HC, Inc., (Columbus Bank and Trust Co., GA LOC), 5.176%, 5/4/2006	17,085,000
2,509,500		Orange Beach Marina, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	2,509,500
5,100,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 5.199%, 5/4/2006	5,100,000
5,225,000		Pelham Retail Group LLC, (First Commercial Bank, Birmingham, AL LOC), 5.160%, 5/4/2006	5,225,000
7,720,000		Prospects Aggregates, Inc., (Series 2004), (Fulton Bank LOC), 5.150%, 5/4/2006	7,720,000
8,750,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 5.150%, 5/4/2006	8,750,000
3,140,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 5.160%, 5/4/2006	3,140,000
1,175,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 5.226%, 5/4/2006	1,175,000
2,060,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.226%, 5/4/2006	2,060,000
145,000,000	[1,2]	Royal Bank of Canada, Montreal, 4.796%, 5/1/2006	145,000,000
55,000,000		Royal Bank of Canada, Montreal, 4.879%, 5/10/2006	55,000,000
18,350,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 5.226%, 5/4/2006	18,350,000
14,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 5.226%, 5/4/2006	14,000,000
7,535,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.030%, 5/2/2006	7,535,000
30,000,000	[1,2]	Societe Generale, Paris, 4.796%, 5/2/2006	30,000,000
4,675,000		Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC), 5.226%, 5/4/2006	4,675,000
3,215,000		Southwest Atlanta E.O.C., Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 5.080%, 5/4/2006	3,215,000
10,565,000		Spectra Gases, Inc., (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.140%, 5/3/2006	10,565,000
6,720,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 5.150%, 5/4/2006	6,720,000
3,200,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 5.010%, 5/4/2006	3,200,000
25,000,000		Svenska Handelsbanken, Stockholm, 4.863%, 5/22/2006	24,998,068
5,530,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.100%, 5/5/2006	5,530,000
10,140,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.050%, 5/5/2006	10,140,000
9,390,000		Test Associates, (Series 2002), (Fulton Bank LOC), 5.150%, 5/4/2006	9,390,000
1,110,000		TLC Realty LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	1,110,000
3,155,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.130%, 5/4/2006	3,155,000
4,670,000		Town Development, Inc., (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.100%, 5/5/2006	4,670,000
5,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2005-1 Tranche #1), (GTD by Wachovia Corp.), 4.930%, 6/21/2006	5,000,000
12,360,000		Village of Bartlett, IL, Bartlett Quarry Redevelopment Project (Series 2000), (LaSalle Bank, N.A. LOC), 5.120%, 5/3/2006	12,360,000
60,000		Vista Funding Corp., (Series 1994-A), (Fifth Third Bank, Cincinnati LOC), 4.940%, 5/4/2006	60,000
2,015,000		Vulcan, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 5.100%, 5/4/2006	2,015,000
11,220,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 5.150%, 5/4/2006	11,220,000
87,000,000		Wells Fargo & Co., 4.876%, 5/2/2006	87,000,000
6,725,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.100%, 5/5/2006	6,725,000
136,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 4.871%, 5/16/2006	136,500,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 4.930%, 6/12/2006	100,000,000
14,225,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.030%, 5/2/2006	14,225,000
6,790,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.029%, 5/3/2006	6,790,000
4,600,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 5.070%, 5/4/2006	4,600,000
8,375,000		York County, PA IDA, (Series 2003-B), 4.990%, 5/4/2006	8,375,000
15,800,000		Yorktown Building Holding Co. LLC, (Columbus Bank and Trust Co., GA LOC), 5.080%, 5/4/2006	15,800,000
		TOTAL	2,365,107,047
		Brokerage--4.4%
70,000,000		Goldman Sachs Group, Inc., 4.810% - 4.866%, 5/1/2006 - 5/8/2006	70,005,984
28,000,000	[1,2]	Goldman Sachs Group, Inc., 4.921%, 5/15/2006	28,001,346
16,000,000		Merrill Lynch & Co., Inc., 4.889%, 5/4/2006	16,000,000
85,500,000	[1,2]	Merrill Lynch & Co., Inc., 5.052%, 5/11/2006	85,500,000
279,000,000		Morgan Stanley, 4.846% - 5.059%, 5/3/2006 - 5/30/2006	279,000,000
		TOTAL	478,507,330
		Finance - Automotive--0.0%
2,000,000		DaimlerChrysler North America Holding Corp., 5.380%, 5/24/2006	2,000,543
		Finance - Commercial--2.4%
118,000,000	[1,2]	Fairway Finance Co. LLC, 4.873%, 5/22/2006	117,998,384
50,000,000		General Electric Capital Corp., 4.783%, 5/1/2006	50,000,000
97,500,000	[1,2]	General Electric Capital Corp., 4.949% - 5.001%, 5/9/2006 - 5/17/2006	97,500,000
		TOTAL	265,498,384
		Finance - Retail--3.0%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 5.457%, 5/15/2006	43,000,000
20,000,000	[1,2]	Compass Securitization LLC, (INS by AMBAC), 4.793%, 5/8/2006	19,999,615
33,000,000	[1,2]	Compass Securitization LLC, 4.804%, 5/10/2006	32,999,656
158,000,000	[1,2]	Paradigm Funding LLC, 4.800% - 4.919%, 5/8/2006 - 5/25/2006	158,000,000
80,000,000	[1,2]	SLM Corp., 4.860%, 5/12/2006	80,000,000
		TOTAL	333,999,271
		Finance - Securities--4.2%
54,000,000	[1,2]	Beta Finance, Inc., 4.911%, 5/15/2006	54,016,856
84,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 4.804% - 4.811%, 5/1/2006 - 5/10/2006	84,000,596
323,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.791% - 5.170%, 5/1/2006 - 7/25/2006	322,995,770
		TOTAL	461,013,222
		Insurance--2.5%
45,000,000		Genworth Life Insurance Co., 4.810%, 5/9/2006	45,000,000
15,000,000		Hartford Life Insurance Co., 4.881%, 5/15/2006	15,000,000
20,000,000		Jackson National Life Insurance Co., 4.926%, 5/1/2006	20,000,000
25,000,000		Metropolitan Life Insurance Co., 5.130%, 7/3/2006	25,000,000
50,000,000		New York Life Insurance Co., 4.920%, 5/1/2006	50,000,000
35,000,000	[1,2]	Pacific Life Global Funding, 4.849%, 5/4/2006	35,000,520
20,000,000		Protective Life Secured Trust 2004-B, 5.130%, 7/13/2006	20,016,980
65,000,000		Travelers Insurance Co., 4.913% - 5.065%, 6/2/2006 - 6/28/2006	65,000,000
		TOTAL	275,017,500
		TOTAL NOTES - VARIABLE	4,181,143,297
		TIME DEPOSIT--3.1%
		Banking--3.1%
200,000,000		Societe Generale, Paris, 4.813%, 5/1/2006	200,000,000
145,000,000		WestLB AG, 4.875%, 5/1/2006	145,000,000
		TOTAL TIME DEPOSIT	345,000,000
		REPURCHASE AGREEMENTS--1.8%
98,224,000		Interest in $3,400,000,000 joint repurchase agreement 4.790%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	98,224,000
20,000,000		Interest in $125,000,000 joint repurchase agreement 4.550%, dated 4/28/2006 under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/15/2021 for $125,047,396 on 5/1/2006. The market value of the underlying securities at the end of the period was $127,504,165.	20,000,000
75,000,000		Interest in $800,000,000 joint repurchase agreement 4.690%, dated 4/28/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 1/31/2007 for $800,312,667 on 5/1/2006. The market value of the underlying securities at the end of the period was $818,092,268.	75,000,000
		TOTAL REPURCHASE AGREEMENTS	193,224,000
		TOTAL INVESTMENTS ---100.0% (AT AMORTIZED COST)[5]	10,995,180,004
		OTHER ASSETS AND LIABILITIES --- NET --- (0.0)%	(318,590)
		TOTAL NET ASSETS --- 100%	$10,994,861,414

1

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933.  These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At April 30, 2006, these securities amounted to $3,101,046,583 which represents 28.2% of total net assets.

2

Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees.  At April 30, 2006, these securities amounted to $2,782,046,583 which represents 25.3% of total net assets.

3	Each issue shows the rate of discount at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Current rate and next reset date shown.
5	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 5.035%, 6/28/2006	06/1/2005 - 3/28/2006	$135,000,000
MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 5.035%, 6/28/2006	03/28/2006	$184,000,000

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
INS	--Insured
LOC	--Letter of Credit
SWP	--Swap Agreement

TAX-FREE OBLIGATIONS FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--104.0%[1,2]
		Alabama--4.0%
$9,860,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT), (Series 2005-5), Weekly VRDNs (Baldwin County, AL Board of Education)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.840%, 5/4/2006	$9,860,000
7,000,000	[3]	Alabama State Public School & College Authority, (PA-918R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	7,000,000
500,000	[3]	Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ), 3.840%, 5/4/2006	500,000
20,320,000		Birmingham, AL, Airport Authority, (Series 2003A), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.810%, 5/4/2006	20,320,000
16,000,000		Birmingham, AL, Downtown Redevelopment Authority, (2002), Weekly VRDNs (The UAB Educational Foundation)/(Regions Bank, Alabama LOC), 3.860%, 5/3/2006	16,000,000
6,500,000		Birmingham, AL, Medical Clinic Board, (Series 1991), Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 3.800%, 5/3/2006	6,500,000
11,835,000		Birmingham, AL, Tax Increment Financing District I, Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.800%, 5/5/2006	11,835,000
12,985,000		Chelsea Park, AL, Cooperative District, (Series 2005), Weekly VRDNs (Compass Bank, Birmingham LOC), 3.930%, 5/4/2006	12,985,000
2,000,000		Daphne, AL, Special Care Facilities Financing Authority, (Series 1998-A), Weekly VRDNs (Presbyterian Retirement Corp.)/(AMBAC INS)/(Amsouth Bank N.A., Birmingham, AL LIQ), 3.900%, 5/4/2006	2,000,000
6,000,000		Huntsville, AL, Special Care Facilities Financing Authority, (Series 2001D), Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC), 3.790%, 5/4/2006	6,000,000
25,000,000		Jefferson County, AL, Sewer System, Warrants (Series 2003 B-3), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ), 3.830%, 5/4/2006	25,000,000
7,850,000		Jefferson County, AL, Sewer System, Warrants (Series 2003 B-4-), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ), 3.820%, 5/4/2006	7,850,000
8,500,000		Jefferson County, AL, Sewer System, Warrants (Series 2003 B-6), Weekly VRDNs (XL Capital Assurance Inc. INS)/(State Street Bank and Trust Co. LIQ), 3.820%, 5/4/2006	8,500,000
41,600,000		Jefferson County, AL, Sewer System, Warrants (Series 2003 B-7), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Lloyds TSB Bank PLC, London LIQ), 3.830%, 5/4/2006	41,600,000
9,175,000	[3]	Jefferson County, AL, Sewer System, Floater Certificates (Series 2000-352), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.840%, 5/4/2006	9,175,000
25,700,000		Jefferson County, AL, Sewer System, Warrants (Series 2002 C-2), Weekly VRDNs (XL Capital Assurance Inc. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.830%, 5/4/2006	25,700,000
47,300,000		Jefferson County, AL, Sewer System, Warrants (Series 2002C-6), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.830%, 5/4/2006	47,300,000
360,000		Magnolia Ridge Improvement District, AL, (Series 2002), Weekly VRDNs (Wachovia Bank N.A. LOC), 3.900%, 5/5/2006	360,000
6,295,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC), 3.810%, 5/4/2006	6,295,000
1,000,000		Mobile, AL, Special Care Facilities Financing Authority, (Series 2006-A), Weekly VRDNs (Infirmary Health System, Inc.)/(Bank of Nova Scotia, Toronto LOC), 3.800%, 5/3/2006	1,000,000
5,000,000		Mobile, AL, Special Care Facilities Financing Authority, (Series 2006-B), Weekly VRDNs (Infirmary Health System, Inc.)/(Regions Bank, Alabama LOC), 3.800%, 5/3/2006	5,000,000
2,600,000		Mobile, AL, Spring Hill College Educational Building Authority, (Series 2004B), Weekly VRDNs (Spring Hill College, AL)/(Regions Bank, Alabama LOC), 3.820%, 5/3/2006	2,600,000
2,500,000	[3]	Mobile, AL, Class A Certificates (Series 2002-197), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.850%, 5/3/2006	2,500,000
7,100,000		Port City Medical Clinic Board of Mobile, AL, (Series 1998B), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs), 3.820%, 5/4/2006	7,100,000
18,830,000		Southeast Alabama Gas District, (Series 2003B), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Wachovia Bank N.A. LIQ), 3.880%, 5/4/2006	18,830,000
2,798,000		Tuscaloosa County, AL, Automotive Corridor IDA, (Series 2002), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.850%, 5/4/2006	2,798,000
12,000,000		Wilsonville, AL, IDB, (Series D), (Gaston Plant) Daily VRDNs (Alabama Power Co.), 3.780%, 5/1/2006	12,000,000
		TOTAL	316,608,000
		Alaska--1.7%
4,630,000	[3]	Alaska International Airports System, (PT-1397), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	4,630,000
8,615,000	[3]	Alaska State Housing Finance Corp., (PT-2770), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	8,615,000
25,800,000	[3]	Alaska State Housing Finance Corp., MERLOTS (Series 1999D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	25,800,000
1,300,000		Valdez, AK, Marine Terminal, (Series 2001), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.810%, 5/1/2006	1,300,000
3,600,000		Valdez, AK, Marine Terminal, (Series 2003A), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.810%, 5/1/2006	3,600,000
74,300,000		Valdez, AK, Marine Terminal, (Series 2003B), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.810%, 5/1/2006	74,300,000
12,900,000		Valdez, AK, Marine Terminal, (Series 2003C), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.810%, 5/1/2006	12,900,000
		TOTAL	131,145,000
		Arizona--0.9%
1,250,000		Apache County, AZ, IDA, (1983 Series A), Weekly VRDNs (Tucson Electric Power Co.)/ (Credit Suisse, Zurich LOC), 3.800%, 5/3/2006	1,250,000
1,500,000		Arizona Health Facilities Authority, Weekly VRDNs (University Physicians, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.960%, 5/4/2006	1,500,000
2,000,000		Arizona Health Facilities Authority, (Series 2002), Weekly VRDNs (Royal Oaks Life Care Community)/(LaSalle Bank, N.A. LOC), 3.800%, 5/4/2006	2,000,000
8,990,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/ (FNMA LOC), 3.800%, 5/4/2006	8,990,000
30,000,000	[3]	Maricopa County, AZ, IDA, PUTTERs (Series 420), Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC), 3.860%, 5/5/2006	30,000,000
4,675,000	[3]	Phoenix, AZ, Civic Improvement Corp., MACON (Series 2005L), Weekly VRDNs (FGIC INS)/ (Bank of America N.A. LIQ), 3.840%, 5/4/2006	4,675,000
12,300,000		Phoenix, AZ, Civic Improvement Corp., Senior Lien Wastewater System (Series 2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.820%, 5/3/2006	12,300,000
2,450,000		Phoenix, AZ, IDA, (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 3.830%, 5/3/2006	2,450,000
4,000,000		Pima County, AZ, IDA, (Series 2002A), Weekly VRDNs (La Posada at Park Centre, Inc.)/ (LaSalle Bank, N.A. LOC), 3.800%, 5/4/2006	4,000,000
1,500,000		Sierra Vista, AZ, IDA, (Series 2001A), Weekly VRDNs (Mountain Steppes Properties LLC)/ (FNMA LOC), 3.860%, 5/4/2006	1,500,000
1,000,000		Tucson, AZ, IDA, (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC), 3.820%, 5/2/2006	1,000,000
		TOTAL	69,665,000
		Arkansas--0.3%
21,555,000		Fayetteville, AR, Public Facilities Board, (Series 2002), Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 3.830%, 5/4/2006	21,555,000
		California--2.1%
15,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-5), Weekly VRDNs (Dexia Credit Local LOC), 3.840%, 5/4/2006	15,000,000
17,085,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-9), Weekly VRDNs (Citibank N.A., New York LOC), 3.750%, 5/4/2006	17,085,000
65,475,000		California State Department of Water Resources Power Supply Program, (Series 2005F-2), Daily VRDNs (J.P. Morgan Chase Bank, N.A. and Societe Generale, Paris LOCs), 3.590%, 5/1/2006	65,475,000
8,600,000		California State, (Series 2003 B-3), Weekly VRDNs (BNP Paribas SA, Bank of New York and CALSTRS (California State Teachers' Retirement System) LOCs), 3.840%, 5/3/2006	8,600,000
30,000,000		California State, 4.50% RANs, 6/30/2006	30,072,543
14,920,000		California State, Economic Recovery Bonds (Series 2004C-10), Weekly VRDNs (California State Fiscal Recovery Fund)/(BNP Paribas SA LOC), 3.840%, 5/3/2006	14,920,000
14,900,000		Los Angeles, CA, Department of Water & Power, (Series 2001 B-6), Daily VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische Landesbank (Guaranteed), Dexia Credit Local, J.P. Morgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg (Guaranteed), State Street Bank and Trust Co. and WestLB AG (Guaranteed) LIQs), 3.590%, 5/1/2006	14,900,000
		TOTAL	166,052,543
		Colorado--3.1%
9,500,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A), Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 3.890%, 5/4/2006	9,500,000
2,970,000		Colorado Health Facilities Authority, (Series 1998C-1), Weekly VRDNs (Developmental Disabilities Center)/(J.P. Morgan Chase Bank, N.A. LOC), 3.900%, 5/4/2006	2,970,000
115,500,000		Colorado State, Education Loan Program (Series 2005A), 4.00% TRANs, 8/7/2006	115,893,415
700,000		Denver (City & County), CO, 3.65% TOBs (Blake Street Compendium)/(Key Bank, N.A. LOC), Optional Tender 12/15/2006	700,000
100,000,000	[3]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J) , Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.950%, 5/3/2006	100,000,000
7,235,000	[3]	Denver, CO, City & County Airport Authority, (PT-1324), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	7,235,000
2,800,000		Holland Creek Metropolitan District, CO, (Series 2001), Weekly VRDNs (Bank of America N.A. LOC), 3.730%, 5/4/2006	2,800,000
7,495,000	[3]	Park Creek Metropolitan District, CO, (PT-1871), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.890%, 5/4/2006	7,495,000
		TOTAL	246,593,415
		Connecticut--0.1%
7,000,000	[3]	Connecticut State HFA, Variable Rate Certificates (Series 1998S), Weekly VRDNs (Bank of America N.A. LIQ), 3.830%, 5/4/2006	7,000,000
		Delaware--0.2%
13,250,000		Sussex County, DE, First Mortgage Revenue Bonds (Series 2006C), Weekly VRDNs (Cadbury at Lewes)/(Citizens Bank of Pennsylvania LOC), 3.860%, 5/4/2006	13,250,000
		District of Columbia--0.4%
3,560,000		District of Columbia, (Series 1999), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(Bank of America N.A. LIQ), 3.910%, 5/4/2006	3,560,000
5,450,000		District of Columbia, (Series 1999), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/5/2006	5,450,000
4,500,000		District of Columbia, (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/ (SunTrust Bank LOC), 3.800%, 5/3/2006	4,500,000
11,775,000		District of Columbia, (Series 2001C), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), 3.820%, 5/3/2006	11,775,000
1,820,000		District of Columbia, (Series 2001D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), 3.820%, 5/3/2006	1,820,000
3,575,000		District of Columbia, Revenue Bonds (Series 1997B), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.890%, 5/4/2006	3,575,000
		TOTAL	30,680,000
		Florida--6.5%
7,500,000		Alachua County, FL, Health Facilities Authority, (Series 2003A), Daily VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(SunTrust Bank LOC), 3.090%, 5/1/2006	7,500,000
9,500,000		Brevard County, FL, Educational Facilities Authority, (Series B), Weekly VRDNs (Florida Institute of Technology)/(Bank of America N.A. LOC), 3.800%, 5/4/2006	9,500,000
5,800,000		Broward County, FL, HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/ (HSBC Bank USA LOC), 3.810%, 5/3/2006	5,800,000
1,850,000		Dade County, FL, IDA, (Series 1985D), Weekly VRDNs (Dolphins Stadium)/(Societe Generale, Paris LOC), 3.750%, 5/3/2006	1,850,000
5,475,000		Davie, FL, (Series 2003), Weekly VRDNs (United Jewish Community of Broward County, Inc.)/(Bank of America N.A. LOC), 3.800%, 5/4/2006	5,475,000
5,265,000	[3]	Escambia County, FL, Utilities Authority, (PT-2003), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	5,265,000
6,930,000		Eustis Health Facilities Authority, FL, (Series 1985), Weekly VRDNs (Waterman Medical Center)/(SunTrust Bank LOC), 3.870%, 5/4/2006	6,930,000
7,130,000		Eustis Health Facilities Authority, FL, (Series 1992), Weekly VRDNs (Florida Hospital/ Waterman, Inc.)/(SunTrust Bank LOC), 3.820%, 5/4/2006	7,130,000
4,000,000		Florida HFA, (1985 Series SS), Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 3.860%, 5/3/2006	4,000,000
8,200,000		Florida HFA, (1985 Series YY), Weekly VRDNs (Monterey Meadows Apartments, FL)/(FNMA LOC), 3.820%, 5/4/2006	8,200,000
9,400,000		Florida Higher Educational Facilities Financing Authority, (Series 2005), Weekly VRDNs (Flagler College, Inc.)/(SunTrust Bank LOC), 3.800%, 5/3/2006	9,400,000
20,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2005), Weekly VRDNs (Southeastern University, Inc.)/(Regions Bank, Alabama LOC), 3.820%, 5/4/2006	20,000,000
8,495,000		Florida Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2003), Daily VRDNs (St. Thomas University)/(SunTrust Bank LOC), 2.990%, 5/1/2006	8,495,000
16,300,000		Florida Keys Aqueduct Authority, (Series 2006), Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(DePfa Bank PLC LIQ), 3.800%, 5/3/2006	16,300,000
10,100,000	[3]	Florida State Board of Education Capital Outlay, (Series 2000 SGA-102), Daily VRDNs (Florida State)/(Societe Generale, Paris LIQ), 3.820%, 5/1/2006	10,100,000
17,000,000	[3]	Florida State Board of Education Lottery, ROCs (Series 542), Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ), 3.840%, 5/4/2006	17,000,000
7,000,000	[3]	Florida State Department of Environmental Protection, Floater Certificates (Series 2001-722), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.840%, 5/4/2006	7,000,000
39,700,000	[3]	Florida State, MERLOTS (Series 2005-A22), 3.35% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/15/2006	39,700,000
575,000		Gulf Breeze, FL, (Series 1985E), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ), 3.810%, 5/4/2006	575,000
3,000,000		Highlands County, FL, Health Facilities Authority, (Series 1996A), Weekly VRDNs (Adventist Health System)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.790%, 5/4/2006	3,000,000
8,500,000		Highlands County, FL, Health Facilities Authority, (Series 2003B), Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(SunTrust Bank LOC), 3.800%, 5/4/2006	8,500,000
9,000,000		Highlands County, FL, Health Facilities Authority, (Series 2006A-1), Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 3.830%, 5/4/2006	9,000,000
10,000,000		Highlands County, FL, Health Facilities Authority, (Series 2006B-2), Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(FGIC INS)/(Dexia Credit Local LIQ), 3.860%, 5/4/2006	10,000,000
10,500,000		Highlands County, FL, Health Facilities Authority, (Series 2006B-3), Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(FGIC INS)/(Dexia Credit Local LIQ), 3.790%, 5/4/2006	10,500,000
2,000,000		Highlands County, FL, Health Facilities Authority, Adventist Health System/Sunbelt A/R Program (Series 2004 AR-2), Weekly VRDNs (FGIC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.790%, 5/4/2006	2,000,000
13,005,000		Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2003B), Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(SunTrust Bank LOC), 3.810%, 5/4/2006	13,005,000
10,500,000		Hillsborough County, FL, IDA, (Series 2001), Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC), 3.800%, 5/3/2006	10,500,000
24,000,000		JEA, FL, Electric System, Subordinate Revenue Bonds (2000 Series F), 3.40% CP (Landesbank Hessen-Thueringen (Guaranteed) LIQ), Mandatory Tender 6/7/2006	24,000,000
10,000,000		JEA, FL, Electric System, Subordinate Revenue Bonds (2000 Series F), 3.60% CP (Landesbank Hessen-Thueringen (Guaranteed) LIQ), Mandatory Tender 6/7/2006	10,000,000
4,785,000		Jacksonville, FL, EDC, (Series 2003), Weekly VRDNs (YMCA of Florida's First Coast)/(Bank of America N.A. LOC), 3.800%, 5/4/2006	4,785,000
4,500,000		Jacksonville, FL, EDC, (Series 2003A), Weekly VRDNs (Florida Proton Therapy Institute)/ (Fortis Bank SA/NV and J.P. Morgan Chase Bank, N.A. LOCs), 3.820%, 5/4/2006	4,500,000
4,630,000		Jacksonville, FL, HFDC Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC), 3.800%, 5/4/2006	4,630,000
10,400,000		Lee County, FL, IDA, (Series 2002), Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC), 3.800%, 5/3/2006	10,400,000
9,400,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994), Daily VRDNs (Florida Power & Light Co.), 3.800%, 5/1/2006	9,400,000
2,325,000		Martin County, FL, IDA, (Series 2001), Weekly VRDNs (Young Men's Christian Association of the Treasure Coast, FL)/(SunTrust Bank LOC), 3.800%, 5/3/2006	2,325,000
7,600,000		Miami, FL, Health Facilities Authority, (Series 2005), Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 3.800%, 5/3/2006	7,600,000
5,000,000		Miami-Dade County, FL, IDA, (Series 2005), Weekly VRDNs (Palmer Trinity Private School)/(Key Bank, N.A. LOC), 3.870%, 5/4/2006	5,000,000
9,740,000	[3]	Miami-Dade County, FL, Solid Waste System, (PT-2701), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	9,740,000
5,100,000		Miami-Dade County, FL, Water & Sewer Authority, (Series 2005), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.810%, 5/4/2006	5,100,000
5,000,000		Orange County, FL, IDA, (Series 2000), Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 3.800%, 5/3/2006	5,000,000
10,250,000		Orange County, FL, IDA, (Series 2002), Weekly VRDNs (Catholic Diocese of Orlando)/ (SunTrust Bank LOC), 3.800%, 5/3/2006	10,250,000
4,630,000		Orange County, FL, Health Facilities Authority, (Series 2006A), Weekly VRDNs (Presbyterian Retirement Communities )/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.860%, 5/4/2006	4,630,000
11,200,000		Orange County, FL, Health Facilities Authority, (Series 2006B), Weekly VRDNs (Presbyterian Retirement Communities )/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.860%, 5/4/2006	11,200,000
1,500,000		Palm Beach County, FL, IDA, Weekly VRDNs (Gulfstream Goodwill Industries)/(Wachovia Bank N.A. LOC), 3.900%, 5/5/2006	1,500,000
9,500,000		Palm Beach County, FL, (Series 2000), Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America N.A. LOC), 3.870%, 5/3/2006	9,500,000
4,445,000		Palm Beach County, FL, (Series 2003), Weekly VRDNs (Benjamin Private School, Inc.)/(Bank of America N.A. LOC), 3.800%, 5/4/2006	4,445,000
9,000,000		Palm Beach County, FL, (Series 2003), Weekly VRDNs (Morse Obligated Group)/(Key Bank, N.A. LOC), 3.820%, 5/4/2006	9,000,000
6,410,000		Palm Beach County, FL, (Series 2005), Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New York LOC), 3.820%, 5/4/2006	6,410,000
5,000,000		Pasco County, FL, School Board, Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen LIQ), 3.800%, 5/4/2006	5,000,000
3,000,000		Pinellas County, FL, Health Facility Authority, (Series 1987), Weekly VRDNs (St. Mark Village Project)/(Bank of America N.A. LOC), 3.830%, 5/4/2006	3,000,000
10,450,000	[3]	Reedy Creek Improvement District, FL, PUTTERs (Series 902), 3.46% TOBs (AMBAC INS)/ (J.P. Morgan Chase Bank, N.A. LIQ), Optional Tender 6/15/2006	10,450,000
7,085,000		Santa Rosa County, FL, Health Facilities Revenue Ronds, Weekly VRDNs (Baptist Hospital, Inc. (FL))/(Bank of America N.A. LOC), 3.800%, 5/4/2006	7,085,000
10,000,000		Sarasota County, FL, Health Facilities Authority, (Series 2005A), Weekly VRDNs (Sarasota-Manatee Jewish Housing Council, Inc.)/(Bank of America N.A. LOC), 3.820%, 5/4/2006	10,000,000
7,775,000		St. Lucie County, FL, PCRB, (Series 2000), Daily VRDNs (Florida Power & Light Co.), 3.810%, 5/1/2006	7,775,000
3,950,000		St. Petersburg, FL, HFA, Weekly VRDNs (Florida Blood Services, Inc.)/(Wachovia Bank N.A. LOC), 3.850%, 5/5/2006	3,950,000
7,075,000		St. Petersburg, FL, HFA, (Series 1997), Weekly VRDNs (Manorah Manor)/(SunTrust Bank LOC), 3.830%, 5/3/2006	7,075,000
2,495,000	[3]	Tampa Bay, FL, Water Utility System, (PA-576), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	2,495,000
7,240,000		Tampa, FL, (Series 2001), Weekly VRDNs (Academy of the Holy Names, Inc.)/(SunTrust Bank LOC), 3.800%, 5/3/2006	7,240,000
8,640,000		Volusia County, FL, Education Facility Authority, (Series 2001), Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC), 3.800%, 5/3/2006	8,640,000
11,260,000		Volusia County, FL, Health Facilities Authority, (Series 1994A), Weekly VRDNs (Southwest Volusia Healthcare Corp.)/(SunTrust Bank LOC), 3.800%, 5/4/2006	11,260,000
5,900,000		Washington County, FL, Sales Tax Revenue Bonds (Series 2003A), Weekly VRDNs (SunTrust Bank LOC), 3.820%, 5/4/2006	5,900,000
5,900,000		West Orange, FL, Healthcare District, (Series 1999B), Weekly VRDNs (SunTrust Bank LOC), 3.800%, 5/4/2006	5,900,000
		TOTAL	511,910,000
		Georgia--2.0%
2,880,000		Athens-Clarke County, GA, IDA, (Series 2001), Weekly VRDNs (UGA Real Estate Foundation, Inc.)/(SunTrust Bank LOC), 3.800%, 5/3/2006	2,880,000
9,900,000		Burke County, GA, Development Authority, PCR (Series 1992), Daily VRDNs (Georgia Power Co.), 3.790%, 5/1/2006	9,900,000
4,282,000		Burke County, GA, Development Authority, Pollution Control Revenue Bonds (Series 1994A: Vogtle), Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Dexia Credit Local LIQ), 3.820%, 5/3/2006	4,282,000
3,635,000		Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority, (Series 1996A), Weekly VRDNs (MBIA Insurance Corp. INS)/(SunTrust Bank LIQ), 3.800%, 5/3/2006	3,635,000
4,900,000		Columbus, GA, Hospital Authority, (Series 2000), Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC), 3.800%, 5/3/2006	4,900,000
5,000,000		De Kalb Private Hospital Authority, GA, (Series 1994B), Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC), 3.800%, 5/3/2006	5,000,000
3,175,000		DeKalb County, GA, Development Authority, Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank LOC), 3.800%, 5/3/2006	3,175,000
6,900,000		Floyd County, GA, Development Authority, (Series 2002), Weekly VRDNs (Darlington School)/(SunTrust Bank LOC), 3.850%, 5/4/2006	6,900,000
1,280,000		Fulton County, GA, Development Authority, (Series 1998), Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC), 3.800%, 5/3/2006	1,280,000
1,000,000		Fulton County, GA, Development Authority, (Series 2001), Weekly VRDNs (The Lovett School)/(SunTrust Bank LOC), 3.800%, 5/3/2006	1,000,000
6,000,000		Fulton County, GA, Development Authority, (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 3.800%, 5/3/2006	6,000,000
2,200,000		Fulton County, GA, IDA, Weekly VRDNs (Automatic Data Processing, Inc.), 3.560%, 5/15/2006	2,200,000
4,460,000		Gainesville, GA, Redevelopment Authority, (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 3.800%, 5/3/2006	4,460,000
9,500,000		Georgia State Municipal Gas Authority, (Series A), Weekly VRDNs (Bayerische Landesbank (Guaranteed), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (Guaranteed) and Wachovia Bank N.A. LOCs), 3.830%, 5/3/2006	9,500,000
11,100,000		Georgia State Municipal Gas Authority, (Series A), Weekly VRDNs (Bayerische Landesbank (Guaranteed), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (Guaranteed) and Wachovia Bank N.A. LOCs), 3.830%, 5/3/2006	11,100,000
12,000,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank (Guaranteed), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (Guaranteed) and Wachovia Bank N.A. LOCs), 3.830%, 5/3/2006	12,000,000
500,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (Guaranteed), J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs), 3.830%, 5/3/2006	500,000
1,600,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (Guaranteed), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (Guaranteed) and Wachovia Bank N.A. LOCs), 3.830%, 5/3/2006	1,600,000
22,000,000	[3]	Georgia State, Floater Certificates (Series 2011-647), Weekly VRDNs (Morgan Stanley LIQ), 3.840%, 5/4/2006	22,000,000
17,260,000	[3]	Georgia State, PUTTERs (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.840%, 5/4/2006	17,260,000
10,740,000		Monroe County, GA, Development Authority, (Series 1999B), Daily VRDNs (Oglethorpe Power Corp. Scherer Project)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.790%, 5/1/2006	10,740,000
13,290,000		Savannah, GA, EDA, (Series 2003C), Weekly VRDNs (Marshes of Skidaway Island)/(BNP Paribas SA LOC), 3.840%, 5/4/2006	13,290,000
		TOTAL	153,602,000
		Hawaii--1.1%
14,960,000	[3]	Hawaii State Department of Budget & Finance, PUTTERs (Series 834), Weekly VRDNs (Hawaii Pacific Health)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase & Co. LOC), 3.860%, 5/4/2006	14,960,000
58,325,000	[3]	Hawaii State Department of Budget & Finance, PUTTERs (Series 835), Weekly VRDNs (Hawaii Pacific Health)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase & Co. LOC), 3.860%, 5/4/2006	58,325,000
10,000,000	[3]	Hawaii State, ROCs (Series 6062), Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 3.840%, 5/4/2006	10,000,000
4,465,000	[3]	Honolulu, HI, City & County, ROCs (Series 4043), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.840%, 5/4/2006	4,465,000
		TOTAL	87,750,000
		Illinois--10.8%
11,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-14), Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.850%, 5/4/2006	11,000,000
14,705,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2001-13), Weekly VRDNs (Illinois State)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.850%, 5/4/2006	14,705,000
14,285,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2001-31), Weekly VRDNs (Chicago, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.830%, 5/4/2006	14,285,000
4,320,000		Channahon, IL, (Series 2003A), Weekly VRDNs (Morris Hospital)/(U.S. Bank, N.A. LOC), 3.810%, 5/4/2006	4,320,000
5,785,000		Channahon, IL, (Series 2003C), Weekly VRDNs (Morris Hospital)/(U.S. Bank, N.A. LOC), 3.810%, 5/4/2006	5,785,000
3,115,000		Channahon, IL, (Series 2003D), Weekly VRDNs (Morris Hospital)/(U.S. Bank, N.A. LOC), 3.810%, 5/4/2006	3,115,000
6,175,000	[3]	Chicago, IL, Board of Education, MERLOTS (Series 2001-A64), 3.35% TOBs (FGIC INS)/ (Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	6,175,000
6,200,000	[3]	Chicago, IL, Board of Education, MERLOTS (Series 2001 A47), Weekly VRDNs (FGIC INS)/ (Bank of New York LIQ), 3.820%, 5/3/2006	6,200,000
15,625,000	[3]	Chicago, IL, Board of Education, MERLOTS (Series 1997E), Weekly VRDNs (AMBAC INS)/ (Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	15,625,000
20,000,000	[3]	Chicago, IL, Board of Education, Variable Rate Certificates (Series 1996BB), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.900%, 5/4/2006	20,000,000
13,500,000		Chicago, IL, Metropolitan Water Reclamation District, (Series 2002B), Weekly VRDNs (Bank of America N.A. and Lloyds TSB Bank PLC, London LIQs), 3.800%, 5/3/2006	13,500,000
6,000,000		Chicago, IL, O'Hare International Airport, (Series 2005D), Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Dexia Credit Local LIQ), 3.810%, 5/3/2006	6,000,000
20,615,000	[3]	Chicago, IL, O'Hare International Airport, ROCs (Series 6059), Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ), 3.840%, 5/4/2006	20,615,000
5,290,000	[3]	Chicago, IL, Public Building Commission, ROCs (Series 3000), Weekly VRDNs (Chicago, IL Transit Authority)/(AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.840%, 5/4/2006	5,290,000
131,850,000		Chicago, IL, Wastewater Transmission, (Series 2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.890%, 5/4/2006	131,850,000
4,960,000	[3]	Chicago, IL, Wastewater Transmission, MERLOTS (Series 2001-A125), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	4,960,000
6,850,000	[3]	Chicago, IL, (PT-3112), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	6,850,000
23,025,000		Chicago, IL, (Series 2003 B-1), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.810%, 5/3/2006	23,025,000
9,500,000		Chicago, IL, (Series 2005), Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 3.820%, 5/4/2006	9,500,000
7,825,000	[3]	Chicago, IL, MERLOTS (Series 2002 A-44), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	7,825,000
20,000,000	[3]	Chicago, IL, MERLOTS (Series 1997 V), Weekly VRDNs (Chicago, IL Water Revenue)/(FGIC INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	20,000,000
4,640,000	[3]	Chicago, IL, MERLOTS (Series 2000 WWW), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	4,640,000
6,680,000	[3]	Chicago, IL, MERLOTS (Series 2001 A33), 3.35% TOBs (AMBAC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	6,680,000
12,500,000	[3]	Chicago, IL, PUTTERs (Series 1277), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.840%, 5/4/2006	12,500,000
32,375,000	[3]	Chicago, IL, PUTTERs (Series 737), 3.46% TOBs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), Optional Tender 6/15/2006	32,375,000
24,995,000	[3]	Chicago, IL, Variable Rate Certificates (Series 1998M), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.900%, 5/4/2006	24,995,000
4,000,000		Cook County, IL, (Series 2005), Weekly VRDNs (Catholic Theological Union)/(Harris, N.A. LOC), 3.820%, 5/3/2006	4,000,000
21,900,000		Cook County, IL, Capital Improvement Bonds (Series 2004E), Weekly VRDNs (DePfa Bank PLC LIQ), 3.870%, 5/4/2006	21,900,000
10,785,000	[3]	Cook County, IL, PUTTERs (Series 766), 3.46% TOBs (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), Optional Tender 6/15/2006	10,785,000
6,485,000	[3]	Cook County, IL, Roaring Forks (Series 2004-1), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.880%, 5/4/2006	6,485,000
1,685,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.850%, 5/4/2006	1,685,000
11,905,000		Freeport, IL, (Series 2001), Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 3.960%, 5/4/2006	11,905,000
3,900,000		Galesburg, IL, (Series 1996), Weekly VRDNs (Knox College)/(LaSalle Bank, N.A. LOC), 3.820%, 5/4/2006	3,900,000
2,715,000		Hazel Crest, IL, Retirement Center, (Series 1992A), Weekly VRDNs (Waterford Estates)/ (DePfa Bank PLC LOC), 3.850%, 5/5/2006	2,715,000
6,875,000		Hazel Crest, IL, Retirement Center, (Series 1992A), Weekly VRDNs (Waterford Estates)/ (DePfa Bank PLC LOC), 3.850%, 5/5/2006	6,875,000
6,850,000		Hopedale Village, IL, (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/(J.P. Morgan Chase Bank, N.A. LOC), 3.830%, 5/4/2006	6,850,000
2,400,000		Illinois Development Finance Authority IDB, Weekly VRDNs (Burpee Museum of Natural History)/(J.P. Morgan Chase Bank, N.A. LOC), 3.900%, 5/4/2006	2,400,000
29,000,000		Illinois Development Finance Authority IDB, (Series 1996A), Weekly VRDNs (Presbyterian Home Lake)/(FSA INS)/(Wachovia Bank N.A. LIQ), 3.810%, 5/3/2006	29,000,000
1,760,000		Illinois Development Finance Authority IDB, (Series 1997), Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris, N.A. LOC), 3.900%, 5/4/2006	1,760,000
20,000,000		Illinois Development Finance Authority PCR Daily VRDNs (Diamond Star Motors Corp.)/(Key Bank, N.A. LOC), 3.830%, 5/1/2006	20,000,000
5,045,000		Illinois Development Finance Authority, (Series 1999), Weekly VRDNs (Francis W. Parker School)/(Harris, N.A. and Northern Trust Co., Chicago, IL LOCs), 3.780%, 5/3/2006	5,045,000
2,500,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (St. Ignatius College Prep.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.820%, 5/3/2006	2,500,000
1,000,000		Illinois Development Finance Authority, (Series A), Weekly VRDNs (McCormick Theological Seminary)/(Northern Trust Co., Chicago, IL LOC), 3.820%, 5/3/2006	1,000,000
2,400,000		Illinois Finance Authority, (Series 2004), Weekly VRDNs (Illinois Institute of Technology)/ (Harris, N.A. LOC), 3.820%, 5/3/2006	2,400,000
25,475,000		Illinois Finance Authority, (Series 2006), Weekly VRDNs (Chicago Historical Society)/(J.P. Morgan Chase Bank, N.A. LOC), 3.830%, 5/4/2006	25,475,000
60,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B), Weekly VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC), 3.820%, 5/3/2006	60,000,000
4,500,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.820%, 5/3/2006	4,500,000
75,000,000		Illinois State, Weekly VRDNs (DePfa Bank PLC LIQ), 3.900%, 5/3/2006	75,000,000
5,815,000	[3]	Illinois State, MERLOTS (Series 2002 A49), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	5,815,000
11,915,000		Lombard, IL, (Series 2000: Clover Creek Apartments), Weekly VRDNs (TVO Clover Creek LLC)/(FNMA LOC), 3.820%, 5/4/2006	11,915,000
8,245,000	[3]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2000VVV), Weekly VRDNs (McCormick Place)/(FGIC INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	8,245,000
2,660,000	[3]	Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 269), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.840%, 5/4/2006	2,660,000
4,910,000	[3]	Regional Transportation Authority, IL, (Series 2001-A73), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	4,910,000
11,725,000	[3]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A69), 3.35% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	11,725,000
8,840,000	[3]	Regional Transportation Authority, IL, MERLOTS (Series 2002--A41), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.820%, 5/3/2006	8,840,000
10,780,000	[3]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A23), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	10,780,000
9,910,000	[3]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A24), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.820%, 5/3/2006	9,910,000
3,760,000	[3]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A86), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	3,760,000
9,805,000	[3]	University of Illinois, (PT-2739), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	9,805,000
10,000,000		University of Illinois, (Series 2006A), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ), 3.800%, 5/3/2006	10,000,000
6,245,000	[3]	University of Illinois, MERLOTS (Series 2001-A88), 3.35% TOBs (AMBAC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	6,245,000
		TOTAL	842,605,000
		Indiana--2.6%
18,615,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Indiana Non-AMT), (Series 2002-7), Weekly VRDNs (Indianapolis, IN Local Public Improvement Bond Bank)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.840%, 5/4/2006	18,615,000
4,150,000		Anderson, IN, (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/(National City Bank, Ohio LOC), 3.950%, 5/4/2006	4,150,000
8,450,000	[3]	Brownsburg, IN, School Building Corp., (PT-2650), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	8,450,000
9,785,000		Frankfort, IN, EDA, (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/(Key Bank, N.A. LOC), 3.850%, 5/4/2006	9,785,000
7,665,000		Franklin, IN, (Series 1999), Weekly VRDNs (Franklin United Methodist Home, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.880%, 5/4/2006	7,665,000
12,105,000	[3]	Indiana Bond Bank, MERLOTS (Series 2001 - A119), 3.35% TOBs (Indiana State Revolving Fund Program)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	12,105,000
17,000,000		Indiana Development Finance Authority, (Series 2001), Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.830%, 5/3/2006	17,000,000
8,650,000		Indiana Development Finance Authority, (Series 2003), Weekly VRDNs (Heritage Christian Schools, Inc.)/(Key Bank, N.A. LOC), 3.830%, 5/3/2006	8,650,000
6,000,000		Indiana Health & Educational Facility Financing Authority, (Series 2006), Weekly VRDNs (Marian College, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.820%, 5/4/2006	6,000,000
470,000		Indiana Health Facility Financing Authority, Weekly VRDNs (Crossroads Rehabilitation Center)/(J.P. Morgan Chase Bank, N.A. LOC), 4.050%, 5/4/2006	470,000
2,415,000		Indiana Health Facility Financing Authority, (Series 2001B), Weekly VRDNs (Bethesda Living Center)/(LaSalle Bank, N.A. LOC), 3.820%, 5/4/2006	2,415,000
7,815,000		Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Dunn Memorial Hospital Board of Trustees)/(Fifth Third Bank, Cincinnati LOC), 3.880%, 5/4/2006	7,815,000
13,370,000		Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Major Hospital Board of Trustees)/(J.P. Morgan Chase Bank, N.A. LOC), 3.810%, 5/4/2006	13,370,000
10,100,000		Indiana Health Facility Financing Authority, (Series 2004), Weekly VRDNs (Riverview Hospital)/(National City Bank, Indiana LOC), 3.810%, 5/4/2006	10,100,000
5,245,000	[3]	Indiana Transportation Finance Authority, ROCs (Series 2045), Weekly VRDNs (FSA INS)/ (Citigroup Global Markets Holdings, Inc. LIQ), 3.840%, 5/4/2006	5,245,000
36,470,000	[3]	Indianapolis, IN, Local Public Improvement Bond Bank, Class A Certificates (Series 2002-193), Daily VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ), 3.770%, 5/1/2006	36,470,000
7,220,000		Indianapolis, IN, (Series 2000, Marquette Manor Project), Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC), 3.900%, 5/4/2006	7,220,000
2,415,000		Indianapolis, IN, EDRB (Series 2001), Weekly VRDNs (Indianapolis Electrical Joint Apprenticeship and Training Committee)/(National City Bank, Ohio LOC), 3.870%, 5/4/2006	2,415,000
8,000,000		Lawrence, IN, Economic Development Revenue Board, (Series 2002), Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.850%, 5/4/2006	8,000,000
1,770,000		Linton, IN, (Series 1999), Weekly VRDNs (Franklin-Glenburn Home, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.980%, 5/4/2006	1,770,000
1,885,000		St. Joseph County, IN, (Series 1998), Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 3.860%, 5/3/2006	1,885,000
4,000,000		Vigo County, IN, EDA, (Series 2001), Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC), 3.850%, 5/4/2006	4,000,000
6,580,000	[3]	Warren Township MSD, IN, MERLOTS (Series 2001 A-52), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.820%, 5/3/2006	6,580,000
6,105,000		Winona Lake, IN, (Series 1999A), Weekly VRDNs (Grace Village Retirement Community)/ (U.S. Bank, N.A. LOC), 3.900%, 5/4/2006	6,105,000
		TOTAL	206,280,000
		Kansas--0.1%
9,160,000		Lenexa, KS, Health Care Facilities, (Series 1997A), Weekly VRDNs (Lakeview Village)/ (LaSalle Bank, N.A. LOC), 3.800%, 5/4/2006	9,160,000
		Kentucky--0.2%
8,200,000		Jefferson County, KY, MFH, (Series 2002: Camden Meadows Apartments), Weekly VRDNs (Camden Operating, LP)/(FNMA LOC), 3.810%, 5/4/2006	8,200,000
7,500,000		Jefferson County, KY, (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/ (Wachovia Bank N.A. LOC), 3.800%, 5/4/2006	7,500,000
		TOTAL	15,700,000
		Louisiana--1.0%
12,490,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT), (Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.840%, 5/4/2006	12,490,000
22,000,000	[3]	Jefferson Parish, LA, Hospital Service District No. 1, PUTTERs (Series 522), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC), 3.860%, 5/4/2006	22,000,000
8,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2001), Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC), 3.850%, 5/3/2006	8,000,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004), Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(SunTrust Bank LOC), 3.850%, 5/3/2006	4,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004), Weekly VRDNs (The Christ Episcopal Church in Covington)/(SunTrust Bank LOC), 3.850%, 5/3/2006	3,350,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004A), Weekly VRDNs (Provident Group-NSU Properties LLC)/(Regions Bank, Alabama LOC), 3.880%, 5/4/2006	4,000,000
11,000,000		Louisiana State Offshore Terminal Authority, (Series 2003A), Daily VRDNs (Loop LLC)/ (SunTrust Bank LOC), 3.790%, 5/1/2006	11,000,000
8,000,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, Weekly VRDNs (Loop LLC)/(SunTrust Bank LOC), 3.800%, 5/3/2006	8,000,000
6,275,000	[3]	Louisiana State, (MT-190), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), 3.840%, 5/4/2006	6,275,000
		TOTAL	79,115,000
		Maine--0.1%
10,265,000		Maine Health & Higher Educational Facilities Authority, (Series 2000A), Weekly VRDNs (Bates College)/(AMBAC INS)/(KBC Bank N.V. LIQ), 3.800%, 5/3/2006	10,265,000
		Maryland--3.6%
19,400,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT), (Series 2003-19), 3.50% TOBs (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 6/22/2006	19,400,000
10,070,000	[3]	Baltimore County, MD, Convention Center, Floater Certificates (Series 2004-1292), 3.55% TOBs (XL Capital Assurance Inc. INS)/(Morgan Stanley LIQ), Optional Tender 6/8/2006	10,070,000
6,220,000		Baltimore County, MD, Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/5/2006	6,220,000
3,090,000		Baltimore County, MD, (Series 1999), Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/5/2006	3,090,000
4,000,000		Calvert County, MD, EDA, (Series 2001), Weekly VRDNs (Asbury-Solomons, Inc.)/(KBC Bank N.V. LOC), 3.820%, 5/4/2006	4,000,000
9,290,000		Carroll County, MD, (Series 1999B), Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/ (Radian Asset Assurance INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), 3.820%, 5/4/2006	9,290,000
9,000,000		Frederick County, MD, (1997 Issue) Weekly VRDNs (Homewood at Frederick MD, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.800%, 5/2/2006	9,000,000
4,765,000		Howard County, MD, (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.800%, 5/2/2006	4,765,000
1,650,000		Howard County, MD, (Series 1999), Weekly VRDNs (Howard Development LP Facility)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.900%, 5/5/2006	1,650,000
14,715,000		Howard County, MD, (Series 2002-A), Weekly VRDNs (Columbia Vantage House Corp.)/ (LaSalle Bank, N.A. LOC), 3.790%, 5/4/2006	14,715,000
58,000,000		Maryland Community Development Administration - Residential Revenue, (2006 Series C), 3.375% BANs, 3/7/2007	58,000,000
3,000,000		Maryland IDFA, (Series 2002A), Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(SunTrust Bank LOC), 3.790%, 5/3/2006	3,000,000
3,720,000		Maryland State Economic Development Corp., (1997 Issue), Weekly VRDNs (Jenkins Memorial Nursing Home, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.730%, 5/2/2006	3,720,000
5,400,000		Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.820%, 5/4/2006	5,400,000
5,400,000		Maryland State Economic Development Corp., (Series 2003: Maryland Science Center), Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 3.800%, 5/4/2006	5,400,000
1,890,000		Maryland State Economic Development Corp., (Series 2006A), Weekly VRDNs (eMerge, Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.900%, 5/5/2006	1,890,000
2,185,000		Maryland State Economic Development Corp., (Series 2006B), Weekly VRDNs (eMerge, Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.900%, 5/5/2006	2,185,000
5,325,000		Maryland State Economic Development Corp., (Series A), Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 3.800%, 5/4/2006	5,325,000
1,710,000		Maryland State Health & Higher Educational Facilities Authority, Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.750%, 5/2/2006	1,710,000
2,675,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.800%, 5/3/2006	2,675,000
8,150,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994), Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.750%, 5/3/2006	8,150,000
1,470,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs (Woodbourne Foundation, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.750%, 5/2/2006	1,470,000
5,420,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Boys' Latin School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/5/2006	5,420,000
4,800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 3.789%, 5/3/2006	4,800,000
5,765,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C), Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(LaSalle Bank, N.A. LOC), 3.790%, 5/4/2006	5,765,000
11,515,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B), Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/5/2006	11,515,000
6,815,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004), Weekly VRDNs (Annapolis Life Care, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.800%, 5/4/2006	6,815,000
8,180,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.750%, 5/3/2006	8,180,000
3,700,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/ (Branch Banking & Trust Co., Winston-Salem LOC), 3.820%, 5/4/2006	3,700,000
7,875,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/5/2006	7,875,000
11,880,000		Montgomery County, MD, EDA, (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC), 3.800%, 5/4/2006	11,880,000
914,000		Montgomery County, MD, Housing Opportunities Commission, (Series 1998 Issue I), Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.800%, 5/2/2006	914,000
25,000,000		Montgomery County, MD, (Series 2002), 3.65% CP, Mandatory Tender 7/12/2006	25,000,000
2,235,000		Prince Georges County, MD, (1997 Issue), Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/2/2006	2,235,000
3,365,000		Washington County, MD, (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/5/2006	3,365,000
		TOTAL	278,589,000
		Massachusetts--2.5%
10,000,000		Auburn, MA, 3.75% BANs, 6/16/2006	10,013,497
10,161,000		Chelmsford, MA, 3.75% BANs, 6/23/2006	10,176,076
4,249,472	[3]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series 1997-2), Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.880%, 5/4/2006	4,249,472
10,866,000	[3]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series 2000-2), 3.30% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 8/3/2006	10,866,000
11,000,000		Dedham, MA, 4.00% BANs, 6/1/2006	11,010,445
1,935,307		Hudson, MA, 4.00% BANs, 5/12/2006	1,935,930
8,000,000		Malden, MA, 4.00% BANs, 5/11/2006	8,002,396
8,299,962		Marlborough, MA, 3.75% BANs, 6/15/2006	8,310,921
15,170,000		Massachusetts HEFA, (Series 2004F), Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 3.820%, 5/3/2006	15,170,000
2,450,000	[3]	Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.830%, 5/4/2006	2,450,000
9,925,000		Massachusetts State Development Finance Agency, Weekly VRDNs (Chestnut Hill School)/ (Citizens Bank of Massachusetts LOC), 3.780%, 5/3/2006	9,925,000
19,355,000		Massachusetts State Development Finance Agency, (Series 2002), Weekly VRDNs (Gordon College)/(Citizens Bank of Massachusetts LOC), 3.820%, 5/4/2006	19,355,000
1,627,500	[3]	Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.830%, 5/4/2006	1,627,500
23,250,000	[3]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.770%, 5/1/2006	23,250,000
4,439,086		North Middlesex, MA, Regional School District, 3.75% BANs, 6/30/2006	4,446,544
13,900,000		Spencer East Brookfield, MA, Regional School District, 4.00% BANs, 5/12/2006	13,904,478
17,574,000		Wareham, MA, 3.75% BANs, 6/15/2006	17,596,143
21,581,800		Whitman-Hanson, MA, Regional School District, 3.75% BANs, 7/5/2006	21,621,832
		TOTAL	193,911,234
		Michigan--5.5%
10,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), (Series 2005-2), 3.50% TOBs (Chippewa Valley, MI Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 6/22/2006	10,000,000
2,670,000	[3]	Allen Park, MI, Public School District, ROCs (Series 4007), Weekly VRDNs (Michigan State GTD)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.840%, 5/4/2006	2,670,000
4,825,000	[3]	Detroit, MI, City School District, (PT-1844), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.830%, 5/4/2006	4,825,000
14,380,000	[3]	Detroit, MI, City School District, MERLOTS (Series 2000 A8), 3.35% TOBs (FGIC INS)/ (Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	14,380,000
1,495,000	[3]	Detroit, MI, City School District, ROCs (Series 4004), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.840%, 5/4/2006	1,495,000
24,235,000	[3]	Detroit, MI, City School District, Solar Eclipse Certificates (Series 2006-0001), 3.55% TOBs (FSA INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/8/2007	24,235,000
3,620,000	[3]	Detroit, MI, City School District, Variable Certificates (Series 2002H), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.880%, 5/4/2006	3,620,000
7,905,000	[3]	Detroit, MI, Sewage Disposal System, MERLOTS (Series 2001-A103), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.820%, 5/3/2006	7,905,000
14,125,000	[3]	Detroit, MI, Sewage Disposal System, MERLOTS (Series 2000-I), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	14,125,000
4,260,000	[3]	Detroit, MI, Sewage Disposal System, Variable Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.880%, 5/4/2006	4,260,000
10,000,000	[3]	Detroit, MI, Water Supply System, MERLOTS (Series 2000 D), Weekly VRDNs (FGIC INS)/ (Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	10,000,000
2,620,000	[3]	Forest Hills, MI, Public School, (PT-1762), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.830%, 5/4/2006	2,620,000
8,360,000	[3]	Grand Rapids & Kent County, MI, Joint Building Authority, (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ), 3.870%, 5/3/2006	8,360,000
5,000,000		Grand Rapids, MI, EDR, (Series 1983 - Project #1), Weekly VRDNs (Amway Hotel Corp.)/ (Fifth Third Bank, Michigan LOC), 3.770%, 5/4/2006	5,000,000
2,100,000		Grand Rapids, MI, EDR, (Series 1983-B), Weekly VRDNs (Amway Grand Plaza Hotel Facilities)/(Fifth Third Bank, Michigan LOC), 3.770%, 5/4/2006	2,100,000
1,885,000		Grand Rapids, MI, Economic Development Corp., (Series 1991-B), Weekly VRDNs (Amway Hotel Corp.)/(LaSalle Bank Midwest, N.A. LOC), 3.770%, 5/3/2006	1,885,000
10,245,000		Grand Rapids, MI, Economic Development Corp., (Series 2000), Weekly VRDNs (Holland Home Obligated Group)/(Fifth Third Bank, Michigan LOC), 3.800%, 5/4/2006	10,245,000
1,500,000		Grand Rapids, MI, Economic Development Corp., (Series 1991-A), Weekly VRDNs (Amway Hotel Corp.)/(LaSalle Bank Midwest, N.A. LOC), 3.770%, 5/3/2006	1,500,000
4,700,000		Grand Valley, MI, State University, (Series 2003), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Fifth Third Bank, Cincinnati LIQ), 3.800%, 5/4/2006	4,700,000
4,420,000		Huron County, MI, Economic Development Corp., (Series 2001), Weekly VRDNs (Scheurer Hospital)/(Comerica Bank LOC), 3.850%, 5/4/2006	4,420,000
9,815,000	[3]	Huron Valley, MI, School District, MERLOTS (Series 2001-A120), 3.35% TOBs (Michigan State GTD)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	9,815,000
4,700,000		Jackson County, MI, Hospital Finance Authority, (Series 2005A), Weekly VRDNs (W.A.Foote Memorial Hospital)/(Bank of Nova Scotia, Toronto LOC), 3.820%, 5/4/2006	4,700,000
8,995,000	[3]	Kent County, MI, (Series 1998-118), Weekly VRDNs (Kent County International Airport)/(Kent County, MI GTD)/(Morgan Stanley LIQ), 3.840%, 5/4/2006	8,995,000
56,125,000		Kent Hospital Finance Authority, MI, (Series 2005A), Weekly VRDNs (Spectrum Health)/ (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.780%, 5/3/2006	56,125,000
9,900,000		Kentwood, MI, Public Economic Development Corp., Weekly VRDNs (Holland Home Obligated Group)/(LaSalle Bank, N.A. LOC), 3.790%, 5/4/2006	9,900,000
125,000		Michigan Higher Education Facilities Authority, (Series 1997), Weekly VRDNs (Davenport College of Business)/(Fifth Third Bank, Michigan LOC), 3.820%, 5/4/2006	125,000
5,000,000		Michigan State Hospital Finance Authority, (Series 1999 A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 3.790%, 5/4/2006	5,000,000
5,070,000		Michigan State Hospital Finance Authority, (Series 2000), Weekly VRDNs (Oaklawn Hospital, MI)/(LaSalle Bank Midwest, N.A. LOC), 3.780%, 5/3/2006	5,070,000
4,500,000		Michigan State Hospital Finance Authority, (Series 2000E), Weekly VRDNs (Trinity Healthcare Credit Group)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.800%, 5/4/2006	4,500,000
1,100,000		Michigan State Hospital Finance Authority, (Series B), Weekly VRDNs (LaSalle Bank Midwest, N.A. LOC), 3.840%, 5/3/2006	1,100,000
18,150,000	[3]	Michigan State Hospital Finance Authority, MERLOTS (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	18,150,000
9,975,000		Michigan State Housing Development Authority, (Series 2002A), Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 3.830%, 5/4/2006	9,975,000
11,500,000		Michigan State Strategic Fund Daily VRDNs (Henry Ford Museum & Greenfield Village)/ (Comerica Bank LOC), 3.800%, 5/1/2006	11,500,000
6,870,000		Michigan State Strategic Fund, (Series 2005), Weekly VRDNs (Detroit Public Television)/ (Comerica Bank LOC), 3.850%, 5/4/2006	6,870,000
40,000,000		Michigan State, (2006 Series A), 4.50% TRANs, 9/29/2006	40,199,650
4,385,000	[3]	Michigan State, (PT-2021), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.830%, 5/4/2006	4,385,000
90,000,000	[3]	Michigan State, GO Notes (Series 2005 FR/RI-P5), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.900%, 5/3/2006	90,000,000
2,915,000	[3]	Wyandotte, MI City School District, (PT-1790), Weekly VRDNs (Michigan State GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.830%, 5/4/2006	2,915,000
		TOTAL	427,669,650
		Minnesota--3.6%
13,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT), (Series 2000-8), Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.810%, 5/4/2006	13,000,000
46,185,000	[3]	Becker, MN, (Series 2005 FR/RI-FP12), Weekly VRDNs (Northern States Power Co., MN)/ (Lehman Brothers Holdings, Inc. SWP), 3.640%, 5/4/2006	46,185,000
29,950,000	[3]	Becker, MN, (Series 2006 FR/RI-FP1), Weekly VRDNs (Northern States Power Co., MN)/ (Lehman Brothers Holdings, Inc. SWP), 3.790%, 5/4/2006	29,950,000
2,800,000		Center City, MN, (Series 2000), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC), 3.830%, 5/4/2006	2,800,000
1,550,000		Cohasset, MN, (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(LaSalle Bank, N.A. LOC), 3.810%, 5/4/2006	1,550,000
2,000,000		Hopkins, MN, ISD No. 270, 3.75% TRANs (Minnesota State GTD), 8/7/2006	2,002,940
20,000,000		Minneapolis Special School District No. 001, MN, 3.75% TANs (Minnesota State GTD), 8/10/2006	20,056,389
3,000,000		Minneapolis, MN, Health Care System, (Series 2005B), Weekly VRDNs (Fairview Health Services)/(AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.810%, 5/3/2006	3,000,000
63,520,000		Minneapolis, MN, Health Care System, (Series 2005C), Weekly VRDNs (Fairview Health Services)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.780%, 5/3/2006	63,520,000
5,000,000	[3]	Minneapolis/St. Paul, MN, Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ), 3.850%, 5/3/2006	5,000,000
2,000,000	[3]	Minnesota Public Facilities Authority, (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.830%, 5/4/2006	2,000,000
4,430,000		Minnesota State Higher Education Facility Authority, (Series Five-L), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC), 3.830%, 5/3/2006	4,430,000
10,000		Minnesota State Higher Education Facility Authority, (Series Five-S), Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank, N.A. LOC), 3.810%, 5/4/2006	10,000
4,580,000		Minnesota State Higher Education Facility Authority, (Series Six-E2), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 3.820%, 5/4/2006	4,580,000
3,000,000		Minnesota State Higher Education Facility Authority, (Series Six-H), Weekly VRDNs (St. Thomas University)/(Bank of New York LOC), 3.830%, 5/4/2006	3,000,000
5,995,000	[3]	Minnesota State, (PT-399), Weekly VRDNs (DePfa Bank PLC LIQ), 3.820%, 5/4/2006	5,995,000
14,810,000	[3]	Minnesota State, (PT-400), Weekly VRDNs (DePfa Bank PLC LIQ), 3.820%, 5/4/2006	14,810,000
3,500,000	[3]	Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ), 3.840%, 5/4/2006	3,500,000
5,000,000	[3]	Rochester, MN, Health Care Facility Authority, (Series 1998-177), Weekly VRDNs (Mayo Foundation)/(Morgan Stanley LIQ), 3.840%, 5/4/2006	5,000,000
16,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC), 3.850%, 5/4/2006	16,000,000
10,500,000		Southern Minnesota Municipal Power Agency, 3.25% CP, Mandatory Tender 5/9/2006	10,500,000
22,800,000		Southern Minnesota Municipal Power Agency, 3.60% CP, Mandatory Tender 6/2/2006	22,800,000
555,000		University of Minnesota, (Series 1999A), Weekly VRDNs, 3.900%, 5/3/2006	555,000
3,165,000	[3]	University of Minnesota, Floater Certificates (Series 2001-648), Weekly VRDNs (Morgan Stanley LIQ), 3.840%, 5/4/2006	3,165,000
		TOTAL	283,409,329
		Mississippi--0.1%
3,600,000		Mississippi Business Finance Corp., (Series 2002), Weekly VRDNs (Mississippi State University Foundation, Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.850%, 5/4/2006	3,600,000
8,840,000		Mississippi Business Finance Corp., (Series A), Weekly VRDNs (Mississippi College)/ (Amsouth Bank N.A., Birmingham, AL LOC), 3.920%, 5/4/2006	8,840,000
		TOTAL	12,440,000
		Missouri--3.5%
4,390,000		Kansas City, MO, IDA, (Series 2001A), Weekly VRDNs (Bethesda Living Center)/(LaSalle Bank, N.A. LOC), 3.820%, 5/4/2006	4,390,000
54,015,000		Kansas City, MO, IDA, (Series 2005A), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/ (DePfa Bank PLC LIQ), 3.820%, 5/3/2006	54,015,000
34,985,000		Kansas City, MO, IDA, (Series 2005B), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/ (DePfa Bank PLC LIQ), 3.820%, 5/3/2006	34,985,000
133,505,000		Kansas City, MO, IDA, (Series 2005C), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/ (Dexia Credit Local LIQ), 3.820%, 5/3/2006	133,505,000
44,805,000	[3]	St. Louis, MO, SPEARs (DB-161), Weekly VRDNs (Lambert-St. Louis International Airport)/(MBIA Insurance Corp. INS)/(Deutsche Bank AG LIQ), 3.840%, 5/4/2006	44,805,000
		TOTAL	271,700,000
		Multi State--1.8%
62,357,865	[3]	ABN AMRO Chicago Corp. (Series 1997-1), LeaseTOPS Trust, Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 4.090%, 5/4/2006	62,357,865
35,609,000	[3]	Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate), (Series 1998-2), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.920%, 5/4/2006	35,609,000
3,485,000		Dallas County, AL, Housing Development Corp., (Series 1999: Jim Manor Garden Homes), Weekly VRDNs (Dallas County, AL )/(Wachovia Bank N.A. LOC), 3.900%, 5/5/2006	3,485,000
1,756,819	[3]	Koch Floating Rate Trust (Multistate Non-AMT), (Series 2002-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ), 4.000%, 5/4/2006	1,756,819
6,000,000		Missouri-Illinois Metropolitan District Bi-State Development Agency, (Series 2002A), Weekly VRDNs (Metrolink Cross County Extension)/(FSA INS)/(WestLB AG (Guaranteed) LIQ), 3.800%, 5/3/2006	6,000,000
30,105,000	[3]	TICs/TOCs MuniMae Trust (Series 2002-1M), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Bayerische Landesbank (Guaranteed) LIQ), 3.860%, 5/4/2006	30,105,000
		TOTAL	139,313,684
		Nebraska--0.1%
12,000,000		Scotts Bluff County, NE, Hospital Authority No.1, (Series 2005), Weekly VRDNs (Regional West Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ), 3.840%, 5/4/2006	12,000,000
		Nevada--0.2%
13,055,000	[3]	Clark County, NV, PUTTERs (Series 996), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Dresdner Bank AG, Frankfurt LIQ), 3.840%, 5/4/2006	13,055,000
		New Hampshire--0.1%
90,000		New Hampshire Health and Education Facilities Authority, (Series 2002B), Weekly VRDNs (Catholic Medical Center)/(Citizens Bank of Massachusetts LOC), 3.820%, 5/4/2006	90,000
9,725,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 1997B), Weekly VRDNs (RiverWoods at Exeter)/(Bank of America N.A. LOC), 3.850%, 5/3/2006	9,725,000
		TOTAL	9,815,000
		New Jersey--1.9%
11,860,000	[3]	Delaware River Port Authority, PUTTERs (Series 144), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.840%, 5/4/2006	11,860,000
6,500,000		East Brunswick Township, NJ, 3.75% BANs, 7/5/2006	6,511,830
23,288,233		Edison Township, NJ, 3.75% BANs, 6/21/2006	23,323,408
18,715,000		Englewood, NJ, 3.75% BANs, 7/7/2006	18,750,447
3,200,000		Mahwah Township, NJ, 3.75% BANs, 6/16/2006	3,204,118
6,619,500		Montclair Township, NJ, 3.75% BANs, 6/23/2006	6,629,323
6,856,100		Montclair Township, NJ, 3.75% BANs, 6/23/2006	6,866,274
8,691,000		Montclair Township, NJ, 4.50% BANs, 3/15/2007	8,764,118
18,000,000		Montclair Township, NJ, Temporary School Notes, 4.50% BANs, 3/15/2007	18,151,434
5,295,000	[3]	New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 1998-54), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.820%, 5/4/2006	5,295,000
21,525,000	[3]	New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 241), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 3.840%, 5/4/2006	21,525,000
21,230,000		Passaic County, NJ, 3.75% BANs, 7/14/2006	21,272,697
		TOTAL	152,153,649
		New York—6.9%
40,000		Albany, NY, IDA, (Series 2001A: Empire Commons East), Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.840%, 5/4/2006	40,000
3,000,000		Commack, NY, Union Free School District, 3.75% TANs, 6/30/2006	3,005,139
6,000,000		Commack, NY, Union Free School District, 4.00% TANs, 6/30/2006	6,012,678
9,000,000		East Islip, NY, Union Free School District, 3.75% TANs, 6/30/2006	9,014,103
5,100,000		Long Island Power Authority, NY, (Series 1A), Weekly VRDNs (Bayerische Landesbank (Guaranteed) and Landesbank Baden-Wuerttemberg (Guaranteed) LOCs), 3.790%, 5/3/2006	5,100,000
103,870,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund (Series 2005A), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Citibank NA, New York LIQ), 3.810%, 5/4/2006	103,870,000
4,725,000	[3]	Metropolitan Transportation Authority, NY, Floater Certificates (Series 2004-1153), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.820%, 5/4/2006	4,725,000
21,100,000	[3]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.810%, 5/3/2006	21,100,000
10,000,000		Mineola, NY, Union Free School District, 4.00% TANs, 6/30/2006	10,020,803
78,600,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (Guaranteed) INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 3.820%, 5/3/2006	78,600,000
16,150,000		New York City, NY, Municipal Water Finance Authority, (Fiscal 2006 Series AA-2), Daily VRDNs (Dexia Credit Local LIQ), 3.760%, 5/1/2006	16,150,000
20,000,000		New York City, NY Municipal Water Finance Authority, (Series 5), 3.65% CP, Mandatory Tender 8/17/2006	20,000,000
22,175,000	[3]	New York City, NY, Transitional Finance Authority, (Series 2002 FR/RI L21), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.850%, 5/3/2006	22,175,000
28,500,000		New York City, NY, Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-E), Daily VRDNs (Landesbank Baden-Wuerttemberg (Guaranteed) LIQ), 3.580%, 5/1/2006	28,500,000
8,800,000		New York City, NY, (1996 Series J-2), Weekly VRDNs (WestLB AG (Guaranteed) LOC), 3.790%, 5/3/2006	8,800,000
30,000,000	[3]	New York City, NY, ROCs (Series 251), 3.54% TOBs (Citigroup Global Markets Holdings, Inc. GTD)/(Citigroup Global Markets Holdings, Inc. LIQ), Optional Tender 7/13/2006	30,000,000
20,255,000	[3]	New York City, NY, Floater Certificates (Series 2004-1065), 3.40% TOBs (FSA INS)/(Morgan Stanley LIQ), Mandatory Tender 6/1/2006	20,255,000
23,990,000		New York State Dormitory Authority, (Series 2005), Weekly VRDNs (Park Ridge Hospital, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.800%, 5/4/2006	23,990,000
6,950,000	[3]	New York State Dormitory Authority, MERLOTS (Series 2002-A56), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.810%, 5/3/2006	6,950,000
3,670,000	[3]	New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Floater Certificates (Series 2001-658), Weekly VRDNs (Morgan Stanley LIQ), 3.820%, 5/4/2006	3,670,000
7,200,000		New York State HFA, Service Contract Revenue Bonds (2003 Series G), Weekly VRDNs (WestLB AG (Guaranteed) LOC), 3.790%, 5/3/2006	7,200,000
37,745,999		Niagara Wheatfield, NY, Central School District, 4.50% BANs, 2/15/2007	38,089,384
6,500,000		Port Washington, NY, Union Free School District, 4.00% TANs, 6/22/2006	6,511,722
20,000,000	[3]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1355), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.870%, 5/4/2006	20,000,000
27,265,000	[3]	Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.840%, 5/4/2006	27,265,000
22,585,000		Ulster County, NY, 4.00% BANs, 6/9/2006	22,615,527
		TOTAL	543,659,356
		North Carolina--0.3%
3,870,000		North Carolina Medical Care Commission, (Series 2001), Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.820%, 5/4/2006	3,870,000
1,000,000		North Carolina Medical Care Commission, (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial), 3.770%, 5/4/2006	1,000,000
5,000,000		North Carolina Medical Care Commission, (Series 2006B), Weekly VRDNs (University Health Systems of Eastern Carolina)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.780%, 5/3/2006	5,000,000
5,000,000		North Carolina Medical Care Commission, (Series 2006C-1), Weekly VRDNs (University Health Systems of Eastern Carolina)/(AMBAC INS)/(Bank of America N.A. LIQ), 3.780%, 5/3/2006	5,000,000
5,000,000		North Carolina Medical Care Commission, (Series 2006C-2), Weekly VRDNs (University Health Systems of Eastern Carolina)/(AMBAC INS)/(Bank of America N.A. LIQ), 3.780%, 5/3/2006	5,000,000
		TOTAL	19,870,000
		Ohio--5.4%
6,500,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 2004-14), Weekly VRDNs (Columbus, OH City School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.840%, 5/4/2006	6,500,000
1,400,000		Akron, Bath & Copley, OH, Joint Township, Weekly VRDNs (Visiting Nurses)/(National City Bank, Ohio LOC), 3.920%, 5/4/2006	1,400,000
7,135,000		Akron, Bath & Copley, OH, Joint Township, (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 3.810%, 5/4/2006	7,135,000
7,925,000		Akron, Bath & Copley, OH, Joint Township, (Series 2004B), Weekly VRDNs (Summa Health System)/(J.P. Morgan Chase Bank, N.A. LOC), 3.820%, 5/4/2006	7,925,000
15,880,000		Ashland County, OH, (Series 2005), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 3.850%, 5/4/2006	15,880,000
5,115,000		Butler County Hospital, (Series 2002), Weekly VRDNs (Middletown Regional Hospital)/(J.P. Morgan Chase Bank, N.A. LOC), 3.820%, 5/4/2006	5,115,000
3,500,000		Butler County, OH, (Series C), 4.00% BANs, 9/21/2006	3,514,383
5,060,000		Butler County, OH, 4.50% BANs, 9/21/2006	5,079,714
4,070,000	[3]	Cincinnati City School District, OH, PUTTERs (Series 315), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.840%, 5/4/2006	4,070,000
9,715,000		Clark County, OH, (Series 1999), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/ (Harris, N.A. LIQ), 3.830%, 5/4/2006	9,715,000
8,870,000		Clark County, OH, (Series 2001), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.830%, 5/4/2006	8,870,000
4,165,000		Clark County, OH, (Series 2002), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.830%, 5/4/2006	4,165,000
12,610,000		Cleveland, OH, Airport System, Revenue Bonds (Series 2000C), Weekly VRDNs (FSA INS)/ (Dexia Credit Local and WestLB AG (Guaranteed) LIQs), 3.840%, 5/4/2006	12,610,000
4,015,000	[3]	Cleveland, OH, Waterworks, MERLOTS (Series 2001-A24), 3.35% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	4,015,000
6,000,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2004), Weekly VRDNs (Playhouse Square Foundation)/(Fifth Third Bank, Cincinnati LOC), 3.790%, 5/4/2006	6,000,000
4,005,000		Cuyahoga County, OH, Hospital Authority, (Series 1998-II), Weekly VRDNs (W.O. Walker Center, Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.880%, 5/3/2006	4,005,000
10,820,000		Cuyahoga County, OH, Hospital Authority, (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC), 3.820%, 5/4/2006	10,820,000
5,000,000		Cuyahoga County, OH, IDA, (Series A-1 Remarketing), Weekly VRDNs (University School)/ (Key Bank, N.A. LOC), 3.810%, 5/4/2006	5,000,000
4,000,000		Cuyahoga County, OH, (Series 2002), Weekly VRDNs (The Health Museum of Cleveland)/ (Key Bank, N.A. LOC), 3.810%, 5/4/2006	4,000,000
4,775,000		Cuyahoga, OH, Community College District, (Series 2002B), Weekly VRDNs (AMBAC INS)/ (Key Bank, N.A. LIQ), 3.810%, 5/4/2006	4,775,000
11,000,000		Dublin, OH, City School District, 3.39% BANs, 11/16/2006	11,013,914
1,250,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 3.900%, 5/4/2006	1,250,000
3,000,000		Franklin County, OH, Health Care Facilities, (Series 1999 A), Weekly VRDNs (National Church Residences)/(Key Bank, N.A. LOC), 3.820%, 5/4/2006	3,000,000
7,250,000		Franklin County, OH, Health Care Facilities, (Series 2004), Weekly VRDNs (Creekside at the Village)/(Key Bank, N.A. LOC), 3.810%, 5/4/2006	7,250,000
14,705,000		Franklin County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (First Community Village)/(KBC Bank N.V. LOC), 3.820%, 5/4/2006	14,705,000
6,670,000		Franklin County, OH, Health Care Facilities, Refunding & Improvement Revs (Series 2002 B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank, Ohio LOC), 3.820%, 5/4/2006	6,670,000
4,500,000		Franklin County, OH, IDA, Weekly VRDNs (Heekin Can, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.870%, 5/4/2006	4,500,000
3,250,000		Franklin County, OH, Revenue, (Series 2000F), Weekly VRDNs (Trinity Healthcare Credit Group), 3.800%, 5/4/2006	3,250,000
5,950,000		Geauga County, OH, (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC), 3.860%, 5/4/2006	5,950,000
1,015,000		Genoa Village, OH, (Series 1999), Weekly VRDNs (Genoa Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 3.950%, 5/4/2006	1,015,000
12,380,000		Greene County, OH, Hospital Facilities Revenue Authority, (Series 1999A), Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC), 3.810%, 5/4/2006	12,380,000
3,580,000		Hamilton County, OH, Hospital Facilities Authority, (Series 1999A), Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 3.800%, 5/4/2006	3,580,000
3,393,000		Hamilton County, OH, Hospital Facilities Authority, (Series B), Revenue Bonds, Weekly VRDNs (Health Alliance of Greater Cincinnati)/(MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.790%, 5/4/2006	3,393,000
4,620,000		Hamilton County, OH, (Series 2000A), Weekly VRDNs (Deaconess Long Term Care, Inc.)/ (LaSalle Bank, N.A. LOC), 3.830%, 5/3/2006	4,620,000
30,800,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.840%, 5/4/2006	30,800,000
5,250,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.840%, 5/4/2006	5,250,000
6,350,000		Hamilton, OH, 4.00% BANs, 5/4/2006	6,350,584
12,500,000		Lake County, OH, Weekly VRDNs (Lake County, OH Hospital System, Inc.)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.880%, 5/3/2006	12,500,000
4,450,000		Lima, OH, 4.00% BANs, 5/4/2006	4,450,366
4,680,000		Lima, OH, 4.50% BANs, 5/3/2007	4,713,696
6,795,000		Lorain County, OH, EDA, Weekly VRDNs (Lake Ridge Academy)/(National City Bank, Ohio LOC), 4.050%, 5/4/2006	6,795,000
4,650,000		Louisville, OH, (Series 1999A), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 4.030%, 5/4/2006	4,650,000
5,065,000		Louisville, OH, (Series 1999B), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 4.030%, 5/4/2006	5,065,000
7,400,000		Lucas County, OH, IDA, Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 3.900%, 5/4/2006	7,400,000
1,180,000		Marion County, OH, Health Care Facilities, Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC), 4.000%, 5/4/2006	1,180,000
4,550,000		Mason, OH, 4.25% BANs, 5/25/2006	4,553,924
2,450,000		Middletown, OH, Weekly VRDNs (Bishop Fenwick High School)/(J.P. Morgan Chase Bank, N.A. LOC), 3.870%, 5/3/2006	2,450,000
6,495,000	[3]	Middletown, OH, (MT-239), Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.890%, 5/4/2006	6,495,000
5,925,000		North Ridgeville, OH, (Series C), 4.00% BANs, 5/3/2006	5,925,331
225,000		Ohio State Higher Educational Facilities Commission, Weekly VRDNs (Notre Dame College)/ (National City Bank, Ohio LOC), 3.970%, 5/4/2006	225,000
3,620,000		Ohio State Higher Educational Facilities Commission, (Series A), Weekly VRDNs (John Carroll University, OH)/(Allied Irish Banks PLC LOC), 3.810%, 5/4/2006	3,620,000
5,695,000	[3]	Ohio State Turnpike Commission, Floater Certificates 1998-71, Weekly VRDNs (FGIC INS)/ (Morgan Stanley LIQ), 3.840%, 5/4/2006	5,695,000
3,375,000		Ohio State University, (Series 1999 B2), Weekly VRDNs, 3.790%, 5/3/2006	3,375,000
30,000,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B), Weekly VRDNs (FirstEnergy Corp.)/(Barclays Bank PLC LOC), 3.810%, 5/3/2006	30,000,000
6,000,000		Ohio State, (Series 2001B), Weekly VRDNs, 3.800%, 5/3/2006	6,000,000
8,750,000		Pike County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (Bristol Village Homes)/(Key Bank, N.A. LOC), 3.820%, 5/4/2006	8,750,000
5,000,000		Port of Greater Cincinnati, OH, Development Authority, (Series 2003A), Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, J.P. Morgan Chase Bank, N.A., LaSalle Bank, N.A. and U.S. Bank, N.A. LOCs), 3.830%, 5/3/2006	5,000,000
4,755,000		Ross County, OH, Weekly VRDNs (Adena Health System)/(Huntington National Bank, Columbus, OH LOC), 3.960%, 5/4/2006	4,755,000
7,585,000		Seneca County, OH, Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 3.860%, 5/4/2006	7,585,000
2,140,000		Summit County, OH, (Series 1996), Weekly VRDNs (United Disability Services, Inc.)/ (FirstMerit Bank, N.A. LOC), 4.050%, 5/4/2006	2,140,000
5,370,000		Summit County, OH, (Series 2002), Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 3.810%, 5/4/2006	5,370,000
3,770,000		Village of Holland, OH, (Series 2001), Weekly VRDNs (Anne Grady Corp.)/(Fifth Third Bank, Cincinnati LOC), 3.830%, 5/4/2006	3,770,000
9,075,000		Warrensville Heights, OH, 4.00% BANs, 6/1/2006	9,082,481
950,000		Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995), Weekly VRDNs (D & M Realty)/(J.P. Morgan Chase Bank, N.A. LOC), 3.820%, 5/4/2006	950,000
6,880,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003), Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 3.880%, 5/4/2006	6,880,000
		TOTAL	424,947,393
		Oklahoma--0.4%
3,090,000		Oklahoma Development Finance Authority, (Series 2001), Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America N.A. LOC), 3.900%, 5/4/2006	3,090,000
7,075,000		Oklahoma Industries Authority, (Series 2005), Weekly VRDNs (Oklahoma Christian University)/(LaSalle Bank, N.A. LOC), 3.830%, 5/4/2006	7,075,000
7,400,000		Oklahoma State Industries Authority, (Series 2002), Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 3.850%, 5/4/2006	7,400,000
7,885,000		Payne County, OK, EDA, (Series 2005), Weekly VRDNs (OSUF Phase III Student Housing LLC)/(AMBAC INS)/(Dexia Credit Local LIQ), 3.720%, 5/4/2006	7,885,000
3,000,000	[3]	Tulsa, OK, International Airport, Variable Rate Certificates (Series 1997B-2), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.950%, 5/4/2006	3,000,000
		TOTAL	28,450,000
		Oregon--0.2%
6,500,000		Portland, OR, Economic Development Revenue Board, (Series 2003-A), Weekly VRDNs (Broadway Housing LLC)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.810%, 5/4/2006	6,500,000
12,345,000	[3]	Portland, OR, Sewer System, (PT-2687), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	12,345,000
		TOTAL	18,845,000
		Pennsylvania--6.8%
6,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT), (Series 2003-24), Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.840%, 5/4/2006	6,000,000
16,340,000		Adams County, PA, IDA, (Series 2002), Weekly VRDNs (Wellspan Properties, Inc.)/(AMBAC INS)/(Allied Irish Banks PLC LIQ), 3.830%, 5/4/2006	16,340,000
4,910,000		Allegheny County, PA, HDA, (Series 1990 D), Weekly VRDNs (Presbyterian University Hospital)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.830%, 5/4/2006	4,910,000
10,000,000		Allegheny County, PA, HDA, (Series 2005A), Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.830%, 5/4/2006	10,000,000
10,005,000		Allegheny County, PA, HDA, (Series 2005B), Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.830%, 5/4/2006	10,005,000
5,840,000		Allegheny County, PA, HDA, (Series B1), Weekly VRDNs (Presbyterian University Hospital)/(J.P. Morgan Chase Bank, N.A. LOC), 3.830%, 5/4/2006	5,840,000
2,810,000		Allegheny County, PA, IDA, (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(National City Bank, Pennsylvania LOC), 3.830%, 5/4/2006	2,810,000
2,850,000		Allegheny County, PA, IDA, (Series 2002), Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 3.850%, 5/4/2006	2,850,000
9,000,000		Allegheny County, PA, IDA, (Series 2005), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.850%, 5/4/2006	9,000,000
555,000		Allegheny County, PA, IDA, (Series B of 1997), Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC), 3.870%, 5/4/2006	555,000
6,900,000		Allegheny County, PA, IDA, (Series B), Weekly VRDNs (Zoological Society of Pittsburgh)/ (PNC Bank, N.A. LOC), 3.830%, 5/4/2006	6,900,000
5,000,000		Allegheny County, PA, IDA, (Series of 2002), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.850%, 5/4/2006	5,000,000
4,000,000		Bermudian Springs, PA, School District, (Series 2005), Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 3.820%, 5/4/2006	4,000,000
6,615,000		Butler County, PA, IDA, (Series 2000A), Weekly VRDNs (Concordia Lutheran Ministries)/ (Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.810%, 5/4/2006	6,615,000
10,255,000		Butler County, PA, IDA, (Series A of 2004), Weekly VRDNs (Concordia Lutheran Ministries)/ (Bank of America N.A. LOC), 3.730%, 5/4/2006	10,255,000
3,955,000		Central Bucks, PA, School District, (Series 2000A), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ), 3.850%, 5/4/2006	3,955,000
4,440,000		Chartiers Valley, PA, Industrial & Commercial Development Authority, (Series 2000B), Weekly VRDNs (Asbury Heights)/(LaSalle Bank, N.A. LOC), 3.820%, 5/4/2006	4,440,000
8,400,000		Clearfield County, PA, IDA, (Series 2002), Weekly VRDNs (Dubois Area Catholic School)/ (PNC Bank, N.A. LOC), 3.830%, 5/4/2006	8,400,000
5,000,000	[3]	Commonwealth of Pennsylvania, (Series 2001-JPMC5), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.870%, 5/3/2006	5,000,000
4,548,500	[3]	Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.840%, 5/4/2006	4,548,500
3,000,000		Cumberland County, PA, Municipal Authority, (Series 1993), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 3.800%, 5/4/2006	3,000,000
3,200,000		Cumberland County, PA, (Series of 2001), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.850%, 5/4/2006	3,200,000
3,380,000		Dallastown Area School District, PA, (Series 1998), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.820%, 5/4/2006	3,380,000
15,380,000		Dauphin County, PA, General Authority, (Education and Health Loan Program, Series 1997), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.850%, 5/4/2006	15,380,000
9,800,000		Dauphin County, PA, IDA, (Series 2005), Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.830%, 5/5/2006	9,800,000
4,300,000		Delaware County, PA, Authority, Hospital Revenue Bonds (Series of 1996), Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC), 3.800%, 5/3/2006	4,300,000
14,000,000	[3]	Delaware Valley, PA, Regional Finance Authority, (Series 5005 BBT), 3.45% TOBs (AMBAC INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), Optional Tender 1/9/2007	14,000,000
4,555,000	[3]	Delaware Valley, PA, Regional Finance Authority, Variable Rate Certificates (Series 2002E), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.860%, 5/4/2006	4,555,000
10,735,000		Derry Township, PA, Industrial and Commercial Development Authority, Arena Project (Series 200A), Weekly VRDNs (PNC Bank, N.A. LOC), 3.830%, 5/4/2006	10,735,000
13,500,000		Doylestown Hospital Authority, PA, (Series 1998 B), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ), 3.900%, 5/4/2006	13,500,000
2,000,000		Doylestown Hospital Authority, PA, (Series 1998C), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ), 3.960%, 5/4/2006	2,000,000
1,900,000		East Hempfield Township, PA, IDA, (Series of 1997), Weekly VRDNs (Mennonite Home)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.810%, 5/3/2006	1,900,000
1,400,000		Erie County, PA, Hospital Authority, Weekly VRDNs (St. Mary's Hospital Erie, PA)/(PNC Bank, N.A. LOC), 3.860%, 5/4/2006	1,400,000
12,450,000		Erie County, PA, Hospital Authority, Weekly VRDNs (St. Vincent Health System)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.920%, 5/4/2006	12,450,000
9,500,000		Erie County, PA, Hospital Authority, (Series A of 2001), Weekly VRDNs (Forestview Health Care Center)/(KBC Bank N.V. LOC), 3.860%, 5/4/2006	9,500,000
9,550,000		Horizon Hospital System Authority, PA, (Series 2002), Weekly VRDNs (St. Paul Homes)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/4/2006	9,550,000
10,840,000		Huntingdon County, PA, General Authority, (Series A), Weekly VRDNs (Juniata College)/ (PNC Bank, N.A. LOC), 3.830%, 5/4/2006	10,840,000
2,889,000		Lawrence County, PA, IDA, (Series 2003), Weekly VRDNs (Villa Maria Retirement Center)/ (Allied Irish Banks PLC LOC), 3.810%, 5/4/2006	2,889,000
5,495,000		Lebanon County, PA, Health Facilities Authority, (Series 1999), Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 3.800%, 5/4/2006	5,495,000
2,405,000		Lehigh County, PA, General Purpose Authority, (Series 2000), Weekly VRDNs (The Good Shepherd Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.860%, 5/4/2006	2,405,000
5,500,000		Luzerne County, PA, (Series 2004), Weekly VRDNs (PNC Bank, N.A. LOC), 3.830%, 5/4/2006	5,500,000
8,200,000		Mercersburg Borough, PA, General Purpose Authority, (Series A of 2000), Weekly VRDNs (Regents of the Mercersburg College)/(SunTrust Bank LOC), 3.800%, 5/3/2006	8,200,000
9,300,000		Mercersburg Borough, PA, General Purpose Authority, (Series B of 2000), Weekly VRDNs (Regents of the Mercersburg College)/(SunTrust Bank LOC), 3.800%, 5/3/2006	9,300,000
10,150,000		Montgomery County, PA, IDA, Pollution Control Revenue (2002 Series A), Weekly VRDNs (Exelon Generation Co. LLC)/(Wachovia Bank N.A. LOC), 3.810%, 5/3/2006	10,150,000
3,780,000		Moon, PA, IDA, (Series 2005), Weekly VRDNs (YMCA of Greater Pittsburgh)/(PNC Bank, N.A. LOC), 3.830%, 5/4/2006	3,780,000
3,600,000		Pennsylvania EDFA, (Series 1995 B), Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 3.850%, 5/3/2006	3,600,000
900,000		Pennsylvania EDFA, (Series 1996 E), Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 3.830%, 5/4/2006	900,000
8,100,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5), Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC), 3.830%, 5/4/2006	8,100,000
7,400,000		Pennsylvania State Higher Education Facilities Authority, (Series H1), Weekly VRDNs (Beaver College, PA)/(Allied Irish Banks PLC LOC), 3.830%, 5/4/2006	7,400,000
2,100,000		Pennsylvania State Higher Education Facilities Authority, (Series I-4), Weekly VRDNs (Messiah College)/(PNC Bank, N.A. LOC), 3.830%, 5/4/2006	2,100,000
7,685,000		Pennsylvania State Higher Education Facilities Authority, (Series J1), Weekly VRDNs (Juniata College)/(Allied Irish Banks PLC LOC), 3.830%, 5/4/2006	7,685,000
6,965,000	[3]	Pennsylvania State Higher Education Facilities Authority, ROCs (Series 1018), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.840%, 5/4/2006	6,965,000
6,150,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), Weekly VRDNs (Washington & Jefferson College)/(National City Bank, Pennsylvania LOC), 3.820%, 5/4/2006	6,150,000
1,000,000		Pennsylvania State University, (Series 2002), Weekly VRDNs (Toronto Dominion Bank LIQ), 3.800%, 5/4/2006	1,000,000
3,700,000		Philadelphia, PA, Authority for Industrial Development, (Series 1998), Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC), 3.830%, 5/4/2006	3,700,000
25,000,000		Philadelphia, PA, Gas Works, (Series C), 3.30% CP (J.P. Morgan Chase Bank, N.A. LOC), Mandatory Tender 5/11/2006	25,000,000
3,755,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2004), Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 3.800%, 5/4/2006	3,755,000
138,600,000		Philadelphia, PA, (Series A of 2005-2006), 4.00% TRANs, 6/30/2006	138,872,869
9,000,000		Southcentral PA, General Authority, (Series 2005), Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/5/2006	9,000,000
1,055,000		Southcentral PA, General Authority, (Series 2005A), Weekly VRDNs (Wellspan Health Obligated Group)/(AMBAC INS)/(Citibank N.A., New York LIQ), 3.780%, 5/3/2006	1,055,000
		TOTAL	529,915,369
		Puerto Rico--0.4%
34,980,000	[3]	Puerto Rico Highway and Transportation Authority, (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial Guaranty N.A. INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006	34,980,000
		South Carolina--0.4%
5,909,000	[3]	Berkeley County, SC, School District, Floater Certificates (Series 2001-656), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.840%, 5/4/2006	5,909,000
4,905,000	[3]	Grand Strand Water & Sewage Authority, SC, MERLOTS (Series 2001-A118), 3.35% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	4,905,000
9,847,500	[3]	South Carolina State Public Service Authority (Santee Cooper), MERLOTS (Series 2004-B6), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	9,847,500
6,640,000	[3]	South Carolina Transportation Infrastructure Bank, (Series IXIS 2005-20), Weekly VRDNs (AMBAC INS)/(Caisse des Depots et Consignations (CDC), Paris LIQ), 3.840%, 5/4/2006	6,640,000
90,000		South Carolina, EDA, (Series 2001), Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC), 3.800%, 5/4/2006	90,000
5,000,000		South Carolina, EDA, (Series 2002), Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/ (Bank of America N.A. LOC), 3.850%, 5/4/2006	5,000,000
		TOTAL	32,391,500
		Tennessee--1.7%
13,071,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-1), Weekly VRDNs (Metropolitan Government Nashville & Davidson County, TN)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.830%, 5/4/2006	13,071,000
6,800,000		Chattanooga, TN, HEFA, Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC), 3.920%, 5/4/2006	6,800,000
4,100,000		Chattanooga, TN, IDB, (Series 1997), Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 3.800%, 5/3/2006	4,100,000
17,395,000	[3]	Elizabethton, TN, Health & Educational Facilities Board, MERLOTS (Series 2000 GG), 3.35% TOBs (Mountain States Health Alliance)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	17,395,000
6,000,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Episcopal School of Knoxville)/(SunTrust Bank LOC), 3.800%, 5/3/2006	6,000,000
10,700,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Johnson Bible College)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.920%, 5/4/2006	10,700,000
8,450,000		Memphis, TN, Center City Revenue Finance Corp., (Series 1996A), Weekly VRDNs (South Bluffs)/(National Bank of Commerce, Memphis, TN LOC), 3.900%, 5/4/2006	8,450,000
500,000		Metropolitan Government Nashville & Davidson County, TN, HEFA, (Series 1996), Weekly VRDNs (Dede Wallace Center)/(SunTrust Bank LOC), 3.800%, 5/3/2006	500,000
6,300,000		Metropolitan Government Nashville & Davidson County, TN, HEFA, (Series 1997), Weekly VRDNs (Belmont University)/(SunTrust Bank LOC), 3.800%, 5/3/2006	6,300,000
7,625,000		Metropolitan Government Nashville & Davidson County, TN, IDB, (Series 2003), Weekly VRDNs (David Lipscomb University)/(SunTrust Bank LOC), 3.800%, 5/3/2006	7,625,000
295,000		Montgomery County, TN, Public Building Authority, Pooled Financing Revenue Bonds (Series 1996), Weekly VRDNs (Montgomery County Loan)/(Bank of America N.A. LOC), 3.800%, 5/4/2006	295,000
4,200,000		Sevier County, TN, Public Building Authority, (Series II-B-2), Weekly VRDNs (Citizens Gas Utility District of Scott & Morgan Counties)/(AMBAC INS)/(KBC Bank N.V. LIQ), 3.820%, 5/4/2006	4,200,000
2,685,000		Sevier County, TN, Public Building Authority, (Series II-G-3), Weekly VRDNs (Maryville, TN)/ (AMBAC INS)/(KBC Bank N.V. LIQ), 3.820%, 5/4/2006	2,685,000
7,860,000		Sevier County, TN, Public Building Authority, Local Government Public Improvement Bonds, (Series II-G-1), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ), 3.820%, 5/4/2006	7,860,000
14,570,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 2003C), Weekly VRDNs (Village at Germantown, Inc.)/(BNP Paribas SA LOC), 3.820%, 5/4/2006	14,570,000
510,000		Washington County, TN, IDB, (Series 1996), Weekly VRDNs (Springbrook Properties)/ (SunTrust Bank LOC), 3.800%, 5/3/2006	510,000
24,000,000		Wilson County, TN, Sports Authority, (Series 1999), Weekly VRDNs (Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.830%, 5/4/2006	24,000,000
		TOTAL	135,061,000
		Texas--14.8%
20,996,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-19), Weekly VRDNs (Dallas, TX Waterworks & Sewer System)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.850%, 5/4/2006	20,996,000
5,500,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-16), Weekly VRDNs (Leander, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.850%, 5/4/2006	5,500,000
16,745,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2004-5), Weekly VRDNs (Lake Travis, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/ (ABN AMRO Bank NV, Amsterdam LIQ), 3.850%, 5/4/2006	16,745,000
24,470,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Texas Non-AMT), (Series 2005-8), Weekly VRDNs (North Texas Tollway Authority)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.850%, 5/4/2006	24,470,000
10,890,000	[3]	Aldine, TX, ISD, (Series 1997), SGB-30, Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ), 3.840%, 5/4/2006	10,890,000
8,880,000	[3]	Arlington, TX, PUTTERs (Series 760), 3.46% TOBs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), Optional Tender 6/15/2006	8,880,000
13,755,000	[3]	Austin, TX, Electric Utility System, (Series 2002-744D), Weekly VRDNs (AMBAC INS)/ (Morgan Stanley LIQ), 3.840%, 5/4/2006	13,755,000
6,415,000	[3]	Austin, TX, Water and Wastewater System, MERLOTS (Series 2001 A-63), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/4/2006	6,415,000
10,000,000	[3]	Austin, TX, MERLOTS (Series 2000-A26), 3.35% TOBs (MBIA Insurance Corp. INS)/ (Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	10,000,000
14,235,000	[3]	Bastrop, TX, ISD, (PT-2775), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	14,235,000
3,500,000		Bexar County, TX, Housing Finance Corp., (Series 2005A), Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 3.850%, 5/4/2006	3,500,000
13,815,000	[3]	Bexar County, TX, Clippers (Series 2001-3), 3.45% TOBs (MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/7/2006	13,815,000
10,000,000		Crawford, TX, Education Facilities Corp., (Series 2004A), Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 3.890%, 5/4/2006	10,000,000
11,850,000	[3]	Cypress-Fairbanks, TX, ISD, (PT-2858), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	11,850,000
10,130,000	[3]	Fort Worth, TX, Water & Sewer, (PT-2692), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	10,130,000
8,180,000	[3]	Frisco, TX, (PT-2737), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	8,180,000
8,570,000	[3]	Frisco, TX, (PT-2789), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	8,570,000
400,000		Grapevine, TX, IDC, (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(Bank of Montreal LOC), 3.850%, 5/4/2006	400,000
13,415,000	[3]	Grapevine-Colleyville, TX, ISD, (PT-2766), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	13,415,000
4,900,000		Harris County, TX, HFDC, (Series 2000), Weekly VRDNs (St. Dominic Village)/(J.P. Morgan Chase Bank, N.A. LOC), 3.870%, 5/4/2006	4,900,000
15,850,000		Harris County, TX, HFDC, (Series 2002), Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(J.P. Morgan Chase Bank, N.A. LOC), 3.810%, 5/1/2006	15,850,000
88,000,000		Harris County, TX, HFDC, (Series 2005A), Weekly VRDNs (St. Luke's Episcopal Hospital)/ (FGIC INS)/(Citibank N.A., New York and J.P. Morgan Chase Bank, N.A. LIQs), 3.830%, 5/4/2006	88,000,000
99,800,000		Harris County, TX, HFDC, (Series 2005B), Daily VRDNs (Methodist Hospital, Harris County, TX), 3.810%, 5/1/2006	99,800,000
125,000,000		Harris County, TX, HFDC, (Series 2006A), 3.60% TOBs (Methodist Hospital, Harris County, TX), Optional Tender 7/3/2006	125,000,000
28,185,000	[3]	Harris County, TX, ROCs (Series 4056), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ), 3.840%, 5/4/2006	28,185,000
12,000,000	[3]	Houston, TX, Airport System, MERLOTS (Series 2000-A25), Weekly VRDNs (FSA INS)/ (Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	12,000,000
10,555,000	[3]	Houston, TX, Combined Utility System, (PT-2670), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	10,555,000
10,220,000		Houston, TX, Higher Education Finance Corp., (Series 2000A), Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC), 3.910%, 5/4/2006	10,220,000
19,435,000	[3]	Houston, TX, ISD, Floater Certificates (Series 1998-133), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Morgan Stanley LIQ), 3.840%, 5/4/2006	19,435,000
15,280,000	[3]	Houston, TX, Water & Sewer System, MERLOTS (Series 2001-A128), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.820%, 5/3/2006	15,280,000
7,935,000	[3]	Houston, TX, Water & Sewer System, MERLOTS (Series 2002-A-16), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	7,935,000
11,080,000		Kendall County, TX, Health Facilities Development Corp., (Series 2002-A), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.820%, 5/4/2006	11,080,000
2,825,000		Kendall County, TX, Health Facilities Development Corp., (Series 2002-B), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.820%, 5/4/2006	2,825,000
9,120,000	[3]	Laredo, TX, ISD, (PT-2673), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	9,120,000
11,840,000	[3]	McAllen, TX, ISD, (PT-3082), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	11,840,000
8,560,000	[3]	McKinney, TX, ISD, (PT-1180), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	8,560,000
5,115,000	[3]	North East, TX, ISD, PUTTERs (Series 390), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.840%, 5/4/2006	5,115,000
870,000		North Richland Hills, TX, IDC, Weekly VRDNs (Tecnol, Inc.)/(Bank of America N.A. LOC), 3.820%, 5/4/2006	870,000
103,000,000		North Texas Tollway Authority, Variable Rate Revenue Bonds (Series 2005C), Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 3.820%, 5/3/2006	103,000,000
7,290,000		Richmond, TX, Higher Education Finance Corp., (Series 2003-A), Weekly VRDNs (Bayou Student Housing LLC - University of Houston)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.830%, 5/4/2006	7,290,000
5,400,000	[3]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A12), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	5,400,000
5,850,000	[3]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2001 A10), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	5,850,000
81,305,000	[3]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A53), 3.385% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/24/2007	81,305,000
11,100,000	[3]	San Antonio, TX, Electric & Gas System, Municipal Securities Trust Receipts (Series 1997 SG 101), Weekly VRDNs (Societe Generale, Paris LIQ), 3.840%, 5/4/2006	11,100,000
4,650,000	[3]	San Antonio, TX, Electric & Gas System, PUTTERs (Series 771), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.840%, 5/4/2006	4,650,000
7,935,000	[3]	San Antonio, TX, ISD, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	7,935,000
11,980,000	[3]	San Antonio, TX, Water System, ROCs (Series 487), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.840%, 5/4/2006	11,980,000
3,680,000	[3]	San Antonio, TX, ROCs (Series 6003), 3.45% TOBs (FSA INS)/(Citibank N.A., New York LIQ), Optional Tender 7/6/2006	3,680,000
11,510,000	[3]	Tarrant County, TX, Housing Finance Corp., (PT-482), Weekly VRDNs (Bear Creek Apartments)/(FHLMC GTD)/(FHLMC LIQ), 3.850%, 5/4/2006	11,510,000
199,380,000		Texas State, (Series 2005), 4.50% TRANs, 8/31/2006	200,374,950
6,000,000	[3]	Texas Turnpike Authority, ROCs (Series 188), Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ), 3.840%, 5/4/2006	6,000,000
		TOTAL	1,158,390,950
		Utah--0.9%
3,700,000		Emery County, UT, (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.810%, 5/1/2006	3,700,000
15,000,000		Murray City, Utah Hospital Revenue, (Series 2005 D), Weekly VRDNs (IHC Health Services, Inc.)/(Citibank N.A., New York LIQ), 3.730%, 5/4/2006	15,000,000
33,000,000		Murray City, Utah Hospital Revenue, (Series 2005A), Daily VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.810%, 5/1/2006	33,000,000
15,475,000		Murray City, Utah Hospital Revenue, (Series 2005B), Daily VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.810%, 5/1/2006	15,475,000
2,490,000	[3]	Utah State Municipal Power Agency, (PT-1813), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.850%, 5/4/2006	2,490,000
		TOTAL	69,665,000
		Virginia--1.1%
10,500,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT), (Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.820%, 5/4/2006	10,500,000
4,010,000		Albemarle County, VA, IDA, (Series 1999), Weekly VRDNs (Region Ten Community Services Board, Inc.)/(Wachovia Bank N.A. LOC), 3.800%, 5/4/2006	4,010,000
2,280,000		Alexandria, VA, IDA, (Series 1999), Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 3.800%, 5/3/2006	2,280,000
6,500,000		Alexandria, VA, IDA, (Series 2005), Weekly VRDNs (American Statistical Association)/ (SunTrust Bank LOC), 3.800%, 5/3/2006	6,500,000
7,000,000		Alexandria, VA, IDA, (Series 2005), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.830%, 5/4/2006	7,000,000
3,010,000		Fairfax County, VA, EDA, (Series 1995), Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC), 3.800%, 5/4/2006	3,010,000
5,605,000		Fairfax County, VA, EDA, (Series 2001), Weekly VRDNs (The Langley School)/(SunTrust Bank LOC), 3.789%, 5/3/2006	5,605,000
780,000		Fauquier County, VA, IDA, Weekly VRDNs (Warrenton Development Co.)/(Bank of America N.A. LOC), 3.850%, 5/4/2006	780,000
3,155,000		Henrico County, VA, EDA, (Series 2001), Weekly VRDNs (Instructive Visiting Nurse Association)/(SunTrust Bank LOC), 3.800%, 5/3/2006	3,155,000
3,530,000		Henrico County, VA, EDA, (Series 2001), Weekly VRDNs (Roslyn Conference Center)/ (SunTrust Bank LOC), 3.800%, 5/3/2006	3,530,000
7,750,000		Henrico County, VA, EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. of Virginia LOC), 3.800%, 5/4/2006	7,750,000
16,800,000	[3]	Henrico County, VA, IDA, MERLOTS (Series 1997C), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	16,800,000
6,500,000		Spotsylvania County, VA, IDA, (Series 1993), Weekly VRDNs (Carlisle Corp. Project)/ (SunTrust Bank LOC), 3.800%, 5/3/2006	6,500,000
7,000,000		Virginia College Building Authority, (Series 2002), Weekly VRDNs (Shenandoah University)/ (Branch Banking & Trust Co. of Virginia LOC), 3.820%, 5/4/2006	7,000,000
1,220,000	[3]	Virginia State Public Building Authority, Floater Certificates (Series 1998-131), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.840%, 5/4/2006	1,220,000
		TOTAL	85,640,000
		Washington--2.3%
4,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-16), Weekly VRDNs (Port of Seattle, WA)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.850%, 5/4/2006	4,000,000
11,957,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-12), Weekly VRDNs (Washington State)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.820%, 5/4/2006	11,957,000
5,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2001-1), Weekly VRDNs (King County, WA)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.850%, 5/4/2006	5,000,000
8,680,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-36), Weekly VRDNs (Tacoma, WA Regional Water Supply System)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.850%, 5/4/2006	8,680,000
4,170,000	[3]	Clark County, WA, Public Utilities District No. 001, MERLOTS (Series 2001-A122), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/4/2006	4,170,000
8,100,000	[3]	Clark County, WA, School District No. 119 Battleground, (PT-2786), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	8,100,000
8,500,000	[3]	Energy Northwest, WA, (PT-778), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen (Guaranteed) LIQ), 3.840%, 5/4/2006	8,500,000
5,205,000	[3]	Energy Northwest, WA, (PT-1392), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	5,205,000
10,830,000	[3]	Energy Northwest, WA, ROCs (Series 4524), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Citigroup Global Markets Holdings, Inc. LIQ), 3.840%, 5/4/2006	10,830,000
13,700,000	[3]	King County, WA, MERLOTS (Series 2000 E), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	13,700,000
20,785,000	[3]	Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A56), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.820%, 5/3/2006	20,785,000
5,280,000	[3]	Seattle, WA Water System, ROCs (Series 4006), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.840%, 5/4/2006	5,280,000
7,440,000	[3]	Snohomish County, WA, Public Utility District, ROCs (Series 6055), Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 3.840%, 5/4/2006	7,440,000
3,460,000	[3]	Spokane, WA School District No. 081, ROCs (Series 4000), Weekly VRDNs (FSA INS)/ (Citigroup Global Markets Holdings, Inc. LIQ), 3.840%, 5/4/2006	3,460,000
5,000,000	[3]	Washington Health Care Facilities Authority, ROCs (Series 510CE), Weekly VRDNs (Overlake Hospital Medical Center)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.860%, 5/4/2006	5,000,000
7,695,000		Washington State Economic Development Finance Authority, (Series 2005A), Weekly VRDNs (Northwest Center)/(Key Bank, N.A. LOC), 3.810%, 5/4/2006	7,695,000
3,380,000		Washington State Housing Finance Commission, (Series 2005 B), Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 3.800%, 5/4/2006	3,380,000
34,860,000	[3]	Washington State, Class A Certificates (Series 2002-205), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ), 3.850%, 5/3/2006	34,860,000
2,045,000	[3]	Washington State, MERLOTS (Series 2002-A14), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	2,045,000
5,170,000	[3]	Washington State, Piper Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.860%, 5/4/2006	5,170,000
3,765,000	[3]	Washington State, Piper Variable Certificates (Series 2002B), Weekly VRDNs (FSA INS)/ (Bank of New York LIQ), 3.860%, 5/4/2006	3,765,000
		TOTAL	179,022,000
		West Virginia--0.1%
6,120,000		Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/ (Huntington National Bank, Columbus, OH LOC), 4.000%, 5/4/2006	6,120,000
1,300,000	[3]	West Virginia University, MERLOTS (Series 2002-A-15), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	1,300,000
		TOTAL	7,420,000
		Wisconsin--2.2%
17,375,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Wisconsin Non-AMT), (Series 2005-25), Weekly VRDNs (Central Brown County, WI Water Authority)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.850%, 5/4/2006	17,375,000
4,900,000		Chippewa Falls WI, Unified School District, 4.00% TRANs, 9/29/2006	4,917,301
22,000,000	[3]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT), (Series 2004-4), Weekly VRDNs (Wisconsin State)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), 3.840%, 5/4/2006	22,000,000
4,685,000		Eau Claire, WI, Area School District, 4.00% TRANs, 8/25/2006	4,698,801
14,000,000		Franklin, WI, Community Development Authority, (Series 2002), Weekly VRDNs (Indian Community School of Milwaukee, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.830%, 5/3/2006	14,000,000
5,400,000		Germantown, WI, School District, 3.75% TRANs, 8/25/2006	5,412,874
26,000,000		Kenosha, WI, United School District No. 1, 3.75% TRANs, 9/26/2006	26,080,862
10,000,000		Mequon-Thiensville, WI, School District, 4.00% TRANs, 9/8/2006	10,035,994
1,850,000		Middleton-Cross Plains, WI, Area School District, 4.00% BANs, 12/1/2006	1,850,000
5,000,000		Milton, WI, School District, 3.75% TRANs, 9/20/2006	5,014,543
5,365,000		Milwaukee, WI, (Series 1999), Weekly VRDNs (Goodwill Industries of Southeastern Wisconsin and Metropolitan Chicago, Inc.)/(U.S. Bank, N.A. LOC), 3.800%, 5/3/2006	5,365,000
5,100,000		Plymouth, WI, Joint School District, 4.00% TRANs, 11/1/2006	5,119,440
5,000,000		Stevens Point, WI, Area Public School District, 4.25% TRANs, 10/16/2006	5,023,725
3,150,000		Sun Prairie, WI, Area School District, 4.10% TRANs, 10/25/2006	3,164,799
7,000,000	[3]	University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	7,000,000
1,705,000		Wisconsin State HEFA, (Series 1997), Weekly VRDNs (Cedar Crest, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.920%, 5/4/2006	1,705,000
2,410,000		Wisconsin State HEFA, (Series 2000), Weekly VRDNs (Grace Lutheran Foundation, Inc.)/ (U.S. Bank, N.A. LOC), 3.800%, 5/3/2006	2,410,000
6,500,000		Wisconsin State HEFA, (Series 2003B), Weekly VRDNs (Franciscan Sisters of Christian Charity HealthCare Ministry, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.800%, 5/4/2006	6,500,000
1,750,000		Wisconsin State HEFA, (Series 2005), Weekly VRDNs (Hospicecare Holdings, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.800%, 5/4/2006	1,750,000
21,590,000	[3]	Wisconsin State HEFA, MERLOTS (Series 1997 B), Weekly VRDNs (Sinai Samaritan Medical Center, Inc.)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	21,590,000
		TOTAL	171,013,339
		TOTAL MUNICIPAL INVESTMENTS –104.0% (AT AMORTIZED COST)[4]	8,152,263,411
		OTHER ASSETS AND LIABILITIES –NET –(4.0)%	(317,127,993)
		TOTAL NET ASSETS –100%	$7,835,135,418

At April 30, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax.
1

The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1, or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in highest short-term rating categories.  Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security is rated by multiple NRSROs in different rating categories should be identified as a First Tier security.  At April 30, 2006, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At April 30, 2006, these securities amounted to $2,661,380,656 which represents 34.0% of total net assets.

4	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi Family Housing
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bonds
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TOPS	--Trust Obligation Participation Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

TREASURY OBLIGATIONS FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount			Value
		U.S. TREASURY--6.4%
		U.S. Treasury Notes--6.4%
$43,500,000		United States Treasury Notes, 2.500%, 5/31/2006	$43,465,021
86,500,000		United States Treasury Notes, 2.500%, 10/31/2006	85,785,401
261,000,000		United States Treasury Notes, 2.750%, 6/30/2006	260,587,316
87,000,000		United States Treasury Notes, 2.750%, 7/31/2006	86,748,782
167,000,000		United States Treasury Notes, 2.875%, 11/30/2006	165,462,921
104,750,000		United States Treasury Notes, 3.125%, 1/31/2007	103,629,018
84,750,000		United States Treasury Notes, 7.000%, 7/15/2006	85,183,856
		TOTAL U.S. TREASURY	830,862,315
		REPURCHASE AGREEMENTS--93.7%
500,000,000		Repurchase agreement 4.69%, dated 4/28/2006 under which ABN AMRO Bank NV, New York will repurchase U.S. Treasury securities with various maturities to 2/15/2016 for $500,195,417 on 5/1/2006. The market value of the underlying securities at the end of the period was $510,000,742.	500,000,000
1,604,000,000		Interest in $1,950,000,000 joint repurchase agreement 4.69%, dated 4/28/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $1,950,762,125 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,989,000,443.	1,604,000,000
500,000,000		Repurchase agreement 4.67%, dated 4/28/2006 under which Barclays Capital, Inc. will repurchase U.S. Treasury securities with various maturities to 7/15/2014 for $500,194,583 on 5/1/2006. The market value of the underlying securities at the end of the period was $510,000,509.	500,000,000
1,000,000,000		Repurchase agreement 4.70%, dated 4/28/2006 under which Bear Stearns and Co., Inc. will repurchase U.S. Treasury securities with various maturities to 11/15/2028 for $1,000,391,667 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,020,002,749.	1,000,000,000
100,000,000		Repurchase agreement 4.69%, dated 4/28/2006 under which CIBC World Markets Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for $100,039,083 on 5/1/2006. The market value of the underlying securities at the end of the period was $102,000,469.	100,000,000
200,000,000		Repurchase agreement 4.60%, dated 4/28/2006 under which Credit Suisse First Boston Corp. will repurchase a U.S. Treasury security maturing on 2/15/2009 for $200,078,167 on 5/1/2006. The market value of the underlying security at the end of the period was $204,004,665.	200,000,000
1,000,000,000		Repurchase agreement 4.69%, dated 4/28/2006 under which Credit Suisse First Boston Corp. will repurchase U.S. Treasury securities with various maturities to 5/15/2016 for $1,000,390,833 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,020,004,118.	1,000,000,000
95,000,000		Interest in $100,000,000 joint repurchase agreement 4.59%, dated 4/28/2006 under which Deutsche Bank Securities, Inc. will repurchase a U.S. Treasury security maturing on 9/21/2006 for $100,038,250 on 5/1/2006. The market value of the underlying security at the end of the period was $102,039,129.	95,000,000
663,000,000		Interest in $1,500,000,000 joint repurchase agreement 4.68%, dated 4/28/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2016 for $1,500,585,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,530,596,726.	663,000,000
1,000,000,000		Repurchase agreement 4.69%, dated 4/28/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,000,390,833 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,020,399,309.	1,000,000,000
500,000,000		Repurchase agreement 4.70%, dated 4/28/2006 under which Fortis Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $500,195,833 on 5/1/2006. The market value of the underlying securities at the end of the period was $510,000,747.	500,000,000
500,000,000		Repurchase agreement 4.67%, dated 4/28/2006 under which Greenwich Capital Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $500,194,583 on 5/1/2006. The market value of the underlying securities at the end of the period was $510,000,250.	500,000,000
1,000,000,000		Repurchase agreement 4.70%, dated 4/28/2006 under which HSBC Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $1,000,391,667on 5/1/2006. The market value of the underlying securities at the end of the period was $1,020,000,306.	1,000,000,000
100,000,000		Repurchase agreement 4.73%, dated 4/28/2006 under which ING Financial Markets LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for $100,039,417 on 5/1/2006. The market value of the underlying securities at the end of the period was $102,003,977.	100,000,000
1,404,000,000		Interest in $1,750,000,000 joint repurchase agreement 4.70%, dated 4/28/2006 under which J.P. Morgan Securities Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2028 for $1,750,685,417 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,785,003,790.	1,404,000,000
500,000,000		Repurchase agreement 4.69%, dated 4/28/2006 under which Merrill Lynch Government Securities will repurchase U.S. Treasury securities with various maturities to 11/15/2015 for $500,195,417 on 5/1/2006. The market value of the underlying securities at the end of the period was $510,004,291.	500,000,000
304,000,000		Interest in $800,000,000 joint repurchase agreement 4.69%, dated 4/28/2006 under which Morgan Stanley and Co., Inc. will repurchase U.S. Treasury securities with various maturities to 1/31/2007 for $800,312,667 on 5/1/2006. The market value of the underlying securities at the end of the period was $818,092,268.	304,000,000
500,000,000		Repurchase agreement 4.67%, dated 4/28/2006 under which Societe Generale, London will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for $500,194,583 on 5/1/2006. The market value of the underlying securities at the end of the period was $510,000,765.	500,000,000
360,000,000	[1]	Interest in $400,000,000 joint repurchase agreement 4.60%, dated 2/22/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 1/15/2011 for $403,935,556 on 5/10/2006. The market value of the underlying securities at the end of the period was $408,002,168.	360,000,000
171,549,000		Interest in $176,549,000 joint repurchase agreement 4.60%, dated 4/28/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 1/15/2026 for $176,616,677 on 5/1/2006. The market value of the underlying securities at the end of the period was $180,082,432.	171,549,000
191,749,000		Interest in $1,250,000,000 joint repurchase agreement 4.70%, dated 4/28/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2016 for $1,250,489,583 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,275,002,965.	191,749,000
		TOTAL REPURCHASE AGREEMENTS	12,193,298,000
		TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[2]	13,024,160,315
		OTHER ASSETS AND LIABILITIES—NET—(0.1)%	(16,937,824)
		TOTAL NET ASSETS—100%	$13,007,222,491

1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

TRUST FOR U.S. TREASURY OBLIGATIONS

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS--7.1%
		U.S. Treasury Notes--7.1%
$5,500,000		United States Treasury Notes, 2.500%, 5/31/2006 - 10/31/2006	$5,469,478
16,000,000		United States Treasury Notes, 2.750%, 6/30/2006 - 7/31/2006	15,969,476
7,000,000		United States Treasury Notes, 2.875%, 11/30/2006	6,935,577
4,250,000		United States Treasury Notes, 3.125%, 1/31/2007	4,204,500
3,250,000		United States Treasury Notes, 7.000%, 7/15/2006	3,266,637
		TOTAL U.S. TREASURY OBLIGATIONS	35,845,668
		REPURCHASE AGREEMENTS--93.0%
97,000,000		Interest in $1,950,000,000 joint repurchase agreement 4.690%, dated 4/28/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $1,950,762,125 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,989,000,443.	97,000,000
97,000,000		Interest in $1,500,000,000 joint repurchase agreement 4.680%, dated 4/28/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2016 for $1,500,585,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,530,596,726.	97,000,000
97,000,000		Interest in $1,750,000,000 joint repurchase agreement 4.700%, dated 4/28/2006 under which J.P. Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2028 for $1,750,685,417 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,785,003,790.	97,000,000
97,000,000		Interest in $800,000,000 joint repurchase agreement 4.690%, dated 4/28/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 1/31/2007 for $800,312,667 on 5/1/2006. The market value of the underlying securities at the end of the period was $818,092,268.	97,000,000
18,000,000	[1]	Interest in $400,000,000 joint repurchase agreement 4.600%, dated 2/22/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 1/15/2011 for $403,935,556 on 5/10/2006. The market value of the underlying securities at the end of the period was $408,002,168.	18,000,000
63,320,000		Interest in $1,250,000,000 joint repurchase agreement 4.700%, dated 4/28/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2016 for $1,250,489,583 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,275,002,965.	63,320,000
		TOTAL REPURCHASE AGREEMENTS	469,320,000
		TOTAL INVESTMENTS – 100.1% (AT AMORTIZED COST)[2]	505,165,668
		OTHER ASSETS AND LIABILITIES – NET – (0.1)%	(570,659)
		TOTAL NET ASSETS – 100%	$504,595,009

1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Item 2.

Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant

Money Market Obligations Trust

By

/S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date

June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date

June 21, 2006

By

/S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date

June 21, 2006